UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417
                                   --------

                           California Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            44 Montgomery Street, Suite 2100, San Francisco, CA   94104
--------------------------------------------------------------------------------
                (Address of principal executive offices)        (Zip code)

     Steve Rogers, 44 Montgomery Street, Suite 2100, San Francisco, CA 94104
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727
                                                    --------------

Date of fiscal year end: August 31, 2006
                         ---------------

Date of reporting period: February 28, 2006
                          -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORT TO SHAREHOLDERS


California Tax-Free Income Fund

California Insured Intermediate Fund

California Tax-Free Money Market Fund


U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust


S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Equity Income Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

                           CALIFORNIA INVESTMENT TRUST
                           ---------------------------
                                   FUND GROUP



                               SEMI-ANNUAL REPORT

                                February 28, 2006



                                 (800) 225-8778

                                www.caltrust.com

                                  NO-LOAD FUNDS

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------
ABOUT YOUR FUND'S                                                      2/28/2006
EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not carry a "sales load," nor does it charge redemption fees on shares held over one month.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                                         Beginning Account Value   Ending Account Value   Expenses Paid
                                                            September 1, 2005       February 28, 2006     During Period
-----------------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund
Direct Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,011           $2.64(1)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,022           $2.66(1)

California Insured Intermediate Fund
Direct Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,004           $3.38(2)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,022           $3.41(2)

California Tax-Free Income Fund
Direct Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,005           $3.28(3)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,022           $3.31(3)

U.S. Government Securities Fund
Direct Shares
 Based on Actual Fund Return ...........................           $1,000                  $  994           $3.66(4)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,021           $3.71(4)
K Shares
 Based on Actual Fund Return ...........................           $1,000                  $  992           $6.12(4)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,019           $6.21(4)

The United States Treasury Trust
Direct Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,017           $2.65(5)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,022           $2.66(5)
K Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,014           $5.14(5)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,020           $5.16(5)

Short-Term U.S. Government Bond Fund
Direct Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,004           $2.93(6)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,022           $2.96(6)
K Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,002           $5.41(6)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,020           $5.46(6)

S&P 500 Index Fund
Direct Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,058           $1.84(7)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,023           $1.81(7)
K Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,055           $4.38(7)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,021           $4.31(7)

--------------------------------------------------------------------------------
ABOUT YOUR FUND'S                                                      2/28/2006
EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Beginning Account Value   Ending Account Value   Expenses Paid
                                                            September 1, 2005       February 28, 2006     During Period
--------------------------------------------------------------------------------------------------------------------------
S&P MidCap Index Fund
Direct Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,089             $3.00 (8)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,022             $2.91 (8)
K Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,086             $5.59 (8)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,020             $5.41 (8)

S&P SmallCap Index Fund
Direct Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,089             $3.83 (9)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,021             $3.71 (9)
K Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,086             $6.41 (9)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,019             $6.21 (9)

Equity Income Fund
Direct Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,038             $4.40 (10)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,021             $4.36 (10)
K Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,036             $6.92 (10)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,018             $6.85 (10)

European Growth & Income Fund
Direct Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,063             $5.12 (11)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,020             $5.01 (11)
K Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,060             $7.66 (11)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,018             $7.51 (11)

Nasdaq-100 Index Fund
Direct Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,055             $3.77 (12)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,021             $3.71 (12)
K Shares
 Based on Actual Fund Return ...........................           $1,000                  $1,053             $6.31 (12)
 Based on Hypothetical 5% Return before expenses .......           $1,000                  $1,019             $6.21 (12)

----------
(1) Expenses are equal to the Fund's expense ratio (0.53%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(2) Expenses are equal to the Fund's expense ratio (0.68%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(3) Expenses are equal to the Fund's expense ratio (0.66%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4) Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(5) Expenses are equal to the Fund's expense ratio (Direct Shares 0.53%; K Shares 1.03%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(6) Expenses are equal to the Fund's expense ratio (Direct Shares 0.59%; K Shares 1.09%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(7) Expenses are equal to the Fund's expense ratio (Direct Shares 0.36%; K Shares 0.86%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(8) Expenses are equal to the Fund's expense ratio (Direct Shares 0.58%; K Shares 1.08%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(9) Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(10) Expenses are equal to the Fund's expense ratio (Direct Shares 0.87%; K Shares 1.37%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(11) Expenses are equal to the Fund's expense ratio (Direct Shares 1.00%; K Shares 1.50%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(12) Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR                                                2/28/2006
BREAKDOWNS (UNAUDITED)
--------------------------------------------------------------------------------

California Tax-Free Money Market Fund

                                                                                                                      Percentage
                                                                                                                       of Total
      Security                                                         Description                         Value      Investment
---------------------------------------------------------------------------------------------------------------------------------
1     CALIFORNIA, STATE OF                          Kindergarten-Univ; Series B-3                        $2,200,000   3.6%
2     SACRAMENTO, COUNTY OF                         Series A                                              2,010,356   3.3%
3     CALIFORNIA, STATE OF                          Revenue Anticipation Notes                            2,009,554   3.3%
4     CALIFORNIA COMMUNITY COLLEGE FINANCING        Series A                                              2,009,063   3.3%
      AUTHORITY
5     BAY AREA TOLL AUTHORITY                       San Francisco Bay Toll; Series D-1                    2,000,000   3.3%
6     CALIFORNIA, STATE OF                          General Obligation Bonds; Series 2003C-1              2,000,000   3.3%
7     CALIFORNIA DEPARTMENT OF WATER RESOURCES      Power Supply Revenue Bonds; Series C-8                2,000,000   3.3%
8     CHINO BASIN REGIONAL FINANCING AUTHORITY      Inland Empire Utilities Agency; Series 2002A          2,000,000   3.3%
9     LOS ANGLES COUNTY TRANSPORTATION COMMISSION   Sales Tax Revenue Refunding Bonds; 1992; Series A     2,000,000   3.3%
10    ORANGE COUNTY WATER DISTRICT                  Certificates of Participation; Series A               2,000,000   3.3%
11    RIVERSIDE, COUNTY OF                          Community Facilities District 89-5, Special Tax       2,000,000   3.3%
12    WILLIAM S. HART UNION HIGH SCHOOL DISTRICT    School Facility Bridge Funding Program                2,000,000   3.3%
13    EAST BAY MUNICIPAL UTILITY DISTRICT           Certificates of Participation                         2,000,000   3.3%
14    UNIVERSITY OF CALIFORNIA BOARD OF REGENTS     Commercial Paper Notes; Series A                      2,000,000   3.3%

[BAR CHART]
Variable Rate Demand Notes           74.5%
Tax and Revenue Anticipation Notes   18.4%
Commercial Paper                      6.5%
Other Net Assets                      0.5%


California Insured Intermediate Fund

                                                                                                                       Percentage
                                                                                                                        of Total
     Security                                                            Description                         Value     Investment
---------------------------------------------------------------------------------------------------------------------------------
1    MONTEREY, COUNTY OF                           Certificates of Participation                           $647,796    3.3%
2    OAK PARK UNIFIED SCHOOL DISTRICT              General Obligation, Refunding Bonds                      612,918    3.1%
3    EASTERN MUNICIPAL WATER DISTRICT              Certificates of Participation; Series A                  594,688    3.0%
4    IMPERIAL IRRIGATION DISTRICT                  Certificates of Participation; 1997 Capital Projects     562,049    2.8%
5    FRESNO, CITY OF                               Water System Revenue Refunding; Series A                 560,345    2.8%
6    CASTAIC LAKE WATER AGENCY                     Water System Improvement Projects; Series 2001A          559,480    2.8%
7    SOUTHERN CALIFORNIA PUBLIC POWER              San Juan Power Project 2002 Refunding; Series A          557,450    2.8%
     AUTHORITY
8    FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT   General Obligation Refunding Bonds 20025                 556,075    2.8%
9    OAKLAND JOINT POWERS FINANCING                Convention Centers; Series 2001                          555,595    2.8%
     AUTHORITY
10   BEVERLY HILLS PUBLIC FINANCIAL                Lease Revenue Refunding; Series A                        552,020    2.8%
     AUTHORITY


[BAR CHART]
Long Term Securities         95.8%
Variable Rate Demand Notes    3.0%
Other Net Assets              1.2%

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR                                                2/28/2006
BREAKDOWNS (UNAUDITED)
--------------------------------------------------------------------------------

California Tax-Free Income Fund

                                                                                                                         Percentage
                                                                                                                          of Total
      Security                                                            Description                         Value      Investment
-----------------------------------------------------------------------------------------------------------------------------------
1     CALIFORNIA STATE PUBLIC WORKS BOARD             University of California Projects; 1993 Series A     $5,500,200    4.1%
2     SANTA CLARA REDEVELOPMENT AGENCY                Bayshore North Project, 1992 Tax Allocation           4,334,400    3.2%
                                                      Refunding Bonds
3     LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY    Bunker Hill Project; Series A                         4,208,240    3.1%
4     SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY      Multiple Project Revenue Bonds; Series 1989           4,199,146    3.1%
5     CALIFORNIA, STATE OF                            General Obligation Bonds; 2005                        4,185,480    3.1%
6     LOS ANGELES COUNTY TRANSPORTATION COMMISSION    Sales Tax Revenue Refunding Bonds, 1991; Series B     3,856,476    2.9%
7     SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT   Sales Tax Revenue Refunding Bonds; Series 1990        3,413,239    2.6%
8     CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY     Stanford University Revenue Bonds; Series P           3,359,250    2.5%
9     CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY     Revenue Bonds (Occidental College); Series 2005A      3,350,279    2.5%
10    CALIFORNIA, STATE OF                            General Obligation Bonds                              3,336,420    2.5%


[BAR CHART]
Long Term Securities         98.4%
Variable Rate Demand Notes    0.5%
Other Net Assets              1.1%


U.S. Government Securities Fund

                                                                            Percentage
                                                                             of Total
     Security Description                         Maturity       Value      Investment
--------------------------------------------------------------------------------------
1    United States Treasury Bills                5/18/2006    $4,952,280       18.7%
2    United States Treasury Bonds                5/15/2016     3,631,877       13.7%
3    Government National Mortgage Association   12/20/2034     2,478,104        9.4%
4    Government National Mortgage Association    7/20/2035     1,939,951        7.3%
5    Government National Mortgage Association    2/15/2019     1,651,918        6.2%
6    Government National Mortgage Association    7/15/2020     1,554,643        5.9%
7    Government National Mortgage Association    9/15/2018     1,453,567        5.5%
8    Government National Mortgage Association    1/15/2019     1,435,028        5.4%
9    Government National Mortgage Association    1/15/2025     1,238,898        4.7%
10   Government National Mortgage Association    2/15/2018     1,163,056        4.4%

[BAR CHART]
Government National Mortgage Association   62.4%
United States Treasury Bills               23.4%
United States Treasury Bonds               13.6%
Other Net Assets                            0.6%

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR                                                2/28/2006
BREAKDOWNS (UNAUDITED)
--------------------------------------------------------------------------------

The United States Treasury Trust

                                                                    Percentage
                                                                     of Total
      Security Description              Maturity         Value      Investment
------------------------------------------------------------------------------
1     United States Treasury Bills      6/8/2006     $13,335,325       38.2%
2     United States Treasury Bills     4/20/2006      12,927,587       37.0%
3     United States Treasury Bills     3/16/2006       8,186,712       23.4%
4     United States Treasury Bills     5/18/2006         495,168        1.4%


[BAR CHART]
United States Treasury Bills   100.3%
Other Liabilities               -0.3%


Short Term U.S. Government Bond Fund

                                                                            Percentage
                                                                             of Total
     Security Description                         Maturity       Value      Investment
--------------------------------------------------------------------------------------
1    United States Treasury Notes                5/15/2008    $1,668,127       10.3%
2    United States Treasury Notes                5/15/2007     1,570,813        9.7%
3    United States Treasury Notes                8/15/2007     1,459,220        9.0%
4    United States Treasury Notes                2/28/2007     1,283,243        7.9%
5    United States Treasury Notes                2/15/2007     1,172,485        7.2%
6    United States Treasury Notes               11/15/2007     1,069,880        6.6%
7    United States Treasury Notes                8/15/2008       988,868        6.1%
8    United States Treasury Notes                2/15/2008       969,063        6.0%
9    Government National Mortgage Association   11/20/2034       768,845        4.7%
10   United States Treasury Notes                9/30/2007       692,672        4.3%

[BAR CHART]
Government National Mortgage Association    8.7%
United States Treasury Bills                1.8%
United States Treasury Notes               88.9%
Other Net Assets                            0.6%

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR                                                2/28/2006
BREAKDOWNS (UNAUDITED)
--------------------------------------------------------------------------------

S&P 500 Index Fund

                                                         Percentage
                                                          of Total
      Security                                Value      Investment
-------------------------------------------------------------------
1     Exxon Mobil Corp                     $3,480,863   3.1%
2     General Electric Co                   3,269,546   2.9%
3     Microsoft Corp                        2,318,296   2.1%
4     Citigroup Inc                         2,207,722   2.0%
5     Bank of America Corp                  2,005,754   1.8%
6     Procter & Gamble Co                   1,890,012   1.7%
7     Pfizer Inc                            1,808,472   1.6%
8     American International Group Inc      1,618,919   1.5%
9     Johnson & Johnson                     1,615,065   1.5%
10    Altria Group Inc                      1,408,521   1.3%


[BAR CHART]
                        S&P 500    CIT
Basic Materials             2.9%    3.0%
Communications             10.5%   10.5%
Consumer Cyclical           8.6%    8.6%
Consumer Non-Cyclical      21.5%   21.4%
Energy                      9.5%    9.5%
Financial                  21.1%   21.1%
Industrial                 11.3%   11.4%
Technology                 11.2%   11.2%
Utility                     3.4%    3.3%


S&P MidCap Index Fund

                                                              Percentage
                                                               of Total
     Security                                      Value      Investment
------------------------------------------------------------------------
1    Legg Mason Inc                             $2,526,394   1.4%
2    Peabody Energy Corp                         2,017,686   1.1%
3    SanDisk Corp                                1,764,100   1.0%
4    Chico's FAS Inc                             1,350,147   0.7%
5    Expeditors International Washington Inc     1,318,074   0.7%
6    Cognizant Technology Solutions Corp         1,264,482   0.7%
7    Smith International Inc                     1,232,389   0.7%
8    CH Robinson Worldwide Inc                   1,214,712   0.7%
9    Varian Medical Systems Inc                  1,206,161   0.7%
10   Microchip Technology Inc                    1,172,019   0.6%


[BAR CHART]
                        S&P 400    CIT
Basic Materials             3.4%    3.4%
Communications              4.8%    4.7%
Consumer Cyclical          14.7%   14.6%
Consumer Non-Cyclical      17.0%   17.8%
Diversified                 0.4%    0.4%
Energy                     10.3%   10.3%
Financial                  18.1%   17.9%
Industrial                 13.8%   13.7%
Technology                 11.1%   11.0%
Utilities                   6.4%    6.2%

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR                                                2/28/2006
BREAKDOWNS (UNAUDITED)
--------------------------------------------------------------------------------

S&P SmallCap Index Fund

                                                     Percentage
                                                      of Total
      Security                            Value      Investment
---------------------------------------------------------------
1     NVR Inc                           $256,020     0.8%
2     Oshkosh Truck Corp                 244,960     0.8%
3     Roper Industries Inc               225,711     0.7%
4     Cimarex Energy Co                  205,749     0.6%
5     Global Payments Inc                202,305     0.6%
6     Hughes Supply Inc                  182,318     0.6%
7     JLG Industries Inc                 179,389     0.6%
8     Shurgard Storage Centers Inc       176,935     0.5%
9     Resmed Inc                         169,260     0.5%
10    Massey Energy Co                   167,177     0.5%


[BAR CHART]
                        S&P 600    CIT
Basic Materials             3.7%    3.6%
Communications              3.5%    3.3%
Consumer Cyclical          18.4%   18.5%
Consumer Non-Cyclical      17.1%   17.0%
Energy                      7.3%    7.6%
Financial                  14.9%   14.8%
Industrial                 21.1%   21.2%
Technology                  9.7%    9.6%
Utility                     4.3%    4.4%


Equity Income Fund

                                             Percentage
                                              of Total
     Security                      Value     Investment
-------------------------------------------------------
1    Bank of America Corp        $596,784    2.8%
2    McGraw-Hill Cos Inc/The      566,895    2.7%
3    Wells Fargo & Co             532,667    2.5%
4    Citigroup Inc                482,758    2.3%
5    ConocoPhillips               447,934    2.1%
6    Coca-Cola Co/The             440,685    2.1%
7    McDonald's Corp              431,767    2.1%
8    Moody's Corp                 408,164    1.9%
9    Baxter International Inc     394,056    1.9%
10   Lowe's Cos Inc               392,035    1.9%


[BAR CHART]
                           S&P 500
                        Citigroup/Value    CIT
Basic Materials             4.8%           3.5%
Communications             13.0%           4.7%
Consumer Cyclical           5.2%          11.6%
Consumer Non-Cyclical       8.5%          18.7%
Energy                      8.1%          13.6%
Financial                  32.2%          27.7%
Industrial                 15.3%           5.9%
Technology                  6.9%           9.1%
Utility                     6.0%           5.2%

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR                                                2/28/2006
BREAKDOWNS (UNAUDITED)
--------------------------------------------------------------------------------

European Growth & Income Fund
                                                  Percentage
                                                   of Total
      Security                         Value      Investment
------------------------------------------------------------
1     BP PLC ADR                     $483,272     5.4%
2     HSBC Holdings PLC ADR           396,831     4.4%
3     Total SA ADR                    375,740     4.2%
4     Barclays PLC ADR                358,602     4.0%
5     GlaxoSmithKline PLC ADR         350,048     3.9%
6     Novartis AG ADR                 338,510     3.8%
7     UBS AG                          316,034     3.5%
8     Royal Dutch Shell PLC ADR       315,706     3.5%
9     Vodafone Group PLC ADR          291,925     3.3%
10    Nokia OYJ ADR                   286,652     3.2%


[BAR CHART]
                        DJ STOXX 50    CIT
Basic Materials             4.4%       3.4%
Communications             12.9%      15.2%
Consumer Cyclical           7.7%       1.2%
Consumer Non-Cyclical      21.9%      20.3%
Energy                     11.6%      18.5%
Financial                  30.2%      33.5%
Industrial                  5.0%       3.6%
Technology                  2.0%       1.1%
Utility                     4.3%       3.2%


Nasdaq-100 Index Fund

                                          Percentage
                                           of Total
     Security                  Value      Investment
----------------------------------------------------
1    Qualcomm Inc           $1,168,636   6.5%
2    Microsoft Corp          1,132,759   6.3%
3    Apple Computer Inc      1,003,974   5.6%
4    Google Inc                567,138   3.2%
5    Cisco Systems Inc         556,195   3.1%
6    Amgen Inc                 544,509   3.0%
7    eBay Inc                  522,342   2.9%
8    Starbucks Corp            485,816   2.7%
9    Intel Corp                445,084   2.5%
10   Gilead Sciences Inc       349,397   1.9%

[BAR CHART]
                        NASDAQ-100     CIT
Basic Materials             0.3%       0.3%
Communications             28.3%      28.6%
Consumer Cyclical          10.6%      10.7%
Consumer Non-Cyclical      17.8%      18.1%
Energy                      0.3%       0.3%
Industrial                  2.8%       2.9%
Technology                 39.9%      39.1%

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE             PORTFOLIO OF INVESTMENTS               2/28/2006
MONEY MARKET FUND                     (UNAUDITED)
--------------------------------------------------------------------------------

Security Description                                                 Par Value    Rate     Maturity   Value (Note 1)
--------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (74.53%)

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
 Revenue Bonds                                                       $1,500,000    2.93%   3/2/2006     $1,500,000

BAY AREA TOLL AUTHORITY
 San Francisco Bay Toll; Series D-1                                   2,000,000    3.10%   3/1/2006      2,000,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
 Sutter Hospital; Series B                                              150,000    2.70%   3/1/2006        150,000

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
 Rand Corporation; Series B                                             500,000    2.70%   3/1/2006        500,000

CALIFORNIA, STATE OF
 General Obligation: Series A-3                                         100,000    2.65%   3/1/2006        100,000
 General Obligation Bonds; Series 2003C-1                             2,000,000    2.94%   3/2/2006      2,000,000
 Kindergarten-Univ; Series B-3                                        2,200,000    2.69%   3/1/2006      2,200,000

CALIFORNIA DEPARTMENT OF WATER RESOURCES
 Power Supply Revenue Bonds; Series 2002-B6                             900,000    2.69%   3/1/2006        900,000
 Power Supply Revenue Bonds; Series C-8                               2,000,000    2.98%   3/2/2006      2,000,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
 Certificates of Participation: Sutter Health Group                     600,000    2.69%   3/1/2006        600,000
 Gemological Institute of America; Special Tax; Series 2001           1,800,000    2.97%   3/2/2006      1,800,000

CHINO BASIN REGIONAL FINANCING AUTHORITY
 Inland Empire Utilities Agency; Series 2002A                         2,000,000    2.95%   3/1/2006      2,000,000

IRVINE, CITY OF
 Assessment District 94-13                                              800,000    2.69%   3/1/2006        800,000
 Assessment District 97-17                                              700,000    2.69%   3/1/2006        700,000
 Assessment District 93-14                                            1,000,000    2.65%   3/1/2006      1,000,000

IRVINE RANCH WATER DISTRICT
 General Obligation; Consolidated Series                                600,000    2.69%   3/1/2006        600,000
 Waterworks Bonds; 1998 Series A, District 182                          400,000    2.65%   3/1/2006        400,000
 Sewer Bonds; 1988 Series A; District 282                               400,000    2.65%   3/1/2006        400,000
 General Obligation; Consolidated Series 1993                           650,000    2.69%   3/1/2006        650,000
 Certificates of Participation; 1986 Capital Improvements Projects    1,300,000    2.65%   3/1/2006      1,300,000

LOS ANGELES COUNTY HOUSING AUTHORITY
 Rowland Heights Preservation; Series A                               1,400,000    3.05%   3/1/2006      1,400,000

LOS ANGELES, COUNTY OF
 Pension Obligation, Refunding Bonds                                  1,400,000    2.95%   3/1/2006      1,400,000

LOS ANGLES COUNTY TRANSPORTATION COMMISSION
 Sales Tax Revenue Refunding Bonds; 1992; Series A                    2,000,000    2.95%   3/2/2006      2,000,000
 Tax Refunding Bonds; Series A                                        1,000,000    2.95%   3/1/2006      1,000,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
 Water System Revenue Bonds; 2001 Series B-2                            200,000    2.69%   3/1/2006        200,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
 Water Revenue Refunding Bonds; 1996 Series A                         1,885,000    2.95%   3/2/2006      1,885,000
 Water Revenue Bonds; Series 2000 B-3                                   100,000    2.65%   3/1/2006        100,000
 Water Revenue Bonds; Series 2001 C-2                                   600,000    2.70%   3/1/2006        600,000

ORANGE COUNTY HOUSING AUTHORITY
 Revenue Bonds, Village Niguel, Issue AA of 1985                      1,900,000    3.00%   3/1/2006      1,900,000

ORANGE COUNTY SANITATION DISTRICT
 Refunding Certificates of Participation; Series 1993                 1,600,000    2.69%   3/1/2006      1,600,000
 Certificates of Participation; Series B                                800,000    2.69%   3/1/2006        800,000

ORANGE COUNTY WATER DISTRICT
 Certificates of Participation; Series A                              2,000,000    2.95%   3/1/2006      2,000,000

RIVERSIDE, COUNTY OF
 Community Facilities District 89-5, Special Tax                      2,000,000    2.96%   3/1/2006      2,000,000

SAN FRANCISCO CITY & COUNTY FINANCE CORP.
 Moscone Center Expansion Project; Series 2000-3                      1,900,000    2.90%   3/2/2006      1,900,000

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE              PORTFOLIO OF INVESTMENTS              2/28/2006
MONEY MARKET FUND               (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

Security Description                                           Par Value    Rate    Maturity    Value (Note 1)
--------------------------------------------------------------------------------------------------------------
SANTA ANA HOUSING AUTHORITY
 Harbor Pointe Apartments; 1995 Series A                      $ 1,720,000   2.93%    3/2/2006   $    1,720,000

TUSTIN, CITY OF
 Reassessment District No. 95-2; Series A                         800,000   2.69%    3/1/2006          800,000

WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
 Regional Wastewater Treatment Bonds, 1996                        800,000   2.69%    3/1/2006          800,000

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
 School Facility Bridge Funding Program                         2,000,000   2.95%    3/2/2006        2,000,000
                                                                                                --------------
Total Variable Rate Demand Notes (Cost $45,705,000)                                                 45,705,000
                                                                                                --------------
TAX AND REVENUE ANTICIPATION NOTES (18.44%)

CALIFORNIA COMMUNITY COLLEGE FINANCING AUTHORITY
 Series A                                                       2,000,000   4.00%   6/30/2006        2,009,063

CALIFORNIA SCHOOL CASH RESERVE PROGRAM FINANCING AUTHORITY
 Series A                                                       1,750,000   4.00%    7/6/2006        1,758,305

CALIFORNIA, STATE OF
 Revenue Anticipation Notes                                     2,000,000   4.50%   6/30/2006        2,009,554

LOS ANGELES, COUNTY OF
 Series A                                                       1,000,000   4.00%   6/30/2006        1,004,718

LOS ANGELES UNIFIED SCHOOL DISTRICT
 Election 2004; Series A                                        1,500,000   5.00%    7/1/2006        1,509,310

SACRAMENTO, COUNTY OF
 Series A                                                       2,000,000   4.00%   7/10/2006        2,010,356

SAN DIEGO COUNTY AND SCHOOL DISTRICT
 Series B                                                       1,000,000   4.00%   7/14/2006        1,004,727
                                                                                                --------------
Total Tax and Revenue Anticipation Notes (Cost $11,306,033)                                         11,306,033
                                                                                                --------------
COMMERCIAL PAPER (6.52%)

EAST BAY MUNICIPAL UTILITY DISTRICT
 Certificates of Participation                                  2,000,000   3.00%    3/8/2006        2,000,000

UNIVERSITY OF CALIFORNIA BOARD OF REGENTS
 Commercial Paper Notes; Series A                               2,000,000   3.00%    3/9/2006        2,000,000
                                                                                                --------------
Total Commercial Paper (Cost $4,000,000)                                                             4,000,000
                                                                                                --------------
Total Investments (Cost $61,011,033) (a) (99.49%)                                               $   61,011,033
Other Net Assets (0.51%)                                                                               314,407
                                                                                                --------------
Net Assets (100.00%)                                                                            $   61,325,440
                                                                                                ==============

----------
(a)   Aggregate cost for federal income tax purposes is $61,011,033.

*     Stated maturity reflects next reset date.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CALIFORNIA INSURED               PORTFOLIO OF INVESTMENTS              2/28/2006
INTERMEDIATE FUND                     (UNAUDITED)
--------------------------------------------------------------------------------

Security Description                                        Par Value   Rate     Maturity   Value (Note 1)
----------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (95.79%)

ANAHEIM PUBLIC FINANCIAL AUTHORITY
 Convention Center Project; Series A                         $500,000   5.25%    8/1/2013      $546,095

BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
 Lease Revenue Refunding; Series A                            500,000   5.25%    6/1/2013       552,020

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
 University of San Francisco Revenue Bonds; Series 1996       500,000   5.60%   10/1/2010       544,940

CALIFORNIA, STATE OF
 General Obligation Bonds; 1996                               500,000   5.20%    6/1/2007       511,980

CALIFORNIA STATE PUBLIC WORKS BOARD
 CA State Prison - Lassen County; 2001 Series A               400,000   5.25%    6/1/2011       433,772
 Lease Revenue Refunding Bonds; 2001 Series A                 500,000   5.25%    6/1/2012       546,800

CASTAIC LAKE WATER AGENCY
 Water System Improvement Projects; Series 1994A              300,000   7.25%    8/1/2009       335,922
 Water System Improvement Projects; Series 2001A              500,000   6.00%    8/1/2012       559,480

CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
 General Obligation Refi. Bonds; Series C                     400,000   6.15%    2/1/2009       430,380

CHAFFEY UNION HIGH SCHOOL DISTRICT
 General Obligation Bonds; Series C                           500,000   5.00%    5/1/2012       540,640

CHICO UNIFIED SCHOOL DISTRICT
 General Obligation Refunding Bonds                           400,000   8.50%    8/1/2007       428,340

EASTERN MUNICIPAL WATER DISTRICT
 Certificates of Participation; Series A                      550,000   5.25%    7/1/2012       594,688

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
 General Obligation Refunding Bonds 20025                     500,000   5.50%    8/1/2012       556,075

FRESNO, CITY OF
 Water System Revenue Refunding; Series A                     500,000   6.00%    6/1/2011       560,345

IMPERIAL IRRIGATION DISTRICT
 Certificates of Participation; 1997 Capital Projects         530,000   5.20%   11/1/2009       562,049

INDUSTRY CITY URBAN DEVELOPMENT AGENCY
 2002 Tax Allocation; Refunding, Project 1                    300,000   5.38%    5/1/2012       308,265

LOS ANGELES , CITY OF
 Sanitation Equipment Charge Revenue Bonds; Series 2001-A     500,000   5.00%    2/1/2008       515,840

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
 Sales Tax Revenue Bonds; Series A                            500,000   5.50%    7/1/2008       524,455

LOS ANGELES, COUNTY OF
 Pension Obligation Certificates; Series A                    400,000   6.90%   6/30/2008       430,824

LOS ANGELES DEPARTMENT OF WATER AND POWER
 Power Project Revenue Bond; 2001 Series A                    500,000   5.25%    7/1/2014       539,365

LOS ANGELES UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; 1997 Series A                      400,000   6.00%    7/1/2007       414,148
 Election of 2004; Series F                                   500,000   5.00%    7/1/2010       531,395

MONTEREY, COUNTY OF
 Certificates of Participation                                600,000   5.25%    8/1/2014       647,796

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
 General Obligation Bonds; 2002 Series A                      500,000   5.00%    8/1/2012       541,820
 2005 General Obligation Refunding Bonds                      500,000   5.00%    8/1/2014       546,935

OAK PARK UNIFIED SCHOOL DISTRICT
 General Obligation, Refunding Bonds                          600,000   5.15%    5/1/2007       612,918

OAKLAND JOINT POWERS FINANCING AUTHORITY
 Convention Centers; Series 2001                              500,000   5.50%   10/1/2012       555,595

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CALIFORNIA INSURED               PORTFOLIO OF INVESTMENTS              2/28/2006
INTERMEDIATE FUND                (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

Security Description                                             Par Value    Rate    Maturity    Value (Note 1)
----------------------------------------------------------------------------------------------------------------

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
 Measure M Sales Tax Revenue Bonds; Series 1998 A               $   500,000   5.50%   2/15/2007   $      510,750
 Measure M Sales Tax Revenue 2nd Series, Series A                   325,000   5.00%   2/15/2009          340,148

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
 Eisenhower Medical Center; Series 1997A                            385,000   5.25%    7/1/2012          400,619

SAN BERNARDINO, COUNTY OF
 Certificates of Participation; Series 2002 A                       500,000   5.00%    7/1/2015          545,555

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
 Sewer Revenue Refunding Bonds; Series A                            500,000   5.10%   5/15/2010          514,585

SAN FRANCISCO AIRPORT COMMISSION
 San Francisco International Airport Revenue Second; Series B       450,000   5.50%    5/1/2009          472,230

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
 Water Revenue Refunding Bonds; Series B                            500,000   5.00%   11/1/2013          540,260
 Water Revenue Refunding Bonds; Series B                            400,000   5.50%   5/15/2010          431,768

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
 San Juan Power Project 2002 Refunding; Series A                    500,000   5.50%    1/1/2013          557,450

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
 Multiple Purpose Projects; Series O                                500,000   5.75%    9/1/2010          547,855

WALNUT, CITY OF
 Public Financing Authority Tax Allocation                          500,000   5.38%    9/1/2013          547,490
                                                                                                  --------------
Total Long-Term Securities (Cost $19,107,732)                                                         19,281,592
                                                                                                  --------------
VARIABLE RATE DEMAND NOTES* (2.98%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
 Power Supply Revenue Bonds; Series 2002B6                          100,000   2.90%    3/1/2006          100,000

CALIFORNIA, STATE OF
 Kindergarten-Univ; Series B-3                                      100,000   2.90%    3/1/2006          100,000

IRVINE RANCH WATER DISTRICT
 General Obligation; Consolidated Series 1993                       400,000   2.90%    3/1/2006          400,000
                                                                                                  --------------
Total Variable Rate Demand Notes (Cost $600,000)                                                         600,000
                                                                                                  --------------
Total Investments (Cost $19,707,732) (a) (98.77%)                                                     19,881,592
Other Net Assets (1.23%)                                                                                 247,725
                                                                                                  --------------
Net Assets (100.00%)                                                                              $   20,129,317
                                                                                                  ==============

----------
(a) Aggregate cost for federal income tax purposes is $19,707,732. At February 28, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

      Unrealized appreciation        $ 258,203
      Unrealized depreciation          (84,343)
                                     ---------
      Net unrealized appreciation    $ 173,860
                                     =========

*     Stated maturity reflects next reset date

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE            PORTFOLIO OF INVESTMENTS                2/28/2006
INCOME FUND                           (UNAUDITED)
--------------------------------------------------------------------------------

Security Description                                                Par Value    Rate    Maturity    Value (Note 1)
-------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (98.42%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
 Water System Revenue Bonds, Central Valley AC                     $2,500,000    5.00%   12/1/2016   $2,718,075
 Water System Revenue Bonds, Central Valley J-1; Unrefunded         1,695,000    7.00%   12/1/2011    1,995,371
 Water System Revenue Bonds, Central Valley J-3; Unrefunded         2,070,000    7.00%   12/1/2011    2,436,825

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
 Pomona College Refunding Revenue Bonds; Series 1999                2,500,000    5.25%    1/1/2017    2,643,375
 Revenue Bonds (Occidental College); Series 2005A                   3,165,000    5.00%   10/1/2030    3,350,279
 Stanford University Revenue Bonds; Series P                        3,000,000    5.25%   12/1/2013    3,359,250

CALIFORNIA, STATE OF
 General Obligation Bonds                                           3,000,000    6.25%    9/1/2012    3,336,420
 General Obligation Bonds; 2005                                     4,000,000    5.00%    5/1/2027    4,185,480
 General Obligation Bonds                                           2,000,000    5.00%    6/1/2007    2,037,320
 General Obligation Bonds                                           2,000,000    5.00%    6/1/2033    2,076,440
 Economic Recovery Bonds; Series 2004A & B                          2,000,000    5.00%    7/1/2016    2,139,380

CALIFORNIA STATE PUBLIC WORKS BOARD
 CA State Prison - Imperial County; 1991 Series A                   2,500,000    6.50%    9/1/2017    2,900,150
 University of California Projects; 1993 Series A                   5,000,000    5.50%    6/1/2014    5,500,200

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
 UniHealth America; Certificates of Participation; 1993 Series A    2,160,000    5.50%   10/1/2014    2,406,672

CASTAIC LAKE WATER AGENCY
 Water System Improvement Projects; Series 1994A                    2,090,000    7.25%    8/1/2009    2,340,257

CONTRA COSTA WATER DISTRICT
 Water Revenue Bonds; Series E                                      2,000,000    6.25%   10/1/2012    2,216,020

CUCAMONGA COUNTY WATER DISTRICT
 Water Facilities and Refinancing, 2001                             1,080,000    5.00%    9/1/2016    1,147,489

EAST BAY MUNICIPAL UTILITY DISTRICT
 Water Revenue Refunding Bonds; Series 2001                         2,000,000    5.25%    6/1/2014    2,155,600

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
 Certificates of Participation                                      1,000,000    6.00%    7/1/2012    1,133,730

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
 Election 1999; Series C                                            2,000,000    0.00%    8/1/2027      756,420

KERN HIGH SCHOOL DISTRICT
 General Obligation Refunding Bonds; 1996 Series A                  2,555,000    6.60%    8/1/2016    2,910,630
 Series General Obligation Refunding Bonds; 2004 Series A           2,890,000    5.00%    8/1/2026    3,075,278

LA QUINTA REDEVELOPMENT AGENCY
 Redevelopment Project Area No.2; Series 1994                       1,015,000    7.30%    9/1/2009    1,141,550

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
 Bunker Hill Project; Series A                                      4,000,000    5.00%   12/1/2027    4,208,240

LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
 Lease Revenue Bonds; 1993 Series A                                 2,500,000    6.00%   8/15/2010    2,757,600

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
 Sales Tax Revenue Refunding Bonds, 1991; Series B                  3,540,000    6.50%    7/1/2010    3,856,476

LOS ANGELES DEPARTMENT OF WATER AND POWER
 Power System Revenue Bonds; 2001 Series A                          2,000,000    5.25%    7/1/2015    2,143,400

LOS ANGELES UNIFIED SCHOOL DISTRICT
 General Obligation Refunding Bonds; Series 2004 A2                   500,000    5.00%    7/1/2018      537,710
 General Obligation Bonds; 1997 Series A                            2,450,000    6.00%    7/1/2014    2,849,228
 Election of 2004; Series F                                         2,000,000    5.00%    7/1/2010    2,125,580

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
 San Juan Project Refunding Revenue Bonds; Series F                 1,500,000   6.125%    7/1/2013    1,683,000

NORTHERN CALIFORNIA TRANSMISSION REVENUE
 CA-Oregon Transmission Project; 1990 Series A                      1,000,000    7.00%    5/1/2013    1,174,910

NOVATO UNIFIED SCHOOL DISTRICT
 General Obligation bonds; Election 2001; Series 2005               2,000,000    5.00%    8/1/2028    2,108,120

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE           PORTFOLIO OF INVESTMENTS                 2/28/2006
INCOME FUND                   (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

Security Description                                            Par Value     Rate      Maturity    Value (Note 1)
------------------------------------------------------------------------------------------------------------------
OAKLAND REDEVELOPMENT AGENCY
 Central District Redevelopment Project; Series 1992           $  2,000,000    5.50%     2/1/2014   $    2,174,420
 Central District Redevelopment Project; Series 2005              1,000,000    5.00%     9/1/2022        1,068,650

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
 General Obligation Bonds; 1998 Series A                          1,050,000    5.50%    2/15/2011        1,147,818

RIVERSIDE, COUNTY OF
 Leasehold Revenue Bonds; 1997 Series C                           1,635,000    5.00%     6/1/2008        1,691,424

ROSEVILLE WOODCREEK WEST
 Special Tax Refunding; Series 2005                               1,000,000    5.00%     9/1/2030        1,045,420

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH.
 Special Tax Revenue Bonds; 1996 Series A                         1,575,000    6.00%     9/1/2016        1,847,522

SAN BERNARDINO, COUNTY OF
 Justice Center / Airport Improvements; Series 2002A              2,890,000    5.00%     7/1/2016        3,140,332

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
 Sales Tax Revenue Refunding Bonds; Series 1990                   2,950,000    6.75%     7/1/2011        3,413,239

SAN JOSE REDEVELOPMENT AGENCY
 Unrefunded Balanced Merged Area                                  2,685,000    6.00%     8/1/2010        2,959,622

SAN MARINO UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; 1998 Series B                          1,440,000    5.25%     7/1/2016        1,604,074

SANTA ANA UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; Series 2000                            2,500,000    5.70%     8/1/2022        2,734,150

SANTA CLARA REDEVELOPMENT AGENCY
 Bayshore North Project, 1992 Tax Allocation Refunding Bonds      4,000,000    7.00%     7/1/2010        4,334,400

SANTA CLARA COUNTY FINANCING AUTHORITY
 Lease Revenue Refunding Bonds; 1997 Series A                     2,000,000    6.00%   11/15/2012        2,281,980
 Lease Revenue Refunding Bonds; 1997 Series A                     1,750,000    5.75%   11/15/2013        1,990,993

SANTA MARGARITA-DANA POINT AUTHORITY
 Improvement District; 1994 Series A                              1,045,000    7.25%     8/1/2010        1,202,795

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
 Election 2004; Capital Appreciation Bonds                        2,500,000    0.00%     8/1/2029          853,675

SONOMA, COUNTY OF
 Certificates of Participation; 2002 Series A                     1,815,000    5.00%   11/15/2012        1,963,576

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
 Election 2002; Series B                                          1,000,000    5.00%     8/1/2027        1,062,510

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
 Installment Sale Revenue Bonds; Series 1992                      2,400,000    6.00%     8/1/2011        2,691,168

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
 Multiple Project Revenue Bonds; Series 1989                      3,585,000    6.75%     7/1/2013        4,199,146
 Water System Revenue Bonds, 2005 Series A                        2,000,000    5.00%     3/1/2016        2,185,940

TURLOCK IRRIGATION DISTRICT
 Revenue Refunding Bonds; Series A                                2,000,000    6.25%     1/1/2012        2,202,980

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
 UC San Diego Medical Center; Series 2000                         2,500,000   5.125%    12/1/2016        2,680,975

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
 Election 2001; Capital Appreciation Bonds, Series B              3,595,000    0.00%     9/1/2029        1,234,198
                                                                                                    --------------
Total Long-Term Securities (Cost $124,794,756)                                                         133,117,482
                                                                                                    --------------
VARIABLE RATE DEMAND NOTES* (0.52%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
 Power Supply Revenue Bonds; Series B5                              400,000    2.91%    3/1/2006           400,000

NEWPORT BEACH, CITY OF
 Hoag Memorial Hospital Presbyterian; Series 1996 Series A          300,000    2.92%    3/1/2006           300,000
                                                                                                    --------------
Total Variable Rate Demand Notes (Cost $700,000)                                                           700,000
                                                                                                    ==============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE             PORTFOLIO OF INVESTMENTS               2/28/2006
INCOME FUND                     (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

Security Description                                  Par Value    Rate   Maturity    Value (Note 1)
----------------------------------------------------------------------------------------------------
Total Investments (Cost $125,494,756) (a) (98.94%)                                    $  133,817,482

Other Net Assets (1.06%)                                                                   1,441,950
                                                                                      --------------
Net Assets (100.00%)                                                                  $  135,259,432
                                                                                      ==============

----------
(a) Aggregate cost for federal income tax purposes is $125,494,756. At February 28, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

      Unrealized appreciation        $8,486,594
      Unrealized depreciation          (163,868)
                                     ----------
      Net unrealized appreciation    $8,322,726
                                     ==========

*     Stated maturity reflects next reset date

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
U.S. GOVERNMENT              PORTFOLIO OF INVESTMENTS                  2/28/2006
SECURITIES FUND                     (UNAUDITED)
--------------------------------------------------------------------------------

                               Par Value                                  Rate         Maturity   Value (Note 1)
---------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (62.36%)
                               $  147,683                                     6.00%    4/15/2014    $   151,672
                                  227,980                                     6.00%    4/15/2014        234,137
                                  193,039                                     6.00%    4/15/2016        198,278
                                  187,455                                     6.50%    4/15/2016        193,432
                                  128,405                                     6.00%    5/15/2016        131,890
                                1,166,455                                     5.00%    2/15/2018      1,163,056
                                  645,349                                     5.00%    4/15/2018        643,469
                                1,457,815                                     5.00%    9/15/2018      1,453,567
                                   10,155                                    10.00%    9/15/2018         11,261
                                   30,902                                     9.00%   10/15/2018         33,541
                                1,439,723                                     5.00%    1/15/2019      1,435,028
                                1,657,323                                     5.00%    2/15/2019      1,651,918
                                1,560,204                                     5.00%    7/15/2020      1,554,643
                                1,221,739                                     5.50%    1/15/2025      1,238,898
                                1,063,866                                     6.00%    1/15/2026      1,087,518
                                2,505,402                                     4.50%   12/20/2034      2,478,104
                                1,982,856                                     4.75%    7/20/2035      1,939,951
                                1,037,564                                     4.50%    8/20/2035      1,005,767
                                                                                                    -----------
Total Government National Mortgage Association (Cost $16,949,450)                                    16,606,130

United States Treasury Bills (23.44%)                                                               -----------
                                  800,000                             4.10% - 4.41%    4/20/2006        795,492
                                5,000,000                                     4.56%    5/18/2006      4,952,280
                                  500,000                             4.56% - 4.58%     6/8/2006        493,884
                                                                                                    -----------
Total United States Treasury Bills (Cost $6,241,220)                                                  6,241,656
                                                                                                    -----------
United States Treasury Bonds (13.63%)
                                      3,000,000                               7.25%    5/15/2016      3,631,877
                                                                                                     -----------
Total United States Treasury Bonds (Cost $3,633,952)                                                  3,631,877
                                                                                                    -----------
Total Investments (Cost $26,824,622) (a) (99.43%)                                                    26,479,663

Other Net Assets (0.57%)                                                                                150,502
                                                                                                    -----------
Net Assets (100.00%)                                                                                $26,630,165
                                                                                                    ===========

----------
(a) Aggregate cost for federal income tax purposes is $26,824,622. At February 28, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

      Unrealized appreciation        $   49,647
      Unrealized depreciation          (394,606)
                                     ----------
      Net unrealized depreciation    $ (344,959)
                                     ==========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
THE UNITED STATES           PORTFOLIO OF INVESTMENTS                   2/28/2006
TREASURY TRUST                     (UNAUDITED)
--------------------------------------------------------------------------------

                                        Par Value        Rate         Maturity   Value (Note 1)
-----------------------------------------------------------------------------------------------
United States Treasury Bills (100.28%)
                                      $  8,200,000   3.96% - 4.47%   3/16/2006    $ 8,186,712
                                        13,000,000   4.10% - 4.51%   4/20/2006     12,927,587
                                           500,000       4.57%       5/18/2006        495,168
                                        13,500,000   4.55% - 4.59%    6/8/2006     13,335,325
                                                                                  -----------
Total Investments (Cost $34,944,792) (a) (100.28%)                                $34,944,792
Other Net Liabilities (-0.28%)                                                        (96,226)
                                                                                  -----------
Net Assets (100.00%)                                                              $34,848,566
                                                                                  ===========

----------
(a)   Aggregate cost for federal income tax purposes is $39,944,792.


--------------------------------------------------------------------------------
SHORT-TERM U.S.             PORTFOLIO OF INVESTMENTS                   2/28/2006
GOVERNMENT BOND FUND               (UNAUDITED)
--------------------------------------------------------------------------------

                                        Par Value                   Rate      Maturity    Value (Note 1)
--------------------------------------------------------------------------------------------------------
Government National Mortgage Association (8.65%)
                                       $  656,944                   4.000%    6/20/2034    $   640,994
                                          777,245                   4.500%   11/20/2034        768,845
                                                                                           -----------
Total Government National Mortgage Association
(Cost $1,443,868)                                                                            1,409,839
                                                                                           -----------
United States Treasury Bill (1.83%)
                                          300,000            4.24% - 4.52%    4/20/2006        298,279
                                                                                           -----------
Total United States Treasury Bill (Cost $298,279)                                              298,279
                                                                                           -----------
United States Treasury Notes (88.92%)
                                        1,200,000                   2.250%    2/15/2007      1,172,485
                                        1,300,000                   3.375%    2/28/2007      1,283,243
                                        1,600,000                   3.125%    5/15/2007      1,570,813
                                          500,000                   3.625%    6/30/2007        493,086
                                        1,500,000                   2.750%    8/15/2007      1,459,220
                                          700,000                   4.000%    9/30/2007        692,672
                                          500,000                   4.250%   10/31/2007        496,543
                                        1,100,000                   3.000%   11/15/2007      1,069,880
                                        1,000,000                   3.000%    2/15/2008        969,063
                                          400,000                   2.625%    5/15/2008        383,063
                                        1,700,000                   3.750%    5/15/2008      1,668,127
                                        1,000,000                   4.125%    8/15/2008        988,868
                                          500,000                   3.125%    9/15/2008        481,817
                                          400,000                   3.125%   10/15/2008        385,063
                                          600,000                   4.750%   11/15/2008        601,453
                                          500,000                   3.375%   12/15/2008        483,555
                                          200,000                   3.250%    1/15/2009        192,570
                                          100,000                   4.500%    2/15/2009         99,586
                                                                                           -----------
Total United States Treasury Notes (Cost $14,632,767)                                       14,491,107
                                                                                           -----------
Total Investments (Cost $16,374,914) (a) (99.40%)                                           16,199,225

Other Net Assets (0.60%)                                                                        97,333
                                                                                           -----------
Net Assets (100.00%)                                                                       $16,296,558
                                                                                           ===========

----------
(a) Aggregate cost for federal income tax purposes is $16,374,914. At February 28, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

      Unrealized appreciation        $       86
      Unrealized depreciation          (175,775)
                                     ----------
      Net unrealized depreciation    $ (175,689)
                                     ==========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P 500 INDEX FUND             PORTFOLIO OF INVESTMENTS                2/28/2006
                                     (UNAUDITED)
--------------------------------------------------------------------------------

Company                                            Shares         Value (Note 1)
--------------------------------------------------------------------------------
Common Stock (97.77%)

Basic Materials (2.89%)
Air Products & Chemicals Inc                        2,087        $    133,902
Alcoa Inc                                           8,134             238,489
Allegheny Technologies Inc                            854              43,136
Ashland Inc                                           631              41,185
Dow Chemical Co/The                                 8,885             382,322
Eastman Chemical Co                                   810              39,957
Ecolab Inc                                          1,753              63,441
EI Du Pont de Nemours & Co                          8,623             346,990
Engelhard Corp                                      1,218              48,416
Freeport-McMoRan Copper & Gold Inc                  1,812              91,742
Hercules Inc*                                       1,129              13,379
International Flavors & Fragrances Inc                783              27,115
International Paper Co                              4,595             150,578
Louisiana-Pacific Corp                              1,130              32,126
MeadWestvaco Corp                                   1,712              47,628
Monsanto Co                                         2,460             206,345
Newmont Mining Corp                                 4,166             220,465
Nucor Corp                                          1,452             124,945
Phelps Dodge Corp                                     942             129,996
Plum Creek Timber Co Inc (REIT)                     1,837              68,245
PPG Industries Inc                                  1,587              96,220
Praxair Inc                                         2,967             160,159
Rohm & Haas Co                                      1,396              69,451
Sherwin-Williams Co/The                             1,234              56,209
Sigma-Aldrich Corp                                    627              40,385
Temple-Inland Inc                                   1,152              49,156
United States Steel Corp                            1,191              64,910
Vulcan Materials Co                                   968              76,472
Weyerhaeuser Co                                     2,267             154,813
                                                                 ------------
Total Basic Materials                                               3,218,173
                                                                 ------------
Communications (10.27%)
ADC Telecommunications Inc*                         1,162              29,422
Alltel Corp                                         3,496             220,772
Amazon.Com Inc*                                     2,900             108,721
Andrew Corp*                                        1,650              22,374
AT&T Inc                                           36,936           1,019,064
Avaya Inc*                                          4,387              48,783
BellSouth Corp                                     16,997             536,765
CBS Corp                                            7,261             177,604
CenturyTel Inc                                      1,354              48,717
Ciena Corp*                                         5,753              23,127
Cisco Systems Inc*                                 57,869           1,171,269
Citizens Communications Co                          3,037              40,544
Clear Channel Communications Inc                    5,140             145,462
Comcast Corp*                                      20,475             549,344
Comverse Technology Inc*                            1,834              52,746
Corning Inc*                                       14,353             350,357
Dow Jones & Co Inc                                    653              26,544
eBay Inc*                                          10,803             432,768
EW Scripps Co                                         800              38,464
Gannett Co Inc                                      2,273             141,290
Interpublic Group of Cos Inc                        4,290              44,444
JDS Uniphase Corp*                                 14,529              44,168
Knight Ridder Inc                                     642              38,533
Lucent Technologies Inc*                           41,152             115,226
McGraw-Hill Cos Inc/The                             3,516             186,664
Meredith Corp                                         427              23,523
Motorola Inc                                       23,235             497,229
New York Times Co                                   1,459              41,173
News Corp                                          23,061             375,433
Omnicom Group Inc                                   1,681             134,177
Qualcomm Inc                                       15,510             732,227
Qwest Communications International
  Inc*                                             15,571              98,409
Sprint Nextel Corp                                 27,644             664,285
Symantec Corp*                                     10,168             171,738
Tellabs Inc*                                        4,380              64,342
Time Warner Inc                                    44,221             765,466
Tribune Co                                          2,508              76,745
Univision Communications Inc*                       2,146              71,784
Verizon Communications Inc                         27,443             924,829
Viacom Inc*                                         7,261             290,150
Walt Disney Co                                     18,106             506,787
Yahoo! Inc*                                        11,816             378,821
                                                                 ------------
Total Communications                                               11,430,291
                                                                 ------------
Consumer, Cyclical (8.43%)
Autonation Inc*                                     1,702              35,589
Autozone Inc*                                         560              54,141
Bed Bath & Beyond Inc*                              2,727              98,281
Best Buy Co Inc                                     3,766             202,837
Big Lots Inc*                                       1,135              14,426
Brunswick Corp*                                       956              37,504
Carnival Corp                                       4,038             208,563
Centex Corp                                         1,220              82,484
Cintas Corp                                         1,457              59,868
Circuit City Stores Inc                             1,466              35,228
Coach Inc*                                          3,480             124,306
Cooper Tire & Rubber Co                               779              11,607
Costco Wholesale Corp                               4,433             227,324
CVS Corp                                            7,650             216,725
Dana Corp                                           1,495               2,631
Darden Restaurants Inc                              1,381              57,919
Dillard's Inc                                         852              21,019
Dollar General Corp                                 2,796              48,706
DR Horton Inc                                       2,596              88,550
Family Dollar Stores Inc                            1,687              43,390
Federated Department Stores Inc                     2,470             175,469
Ford Motor Co                                      17,383             138,543
Gap Inc/The                                         5,441             100,876
General Motors Corp                                 5,203             105,673
Genuine Parts Co                                    1,739              77,420
Goodyear Tire & Rubber Co/The*                      1,764              25,278
Harley-Davidson Inc                                 2,664             139,887
Harrah's Entertainment Inc                          1,735             124,781
Hasbro Inc                                          1,549              31,429
Hilton Hotels Corp                                  3,084              74,633
Home Depot Inc                                     19,910             839,207
International Game Technology                       3,167             113,284
JC Penney Co Inc                                    2,136             125,255
Johnson Controls Inc                                1,812             129,141
Jones Apparel Group Inc                             1,220              35,282
KB Home                                               776              52,015
Kohl's Corp*                                        3,078             148,083
Lennar Corp                                         1,300              77,818
Liz Claiborne Inc                                   1,076              38,768
Lowe's Cos Inc                                      7,381             503,237
Ltd Brands                                          3,633              85,993
Marriott International Inc                          1,659             113,476
Mattel Inc                                          3,813              64,249
Maytag Corp                                           844              14,517
McDonald's Corp                                    11,812             412,357
Navistar International Corp*                          734              21,543
Newell Rubbermaid Inc                               2,765              68,766
Nike Inc                                            1,840             159,675
Nordstrom Inc                                       2,258              85,804
Office Depot Inc*                                   2,943             105,006
OfficeMax Inc                                         700              20,531
Paccar Inc                                          1,564             109,277
Pulte Homes Inc                                     2,110              81,045
RadioShack Corp                                     1,294              25,298
Sabre Holdings Corp                                 1,363              32,889
Sears Holdings Corp*                                  977             117,680
Southwest Airlines Co                               6,485             108,753
Staples Inc                                         7,039             172,737
Starbucks Corp*                                     7,248             263,247
Starwood Hotels & Resorts
  Worldwide Inc*                                    2,046             129,921
Target Corp                                         8,241             448,310
Tiffany & Co                                        1,341              49,791
TJX Cos Inc                                         4,410             108,001
VF Corp                                               975              53,430
Walgreen Co                                         9,461             424,420
Wal-Mart Stores Inc                                23,570           1,069,135


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P 500 INDEX FUND             PORTFOLIO OF INVESTMENTS                2/28/2006
                               (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

Company                                            Shares         Value (Note 1)
--------------------------------------------------------------------------------
Wendy's International Inc                           1,196        $     69,248
Whirlpool Corp                                        642              57,645
WW Grainger Inc                                       797              59,010
Yum! Brands Inc                                     2,668             127,264
                                                                 ------------
Total Consumer, Cyclical                                            9,386,193
                                                                 ------------
Consumer, Non-cyclical (20.90%)
Abbott Laboratories                                14,418             636,987
Aetna Inc                                           5,350             272,850
Alberto-Culver Co                                     754              34,435
Albertson's Inc                                     3,403              86,572
Allergan Inc                                        1,279             138,465
Altria Group Inc                                   19,590           1,408,521
AmerisourceBergen Corp                              2,054              94,463
Amgen Inc*                                         11,525             870,022
Anheuser-Busch Cos Inc                              7,177             298,133
Apollo Group Inc*                                   1,516              74,860
Archer-Daniels-Midland Co                           6,177             195,934
Avery Dennison Corp                                   991              59,460
Avon Products Inc                                   4,458             128,613
Bausch & Lomb Inc                                     546              37,789
Baxter International Inc                            5,731             216,918
Becton Dickinson & Co                               2,348             149,920
Biogen Idec Inc*                                    3,156             149,121
Biomet Inc                                          2,347              85,431
Boston Scientific Corp*                             5,512             134,603
Bristol-Myers Squibb Co                            18,157             419,427
Brown-Forman Corp                                     879              61,846
Campbell Soup Co                                    1,775              55,256
Cardinal Health Inc                                 3,992             289,819
Caremark Rx Inc*                                    4,202             209,050
Cendant Corp                                        9,748             162,012
Chiron Corp*                                        1,039              47,451
Clorox Co                                           1,428              87,037
Coca-Cola Co/The                                   19,528             819,590
Coca-Cola Enterprises Inc                           2,839              55,786
Colgate-Palmolive Co                                4,825             262,866
ConAgra Foods Inc                                   4,822             101,407
Constellation Brands Inc*                           1,869              49,229
Convergys Corp*                                     1,500              26,055
Coventry Health Care Inc*                           1,500              89,430
CR Bard Inc                                           984              64,442
Eli Lilly & Co                                     10,727             596,636
Equifax Inc                                         1,159              42,466
Estee Lauder Cos Inc/The                            1,100              41,162
Express Scripts Inc*                                1,382             120,607
Forest Laboratories Inc*                            3,126             143,483
Fortune Brands Inc                                  1,341             103,995
General Mills Inc                                   3,399             167,401
Genzyme Corp*                                       2,372             164,474
Gilead Sciences Inc*                                4,325             269,318
Guidant Corp                                        2,986             229,205
H&R Block Inc                                       3,212              71,628
HCA Inc                                             4,014             192,271
Health Management Associates Inc                    2,507              53,374
Hershey Co/The                                      1,733              88,643
HJ Heinz Co                                         3,247             122,964
Hospira Inc*                                        1,550              61,535
Humana Inc*                                         1,588              82,052
Johnson & Johnson                                  28,015           1,615,065
Kellogg Co                                          2,422             107,319
Kimberly-Clark Corp                                 4,393             259,978
King Pharmaceuticals Inc*                           2,430              39,488
Kroger Co/The                                       6,936             138,997
Laboratory Corp of America Holdings*                1,202              69,848
Live Nation Inc*                                      642              11,460
Manor Care Inc                                        938              38,786
McCormick & Co Inc                                  1,375              45,141
McKesson Corp                                       2,757             149,236
Medco Health Solutions Inc*                         2,741             152,729
Medimmune Inc*                                      2,295              83,745
Medtronic Inc                                      11,258             607,369
Merck & Co Inc                                     20,453             712,992
Millipore Corp*                                       423              29,327
Molson Coors Brewing Co                               550              34,513
Monster Worldwide Inc*                              1,196              58,556
Moody's Corp                                        2,375             159,125
Mylan Laboratories Inc                              2,107              48,461
Patterson Cos Inc*                                  1,300              46,852
Paychex Inc                                         3,099             124,115
Pepsi Bottling Group Inc                            1,328              38,990
PepsiCo Inc                                        15,702             928,145
Pfizer Inc                                         69,052           1,808,472
Procter & Gamble Co                                31,537           1,890,012
Quest Diagnostics Inc                               1,680              88,822
Reynolds American Inc                                 835              88,635
Robert Half International Inc                       1,510              54,239
RR Donnelley & Sons Co                              1,958              65,906
Safeway Inc                                         4,202             102,151
Sara Lee Corp                                       7,296             128,920
Schering-Plough Corp                               13,695             253,358
St Jude Medical Inc*                                3,342             152,395
Stryker Corp                                        2,754             127,290
Supervalu Inc                                       1,221              38,584
Sysco Corp                                          5,849             175,996
Tenet Healthcare Corp*                              4,695              37,044
Tyson Foods Inc                                     2,300              31,119
UnitedHealth Group Inc                             12,799             745,286
UST Inc                                             1,650              64,152
Watson Pharmaceuticals Inc*                         1,136              34,057
WellPoint Inc*                                      6,222             477,787
Whole Foods Market Inc                              1,300              83,044
WM Wrigley Jr Co                                    1,807             114,817
Wyeth                                              12,429             618,964
Zimmer Holdings Inc*                                2,250             155,655
                                                                 ------------
Total Consumer, Non-cyclical                                       23,261,954
                                                                 ------------
Energy (9.23%)
Amerada Hess Corp                                     731             101,105
Anadarko Petroleum Corp                             2,209             219,044
Apache Corp                                         3,084             206,381
Baker Hughes Inc                                    3,175             215,805
BJ Services Co                                      2,948              92,302
Burlington Resources Inc                            3,573             322,213
Chevron Corp                                       21,177           1,196,077
ConocoPhillips                                     13,104             798,820
Devon Energy Corp                                   4,175             244,780
El Paso Corp                                        5,972              78,114
EOG Resources Inc                                   2,186             147,336
Exxon Mobil Corp                                   58,630           3,480,863
Halliburton Co                                      4,731             321,708
Kerr-McGee Corp                                     1,069             104,441
Kinder Morgan Inc                                     971              90,089
Marathon Oil Corp                                   3,391             239,405
Murphy Oil Corp                                     1,500              70,305
Nabors Industries Ltd*                              1,352              89,164
National Oilwell Varco Inc*                         1,644             100,087
Noble Corp                                          1,308              96,674
Occidental Petroleum Corp                           3,705             339,156
Rowan Cos Inc*                                      1,121              45,120
Schlumberger Ltd                                    5,550             638,250
Sunoco Inc                                          1,306              96,775
Transocean Inc*                                     3,035             225,136
Valero Energy Corp                                  5,752             309,400
Weatherford International Ltd*                      3,300             142,296
Williams Cos Inc                                    5,523             119,131
XTO Energy Inc                                      3,449             144,479
                                                                 ------------
Total Energy                                                       10,274,457
                                                                 ------------
Financial (20.67%)
ACE Ltd                                             2,936             163,623
Aflac Inc                                           4,794             221,723
Allstate Corp/The                                   6,185             338,814
AMBAC Financial Group Inc                           1,027              77,179
American Express Co                                11,691             629,911
American International Group Inc                   24,396           1,618,919
Ameriprise Financial Inc                            2,178              99,055
AmSouth Bancorp                                     3,273              90,826


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P 500 INDEX FUND             PORTFOLIO OF INVESTMENTS                2/28/2006
                               (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

Company                                            Shares         Value (Note 1)
--------------------------------------------------------------------------------
AON Corp                                            2,984        $    118,196
Apartment Investment & Management Co                  995              44,088
Archstone-Smith Trust                               1,800              85,320
Bank of America Corp                               43,746           2,005,754
Bank of New York Co Inc/The                         7,238             247,829
BB&T Corp                                           5,220             206,347
Bear Stearns Cos Inc/The                            1,041             139,952
Capital One Financial Corp                          2,744             240,374
Charles Schwab Corp/The                             9,795             158,777
Chubb Corp                                          1,778             170,244
Cigna Corp                                          1,182             145,091
Cincinnati Financial Corp                           1,551              68,802
CIT Group Inc                                       1,917             103,077
Citigroup Inc                                      47,611           2,207,722
Comerica Inc                                        1,531              87,757
Compass Bancshares Inc                              1,184              59,532
Countrywide Financial Corp                          5,526             190,536
E*Trade Financial Corp*                             3,742              95,720
Equity Office Properties Trust                      3,757             118,158
Equity Residential                                  2,684             121,532
Fannie Mae                                          8,949             489,331
Federated Investors Inc                               848              32,979
Fifth Third Bancorp                                 5,272             203,763
First Horizon National Corp                         1,238              48,418
Franklin Resources Inc                              1,429             146,730
Freddie Mac                                         6,409             431,903
Genworth Financial Inc                              3,500             111,370
Golden West Financial Corp                          2,453             174,237
Goldman Sachs Group Inc                             4,222             596,526
Hartford Financial Services Group Inc               2,734             225,227
Huntington Bancshares Inc/OH                        2,325              55,916
Janus Capital Group Inc                             2,377              52,128
Jefferson-Pilot Corp                                1,373              82,723
JPMorgan Chase & Co                                33,124           1,362,721
Keycorp                                             3,787             141,141
Lehman Brothers Holdings Inc                        2,543             371,151
Lincoln National Corp                               1,656              94,011
Loews Corp                                          1,256             115,879
M&T Bank Corp                                         759              85,312
Marsh & McLennan Cos Inc                            4,930             152,386
Marshall & Ilsley Corp                              1,948              85,712
MBIA Inc                                            1,215              71,369
Mellon Financial Corp                               3,900             140,751
Merrill Lynch & Co Inc                              8,777             677,672
Metlife Inc                                         7,147             358,208
MGIC Investment Corp                                  844              53,805
Morgan Stanley                                     10,169             606,683
National City Corp                                  5,195             180,786
North Fork Bancorporation Inc                       4,563             116,539
Northern Trust Corp                                 1,883              99,272
PNC Financial Services Group Inc                    2,626             184,739
Principal Financial Group                           2,807             136,757
Progressive Corp/The                                1,852             198,997
Prologis                                            2,348             123,317
Prudential Financial Inc                            4,888             376,572
Public Storage Inc                                    800              62,416
Regions Financial Corp                              4,376             152,197
Safeco Corp                                         1,187              61,142
Simon Property Group Inc                            1,750             145,198
SLM Corp                                            3,909             220,507
Sovereign Bancorp Inc                               3,448              71,822
St Paul Travelers Cos Inc/The                       6,538             281,003
State Street Corp                                   3,154             197,062
SunTrust Banks Inc                                  3,446             249,387
Synovus Financial Corp                              2,906              82,385
T Rowe Price Group Inc                              1,113              85,456
Torchmark Corp                                        987              53,959
UnumProvident Corp                                  2,983              61,718
US Bancorp                                         17,013             525,872
Vornado Realty Trust                                1,100              97,889
Wachovia Corp                                      14,664             822,210
Washington Mutual Inc                               9,297             396,982
Wells Fargo & Co                                   15,724           1,009,481
XL Capital Ltd                                      1,649             111,390
Zions Bancorporation                                  853              70,390
                                                                 ------------
Total Financial                                                    22,998,354
                                                                 ------------
Industrial (11.16%)
3M Co                                               7,154             526,463
Agilent Technologies Inc*                           3,915             140,940
Allied Waste Industries Inc*                        2,502              26,796
American Power Conversion Corp                      1,724              35,221
American Standard Cos Inc                           1,757              69,542
Applera Corp - Applied Biosystems
  Group                                             1,972              55,748
Ball Corp                                             990              42,174
Bemis Co                                            1,106              33,158
Black & Decker Corp                                   725              62,046
Boeing Co                                           7,696             559,422
Burlington Northern Santa Fe Corp                   3,482             273,824
Caterpillar Inc                                     6,388             466,835
Cooper Industries Ltd                                 903              75,581
CSX Corp                                            2,159             119,565
Cummins Inc                                           447              48,401
Danaher Corp                                        2,283             138,304
Deere & Co                                          2,255             171,989
Dover Corp                                          1,842              88,305
Eastman Kodak Co                                    2,684              75,286
Eaton Corp                                          1,440             100,325
Emerson Electric Co                                 3,881             317,505
FedEx Corp                                          2,838             304,347
Fisher Scientific International Inc*                1,154              78,657
Fluor Corp                                            774              66,796
General Dynamics Corp                               1,851             228,173
General Electric Co                                99,469           3,269,546
Goodrich Corp                                       1,231              51,505
Honeywell International Inc                         7,897             323,382
Illinois Tool Works Inc                             1,979             169,877
Ingersoll-Rand Co Ltd                               3,052             125,224
ITT Industries Inc                                  1,798              94,395
Jabil Circuit Inc*                                  1,699              64,307
L-3 Communications Holdings Inc                     1,134              94,247
Leggett & Platt Inc                                 1,920              45,082
Lockheed Martin Corp                                3,415             248,851
Masco Corp                                          4,084             127,380
Molex Inc                                           1,595              50,769
Norfolk Southern Corp                               3,784             193,665
Northrop Grumman Corp                               3,331             213,517
Pactiv Corp*                                        1,493              34,234
Pall Corp                                           1,225              36,040
Parker Hannifin Corp                                1,073              83,876
PerkinElmer Inc                                     1,321              31,427
Raytheon Co                                         4,248             184,363
Rockwell Automation Inc                             1,670             113,844
Rockwell Collins Inc                                1,757              93,385
Ryder System Inc                                      677              30,018
Sanmina-SCI Corp*                                   5,243              20,238
Sealed Air Corp*                                      791              44,992
Snap-On Inc                                           609              23,702
Solectron Corp*                                     9,768              35,262
Stanley Works/The                                     670              33,594
Symbol Technologies Inc                             2,853              33,152
Tektronix Inc                                         880              27,104
Textron Inc                                         1,233             108,640
Thermo Electron Corp*                               1,602              55,461
Tyco International Ltd                             18,734             483,150
Union Pacific Corp                                  2,402             212,697
United Parcel Service Inc                          10,344             772,800
United Technologies Corp                            9,681             566,339
Waste Management Inc                                5,228             173,883
Waters Corp*                                        1,083              46,277
                                                                 ------------
Total Industrial                                                   12,421,629
                                                                 ------------
Technology (10.95%)
Adobe Systems Inc                                   5,634             217,585
Advanced Micro Devices Inc*                         3,687             142,576
Affiliated Computer Services Inc*                   1,205              75,819
Altera Corp*                                        3,445              69,038


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P 500 INDEX FUND             PORTFOLIO OF INVESTMENTS                2/28/2006
                               (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

Company                                            Shares         Value (Note 1)
--------------------------------------------------------------------------------
Analog Devices Inc                                  3,480        $    132,727
Apple Computer Inc*                                 7,968             546,127
Applied Materials Inc                              15,309             280,767
Applied Micro Circuits Corp*                        3,100              11,191
Autodesk Inc                                        2,088              78,613
Automatic Data Processing Inc                       5,374             248,225
BMC Software Inc*                                   2,233              48,836
Broadcom Corp*                                      4,253             191,768
CA Inc                                              4,390             119,232
Citrix Systems Inc*                                 1,744              56,436
Computer Sciences Corp*                             1,690              91,835
Compuware Corp*                                     3,895              31,978
Dell Inc*                                          22,435             650,615
Electronic Arts Inc*                                2,829             147,023
Electronic Data Systems Corp                        4,789             127,866
EMC Corp/Massachusetts*                            22,360             313,487
First Data Corp                                     7,240             326,741
Fiserv Inc*                                         1,768              73,372
Freescale Semiconductor Inc*                        3,839             103,807
Gateway Inc*                                        3,760               8,874
Hewlett-Packard Co                                 26,781             878,685
IMS Health Inc                                      2,133              51,405
Intel Corp                                         56,789           1,169,853
International Business Machines Corp               14,822           1,189,317
Intuit Inc*                                         1,703              82,732
Kla-Tencor Corp                                     1,959             102,319
Lexmark International Inc*                          1,056              49,727
Linear Technology Corp                              2,817             103,835
LSI Logic Corp*                                     3,860              37,635
Maxim Integrated Products Inc                       3,002             117,348
Micron Technology Inc*                              5,662              87,818
Microsoft Corp                                     86,182           2,318,296
National Semiconductor Corp                         3,203              89,844
NCR Corp*                                           1,875              75,169
Network Appliance Inc*                              3,359             111,384
Novell Inc*                                         3,782              35,967
Novellus Systems Inc*                               1,406              37,582
Nvidia Corp*                                        1,524              71,826
Oracle Corp*                                       35,552             441,556
Parametric Technology Corp*                         1,083              16,480
Pitney Bowes Inc                                    2,120              90,609
PMC - Sierra Inc*                                   1,841              18,797
QLogic Corp*                                          993              40,852
Sun Microsystems Inc*                              31,638             131,930
Teradyne Inc*                                       2,030              34,084
Texas Instruments Inc                              15,183             453,213
Unisys Corp*                                        3,371              22,518
Xerox Corp*                                         9,156             136,424
Xilinx Inc                                          3,304              90,133
                                                                 ------------
Total Technology                                                   12,181,875
                                                                 ------------
Utilities (3.26%)
AES Corp/The*                                       6,111             105,720
Allegheny Energy Inc*                               1,381              49,385
Ameren Corp                                         1,912              96,881
American Electric Power Co Inc                      3,669             133,919
Centerpoint Energy Inc                              2,697              34,980
Cinergy Corp                                        1,882              82,959
CMS Energy Corp*                                    2,062              29,033
Consolidated Edison Inc                             2,227             102,152
Constellation Energy Group Inc                      1,672              98,213
Dominion Resources Inc/VA                           3,130             235,063
DTE Energy Co                                       1,568              67,894
Duke Energy Corp                                    8,747             248,415
Dynegy Inc*                                         3,790              20,504
Edison International                                2,978             132,104
Entergy Corp                                        1,978             143,425
Exelon Corp                                         6,194             353,739
FirstEnergy Corp                                    3,118             159,267
FPL Group Inc                                       3,678             154,219
KeySpan Corp                                        1,600              65,200
Nicor Inc                                             460              19,748
NiSource Inc                                        2,493              51,181
Peoples Energy Corp                                   383              14,060
PG&E Corp                                           3,392             129,066
Pinnacle West Capital Corp                            969              39,777
PPL Corp                                            3,632             115,498
Progress Energy Inc                                 2,285             101,408
Public Service Enterprise Group Inc                 2,391             165,911
Sempra Energy                                       2,396             114,625
Southern Co/The                                     6,912             235,215
TECO Energy Inc                                     1,982              33,813
TXU Corp                                            4,380             229,468
Xcel Energy Inc                                     3,728              69,192
                                                                 ------------
Total Utilities                                                     3,632,034
                                                                 ------------
Total Common Stock (Cost $80,784,291)                             108,804,960
                                                                 ------------

Par Value
---------
Short-Term Investments (b) (2.05%)
$  200,000      United States Treasury Bill 03/09/2006                199,825
   100,000      United States Treasury Bill 03/16/2006                 99,841
   600,000      United States Treasury Bill 04/20/2006                596,485
   100,000      United States Treasury Bill 05/04/2006                 99,221
 1,300,000      United States Treasury Bill 06/08/2006              1,284,097
                                                                 ------------
Total Short-Term Investments (Cost $2,279,449)                      2,279,469
                                                                 ------------
Total Investments (Cost $83,063,740) (a) (98.82%)                 111,084,429

Other Net Assets (0.18%)                                              203,797
                                                                 ------------
Net Assets (100.00%)                                             $111,288,226
                                                                 ============
---------------------

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $83,063,740. At February 28, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

      Unrealized appreciation                                    $ 36,723,178
      Unrealized depreciation                                      (8,702,489)
                                                                 ------------
      Net unrealized appreciation                                $ 28,020,689
                                                                 ============

(b) At February 28, 2006, certain United States Treasury Bills with a market value of $198,828 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2006: (Contracts-$250 times premium/delivery month/commitment)


                                                                   Unrealized
S&P 500 Index:                                                    Appreciation
7/Mar 06/Long                                                       $15,194
                                                                    =======


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P MIDCAP                     PORTFOLIO OF INVESTMENTS                2/28/2006
INDEX FUND                           (UNAUDITED)
--------------------------------------------------------------------------------

Company                                            Shares         Value (Note 1)
--------------------------------------------------------------------------------
Common Stock (98.94%)

Basic Materials (3.36%)
Airgas Inc                                         10,448        $    380,203
Albemarle Corp                                      5,886             249,861
Bowater Inc                                         8,849             230,251
Cabot Corp                                          9,835             364,092
Chemtura Corp                                      38,019             421,251
Cytec Industries Inc                                6,264             334,122
Ferro Corp                                          6,436             129,235
FMC Corp*                                           6,034             366,928
Glatfelter                                          7,014             115,310
Longview Fibre Co                                   7,663             144,218
Lubrizol Corp                                      10,801             467,251
Lyondell Chemical Co                               32,554             681,030
Minerals Technologies Inc                           3,079             164,819
Olin Corp                                          11,342             238,295
Potlatch Corp                                       4,440             161,794
Rayonier Inc                                       11,996             517,028
RPM International Inc                              18,683             337,041
Sensient Technologies Corp                          7,064             126,587
Steel Dynamics Inc                                  5,891             270,986
Valspar Corp                                       16,048             424,149
                                                                 ------------
Total Basic Materials                                               6,124,448
                                                                 ------------
Communications (4.67%)
3Com Corp*                                         59,472             276,545
Adtran Inc                                         10,717             294,932
Avocent Corp*                                       7,775             259,763
Belo Corp                                          14,813             314,628
Catalina Marketing Corp                             6,181             137,095
Checkfree Corp*                                    14,394             711,927
Cincinnati Bell Inc*                               39,100             159,919
CommScope Inc*                                      8,775             210,512
Emmis Communications Corp*                          5,627              92,114
Entercom Communications Corp*                       5,843             164,597
F5 Networks Inc*                                    6,301             427,334
Harris Corp                                        21,174             967,228
Harte-Hanks Inc                                     8,984             251,642
Lee Enterprises Inc                                 7,207             251,885
McAfee Inc*                                        26,635             619,530
Media General Inc                                   3,793             190,029
Newport Corp*                                       5,975             105,997
Plantronics Inc                                     7,361             254,396
Polycom Inc*                                       14,723             285,921
Powerwave Technologies Inc*                        16,948             248,797
Reader's Digest Association Inc/The                15,639             237,556
RF Micro Devices Inc*                              30,036             202,142
RSA Security Inc*                                  10,887             159,821
Scholastic Corp*                                    5,526             162,575
Telephone & Data Systems Inc                       16,293             609,358
Utstarcom Inc*                                     15,917              99,481
Washington Post Co/The                                935             703,354
Westwood One Inc                                   10,373             115,659
                                                                 ------------
Total Communications                                                8,514,737
                                                                 ------------
Consumer, Cyclical (14.47%)
99 Cents Only Stores*                               7,381              83,996
Abercrombie & Fitch Co                             13,875             934,065
Advance Auto Parts Inc*                            17,148             709,070
Aeropostale Inc*                                    8,352             239,619
Airtran Holdings Inc*                              13,441             238,981
Alaska Air Group Inc*                               5,045             161,692
American Eagle Outfitters                          20,906             531,849
AnnTaylor Stores Corp*                             11,487             416,978
Applebees International Inc                        12,164             281,475
ArvinMeritor Inc                                   11,108             185,948
Bandag Inc                                          1,801              77,029
Barnes & Noble Inc                                  8,363             360,194
Beazer Homes USA Inc                                6,400             406,080
BJ's Wholesale Club Inc*                           10,426             330,087
Bob Evans Farms Inc                                 5,416             157,985
Borders Group Inc                                  10,565             254,933
BorgWarner Inc                                      9,027             503,436
Boyd Gaming Corp                                    6,937             303,355
Brinker International Inc                          13,642             568,189
Callaway Golf Co                                   10,626             175,223
Carmax Inc*                                        16,638             522,766
CBRL Group Inc                                      7,429             330,070
CDW Corp                                            9,976             567,235
Cheesecake Factory/The*                            12,471             450,951
Chico's FAS Inc*                                   28,696           1,350,147
Claire's Stores Inc                                15,750             504,630
Copart Inc*                                        11,034             285,119
Dollar Tree Stores Inc*                            16,845             461,890
Fastenal Co                                        19,638             862,305
Foot Locker Inc                                    24,793             572,966
Furniture Brands International Inc                  7,964             196,870
GameStop Corp*                                      9,100             364,273
GTECH Holdings Corp                                19,874             663,394
Herman Miller Inc                                  10,988             331,728
HNI Corp                                            8,707             507,531
Hovnanian Enterprises Inc*                          5,459             251,714
Ingram Micro Inc*                                  18,400             363,952
International Speedway Corp                         5,433             257,307
JetBlue Airways Corp*                              23,146             263,864
Lear Corp                                          10,672             222,618
Macrovision Corp*                                   8,061             162,913
MDC Holdings Inc                                    5,200             318,708
Michaels Stores Inc                                21,223             681,258
Modine Manufacturing Co                             5,317             149,142
Mohawk Industries Inc*                              8,387             725,559
MSC Industrial Direct Co                            8,600             407,382
O'Reilly Automotive Inc*                           17,798             582,351
Outback Steakhouse Inc                             10,275             429,598
Pacific Sunwear Of California*                     11,738             279,482
Payless Shoesource Inc*                            10,916             258,709
Petsmart Inc                                       22,289             578,622
Pier 1 Imports Inc                                 12,956             136,427
Polo Ralph Lauren Corp                              9,600             556,416
Regis Corp                                          7,209             275,961
Ross Stores Inc                                    22,924             649,208
Ruby Tuesday Inc                                    9,222             263,288
Ryland Group Inc                                    7,433             518,452
Saks Inc                                           21,865             413,249
Tech Data Corp*                                     8,752             363,471
Thor Industries Inc                                 5,315             250,868
Timberland Co*                                      8,482             297,294
Toll Brothers Inc*                                 18,742             606,491
Urban Outfitters Inc*                              17,524             492,424
Williams-Sonoma Inc*                               18,264             739,509
                                                                 ------------
Total Consumer, Cyclical                                           26,388,295
                                                                 ------------
Consumer, Non-cyclical (17.54%)
Adesa Inc                                          14,253             356,325
Advanced Medical Optics Inc*                       10,544             468,997
Affymetrix Inc*                                    10,500             372,855
Alliance Data Systems Corp*                        10,716             463,574
American Greetings Corp                            10,349             217,122
Apria Healthcare Group Inc*                         7,872             180,977
Banta Corp                                          3,740             182,175
Barr Pharmaceuticals Inc*                          17,077           1,147,233
Beckman Coulter Inc                                 9,887             533,404
Blyth Inc                                           4,097              91,281
Career Education Corp*                             15,578             511,582
Cephalon Inc*                                       9,205             731,613
Charles River Laboratories
  International Inc*                               11,519             556,944
ChoicePoint Inc*                                   14,210             630,924
Church & Dwight Co Inc                             10,209             352,517
Community Health Systems Inc*                      13,798             523,220
Corinthian Colleges Inc*                           14,515             188,114
Corporate Executive Board Co                        6,318             631,800
Covance Inc*                                        9,920             559,984
Cytyc Corp*                                        18,118             522,342
Dean Foods Co*                                     21,360             800,359
Deluxe Corp                                         8,036             199,052
Dentsply International Inc                         12,439             708,899


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P MIDCAP                     PORTFOLIO OF INVESTMENTS                2/28/2006
INDEX FUND                     (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

Company                                            Shares         Value (Note 1)
--------------------------------------------------------------------------------
DeVry Inc*                                          9,001        $    211,343
Education Management Corp*                         10,639             400,026
Edwards Lifesciences Corp*                          9,239             382,033
Gartner Inc*                                        8,831             124,340
Gen-Probe Inc*                                      8,075             403,427
Health Net Inc*                                    18,159             870,724
Henry Schein Inc*                                  13,792             643,397
Hillenbrand Industries Inc                          9,717             494,012
Hormel Foods Corp                                  11,548             397,598
Inamed Corp*                                        9,075             802,502
Intuitive Surgical Inc*                             5,651             509,720
Invitrogen Corp*                                    8,340             591,556
ITT Educational Services Inc*                       5,992             371,504
JM Smucker Co/The                                   9,268             366,271
Kelly Services Inc                                  3,006              81,132
Korn/Ferry International*                           6,330             133,247
Laureate Education Inc*                             7,897             408,907
LifePoint Hospitals Inc*                            9,093             282,429
Lincare Holdings Inc*                              15,456             632,150
Manpower Inc                                       13,887             744,899
Martek Biosciences Corp*                            5,056             172,308
Millennium Pharmaceuticals Inc*                    49,216             515,784
MPS Group Inc*                                     16,086             243,542
Navigant Consulting Inc*                            7,700             150,073
Omnicare Inc                                       18,930           1,151,891
Par Pharmaceutical Cos Inc*                         5,482             163,035
PDL BioPharma Inc*                                 17,908             560,699
PepsiAmericas Inc                                   9,593             229,465
Perrigo Co                                         13,259             210,686
Pharmaceutical Product Development Inc*             8,000             556,720
Quanta Services Inc*                               18,128             248,172
Renal Care Group Inc*                              10,876             518,894
Rent-A-Center Inc*                                 10,943             255,410
Rollins Inc                                         4,584              88,792
Ruddick Corp                                        5,308             128,347
Scotts Miracle-Gro Co/The                           7,160             342,892
Sepracor Inc*                                      16,838             964,986
Smithfield Foods Inc*                              15,460             408,608
Sotheby's Holdings*                                 6,843             144,524
STERIS Corp                                        10,796             267,417
Techne Corp*                                        6,154             365,978
Tootsie Roll Industries Inc                         3,893             110,016
Triad Hospitals Inc*                               13,692             589,578
Tupperware Brands Corp                              8,157             172,847
United Rentals Inc*                                10,643             346,962
Universal Corp/Richmond VA                          3,844             156,335
Universal Health Services Inc                       8,652             434,590
Valassis Communications Inc*                        7,292             200,895
Valeant Pharmaceuticals International              14,717             262,257
Varian Medical Systems Inc*                        20,839           1,206,161
VCA Antech Inc*                                    13,129             366,956
Vertex Pharmaceuticals Inc*                        15,686             678,263
                                                                 ------------
Total Consumer, Non-cyclical                                       31,995,592
                                                                 ------------
Diversified (0.39%)
Leucadia National Corp                             12,985             704,436
                                                                 ------------
Total Diversified                                                     704,436
                                                                 ------------
Energy (10.17%)
Arch Coal Inc                                      11,310             826,874
Cooper Cameron Corp*                               18,012             729,486
Denbury Resources Inc*                             18,132             514,042
ENSCO International Inc                            24,291           1,085,565
Equitable Resources Inc                            19,216             698,694
FMC Technologies Inc*                              10,960             514,243
Forest Oil Corp*                                    8,659             429,919
Grant Prideco Inc*                                 20,438             827,126
Hanover Compressor Co*                             14,081             215,158
Helmerich & Payne Inc                               8,214             540,235
National Fuel Gas Co                               13,402             433,957
Newfield Exploration Co*                           20,136             778,256
Noble Energy Inc                                   27,718           1,165,265
Patterson-UTI Energy Inc                           27,404             754,980
Peabody Energy Corp                                41,800           2,017,686
Pioneer Natural Resources Co                       20,430             859,899
Plains Exploration & Production Co*                12,468             508,071
Pogo Producing Co                                   9,542             475,764
Pride International Inc*                           25,180             779,825
Questar Corp                                       13,508             989,461
Quicksilver Resources Inc*                         10,600             384,992
Smith International Inc                            31,820           1,232,389
Southwestern Energy Co*                            26,500             850,385
Tidewater Inc                                       9,597             501,443
Western Gas Resources Inc                           9,101             430,568
                                                                 ------------
Total Energy                                                       18,544,282
                                                                 ------------
Financial (17.73%)
AG Edwards Inc                                     12,208             545,698
AMB Property Corp                                  13,592             729,211
American Financial Group Inc/OH                     7,155             296,217
AmeriCredit Corp*                                  21,893             645,844
AmerUs Group Co                                     6,117             368,549
Arthur J Gallagher & Co                            15,122             445,948
Associated Banc-Corp                               21,623             745,345
Astoria Financial Corp                             13,782             395,130
Bank of Hawaii Corp                                 8,021             428,321
Brown & Brown Inc                                  17,664             552,353
Cathay General Bancorp                              8,000             285,040
City National Corp/Beverly Hills CA                 6,550             497,538
Colonial BancGroup Inc/The                         24,437             613,613
Commerce Bancorp Inc/NJ                            27,507             912,407
Cullen/Frost Bankers Inc                            7,458             411,085
Developers Diversified Realty Corp                 17,276             867,082
Eaton Vance Corp                                   20,682             582,819
Everest Re Group Ltd                                9,820             972,573
Fidelity National Financial Inc                    27,501           1,038,438
First American Corp                                15,183             640,115
FirstMerit Corp                                    13,223             327,137
Greater Bay Bancorp                                 8,051             216,572
Hanover Insurance Group Inc/The*                    8,507             412,164
HCC Insurance Holdings Inc                         16,792             540,534
Highwoods Properties Inc                            8,559             276,884
Horace Mann Educators Corp                          6,562             122,381
Hospitality Properties Trust                       11,361             505,565
Independence Community Bank Corp                   11,493             470,983
IndyMac Bancorp Inc                                10,227             397,012
Investors Financial Services Corp                  10,281             463,776
Jefferies Group Inc                                 7,864             448,563
Legg Mason Inc                                     19,346           2,526,394
Liberty Property Trust                             14,028             628,174
Macerich Co/The                                    11,041             795,504
Mack-Cali Realty Corp                               9,777             438,987
Mercantile Bankshares Corp                         19,571             747,612
Mercury General Corp                                5,600             313,040
New Plan Excel Realty Trust                        16,555             414,703
New York Community Bancorp Inc                     37,534             633,199
Ohio Casualty Corp                                  9,869             302,090
Old Republic International Corp                    36,295             772,721
PMI Group Inc/The                                  14,214             615,466
Protective Life Corp                               11,018             537,128
Radian Group Inc                                   13,170             747,398
Raymond James Financial Inc                         9,074             390,001
Regency Centers Corp                               10,759             693,956
Stancorp Financial Group Inc                        8,534             461,689
SVB Financial Group*                                5,620             286,564
TCF Financial Corp                                 18,028             457,190
Texas Regional Bancshares Inc                       6,575             203,036
United Dominion Realty Trust Inc                   21,759             582,053
Unitrin Inc                                         7,251             350,586
Waddell & Reed Financial Inc                       12,904             300,534
Washington Federal Inc                             13,798             326,461
Webster Financial Corp                              8,567             403,934
Weingarten Realty Investors                        12,787             503,552
Westamerica Bancorporation                          5,020             272,285
Wilmington Trust Corp                              10,806             462,605
WR Berkley Corp                                    17,780           1,029,284
                                                                 ------------
Total Financial                                                    32,351,040
                                                                 ------------


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P MIDCAP                     PORTFOLIO OF INVESTMENTS                2/28/2006
INDEX FUND                     (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

Company                                            Shares         Value (Note 1)
--------------------------------------------------------------------------------
Industrial (13.56%)
AGCO Corp*                                         14,348        $    280,503
Alexander & Baldwin Inc                             6,922             337,309
Alliant Techsystems Inc*                            5,672             433,454
Ametek Inc                                         11,160             478,094
Amphenol Corp                                      14,076             707,037
Arrow Electronics Inc*                             18,983             660,419
Avnet Inc*                                         23,198             582,966
Brink's Co/The                                      9,313             456,058
Carlisle Cos Inc                                    4,858             381,839
CH Robinson Worldwide Inc                          27,102           1,214,712
CNF Inc                                             8,252             414,085
Crane Co                                            7,909             304,417
Donaldson Co Inc                                   10,828             375,298
DRS Technologies Inc                                6,200             327,174
Dycom Industries Inc*                               6,201             132,391
Energizer Holdings Inc*                            10,389             567,551
Expeditors International Washington Inc            16,944           1,318,074
Federal Signal Corp                                 7,404             132,606
Flowserve Corp*                                     8,793             451,960
GATX Corp                                           8,018             318,315
Gentex Corp                                        24,670             411,002
Graco Inc                                          10,849             452,078
Granite Construction Inc                            5,096             236,200
Harsco Corp                                         6,627             528,702
Hubbell Inc                                         9,623             447,181
Jacobs Engineering Group Inc*                       9,232             791,552
JB Hunt Transport Services Inc                     19,652             464,966
Joy Global Inc                                     19,250             992,530
Kemet Corp*                                        13,751             122,521
Kennametal Inc                                      6,127             358,307
Lancaster Colony Corp                               3,989             160,118
Martin Marietta Materials Inc                       7,376             719,160
Mine Safety Appliances Co                           4,100             163,385
National Instruments Corp                           8,825             286,371
Nordson Corp                                        5,052             252,196
Overseas Shipholding Group                          4,584             231,813
Packaging Corp of America                           9,625             219,546
Pentair Inc                                        16,095             646,214
Plexus Corp*                                        6,712             225,255
Precision Castparts Corp                           21,124           1,120,417
Republic Services Inc                              19,403             754,195
Sequa Corp*                                           959              81,429
Sonoco Products Co                                 15,751             515,373
SPX Corp                                           10,473             515,795
Stericycle Inc*                                     7,030             424,964
Swift Transportation Co Inc*                        8,057             192,079
Tecumseh Products Co                                2,574              58,198
Teleflex Inc                                        6,312             408,071
Thomas & Betts Corp*                                8,439             415,199
Timken Co                                          13,200             378,576
Trinity Industries Inc                              6,924             366,972
Varian Inc*                                         4,971             198,343
Vishay Intertechnology Inc*                        29,221             424,289
Werner Enterprises Inc                              7,985             155,149
Worthington Industries                             10,993             215,463
YRC Worldwide Inc*                                  9,189             439,602
Zebra Technologies Corp*                           11,184             493,662
                                                                 ------------
Total Industrial                                                   24,741,133
                                                                 ------------
Technology (10.87%)
Activision Inc*                                    43,462             543,275
Acxiom Corp                                        12,066             312,268
Advent Software Inc*                                2,409              66,970
Anteon International Corp*                          5,200             287,508
Atmel Corp*                                        66,492             302,539
BISYS Group Inc/The*                               19,125             269,854
Cabot Microelectronics Corp*                        3,853             131,464
Cadence Design Systems Inc*                        44,961             798,058
Ceridian Corp*                                     23,086             597,004
Cognizant Technology Solutions Corp*               21,949           1,264,482
Credence Systems Corp*                             15,279             132,316
Cree Inc*                                          12,081             361,826
CSG Systems International*                          7,566             166,301
Cypress Semiconductor Corp*                        21,479             381,467
Diebold Inc                                        10,758             430,320
DST Systems Inc*                                    9,968             560,501
Dun & Bradstreet Corp*                             10,557             767,916
Fair Isaac Corp                                    10,398             443,163
Fairchild Semiconductor International Inc*         19,060             331,263
Fidelity National Information Services Inc         14,861             589,239
Imation Corp                                        5,229             229,292
Integrated Device Technology Inc*                  31,677             470,403
International Rectifier Corp*                      11,255             417,561
Intersil Corp                                      24,484             693,877
Jack Henry & Associates Inc                        11,501             253,137
Lam Research Corp*                                 21,554             928,977
Lattice Semiconductor Corp*                        17,999              81,895
McData Corp*                                       23,849             105,413
MEMC Electronic Materials Inc*                     26,200             877,438
Mentor Graphics Corp*                              12,132             136,242
Micrel Inc*                                        10,145             141,726
Microchip Technology Inc                           33,296           1,172,019
MoneyGram International Inc                        13,535             388,048
Reynolds & Reynolds Co/The                          7,900             218,830
SanDisk Corp*                                      29,236           1,764,100
SEI Investments Co                                 10,111             422,539
Semtech Corp*                                      11,112             208,683
Silicon Laboratories Inc*                           7,136             342,385
SRA International Inc*                              5,900             203,668
Sybase Inc*                                        14,271             304,400
Synopsys Inc*                                      22,875             500,276
Transaction Systems Architects Inc*                 5,905             196,991
Triquint Semiconductor Inc*                        21,558             102,185
Western Digital Corp*                              34,267             762,441
Wind River Systems Inc*                            11,457             177,240
                                                                 ------------
Total Technology                                                   19,837,499
                                                                 ------------
Utilities (6.19%)
AGL Resources Inc                                  12,346             443,221
Alliant Energy Corp                                18,532             613,409
Aqua America Inc                                   20,421             586,900
Aquila Inc*                                        59,270             231,153
Black Hills Corp                                    5,271             182,218
DPL Inc                                            20,280             545,938
Duquesne Light Holdings Inc                        12,335             214,012
Energy East Corp                                   23,442             587,457
Great Plains Energy Inc                            11,868             337,051
Hawaiian Electric Industries Inc                   12,809             342,385
Idacorp Inc                                         6,734             221,818
MDU Resources Group Inc                            19,048             671,442
Northeast Utilities                                23,762             466,210
NSTAR                                              16,986             498,709
OGE Energy Corp                                    14,400             414,000
Oneok Inc                                          15,434             472,126
Pepco Holdings Inc                                 29,996             713,005
PNM Resources Inc                                  10,582             261,905
Puget Energy Inc                                   18,287             394,268
SCANA Corp                                         18,141             739,790
Sierra Pacific Resources*                          29,119             414,655
Vectren Corp                                       12,115             319,351
Westar Energy Inc                                  13,785             296,653
WGL Holdings Inc                                    7,705             237,314
Wisconsin Energy Corp                              18,552             758,220
WPS Resources Corp                                  6,354             333,903
                                                                 ------------
Total Utilities                                                    11,297,112
                                                                 ------------
Total Common Stock (Cost $130,758,134)                           $180,498,576
                                                                 ------------

Par Value
---------
Short-Term Investments (b) (0.87%)
$  300,000      United States Treasury Bill 04/20/2006           $    298,204
 1,300,000      United States Treasury Bill 06/08/2006              1,284,097
                                                                 ------------
Total Short-Term Investments (Cost $1,582,241)                   $  1,582,301
                                                                 ------------


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P MIDCAP                     PORTFOLIO OF INVESTMENTS                2/28/2006
INDEX FUND                     (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

                                                                  Value (Note 1)
--------------------------------------------------------------------------------
Total Investments (Cost $132,340,375) (a) (99.81%)               $182,080,877
Other Net Assets (0.19%)                                              342,527
                                                                 ------------
Net Assets (100.00%)                                             $182,423,404
                                                                 ============
---------------------

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $132,340,375. At February 28, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

      Unrealized appreciation                                    $ 56,493,938
      Unrealized depreciation                                      (6,753,436)
                                                                 ------------
      Net unrealized appreciation                                $ 49,740,502
                                                                 ============

(b) At February 28, 2006, certain United States Treasury Bills with a market value of $298,204 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2006: (Contracts-$500 times premium/delivery month/commitment)

                                                                   Unrealized
S&P MidCap Index:                                                 Appreciation
4/Mar 06/Long                                                        $6,206
                                                                     ======


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P SMALLCAP                   PORTFOLIO OF INVESTMENTS                2/28/2006
INDEX FUND                           (UNAUDITED)
--------------------------------------------------------------------------------

Company                                            Shares         Value (Note 1)
--------------------------------------------------------------------------------
Common Stock (96.22%)

Basic Materials (3.48%)
AMCOL International Corp                            1,466        $     40,476
Arch Chemicals Inc                                  1,194              33,695
Brush Engineered Materials Inc*                       769              13,388
Buckeye Technologies Inc*                           1,716              15,118
Caraustar Industries Inc*                           1,296              13,180
Carpenter Technology Corp                           1,224             102,314
Century Aluminum Co*                                1,151              40,964
Chaparral Steel Co*                                 1,086              49,750
Cleveland-Cliffs Inc                                1,296             111,521
Deltic Timber Corp                                    590              30,833
Georgia Gulf Corp                                   1,993              57,199
HB Fuller Co                                        1,662              67,477
MacDermid Inc                                       1,555              45,748
Material Sciences Corp*                               683               8,886
Neenah Paper Inc*                                     750              22,958
OM Group Inc*                                       1,455              30,861
Omnova Solutions Inc*                               1,854              11,254
Penford Corp                                          400               6,350
PolyOne Corp*                                       5,408              47,212
Pope & Talbot Inc                                     726               5,496
Quaker Chemical Corp                                  439               8,776
Reliance Steel & Aluminum Co                        1,663             137,015
Rock-Tenn Co                                        1,817              23,839
RTI International Metals Inc*                       1,366              57,440
Ryerson Inc                                         1,452              36,648
Schulman A Inc                                      1,547              36,246
Schweitzer-Mauduit International Inc                  770              19,789
Steel Technologies Inc                                654              18,044
Wausau Paper Corp                                   2,594              33,722
Wellman Inc                                         1,480               9,294
                                                                 ------------
Total Basic Materials                                               1,135,493
                                                                 ------------
Communications (3.13%)
4Kids Entertainment Inc*                              613              10,421
Adaptec Inc*                                        5,637              35,288
Advo Inc                                            1,857              59,703
Aeroflex Inc*                                       3,808              49,504
Anixter International Inc                           1,885              86,239
Applied Signal Technology Inc                         560              13,126
Black Box Corp                                        903              43,145
Blue Coat Systems Inc*                                700              14,861
C-COR Inc*                                          2,207              15,670
Commonwealth Telephone Enterprises Inc              1,151              37,154
Comtech Telecommunications Corp*                    1,000              31,330
Digital Insight Corp*                               1,774              58,631
Ditech Communications Corp*                         1,700              17,527
General Communication Inc*                          2,942              33,098
Harmonic Inc*                                       3,354              19,353
Infospace Inc*                                      1,400              33,754
Internet Security Systems*                          1,984              46,247
Intrado Inc*                                          772              19,810
j2 Global Communications Inc*                       1,488              64,877
MIVA Inc*                                           1,508               6,590
Napster Inc*                                        1,603               5,739
Netgear Inc*                                        1,900              32,604
Network Equipment Technologies Inc*                 1,066               4,360
Novatel Wireless Inc*                               1,500              12,240
PC-Tel Inc*                                           942               7,112
Secure Computing Corp*                              3,100              37,510
Symmetricom Inc*                                    2,100              18,837
Thomas Nelson Inc                                     657              19,217
Tollgrade Communications Inc*                         630               8,978
Viasat Inc*                                         1,352              36,301
WebEx Communications Inc*                           2,060              57,433
Websense Inc*                                       1,377              85,112
                                                                 ------------
Total Communications                                                1,021,769
                                                                 ------------
Consumer, Cyclical (17.83%)
Angelica Corp                                         425               8,534
Arctic Cat Inc                                      1,013              24,312
Ashworth Inc*                                         600               5,016
ASV Inc*                                              900              28,962
Audiovox Corp*                                      1,050              13,409
Aztar Corp*                                         2,072              62,533
Bally Total Fitness Holding Corp*                   1,577              12,506
Bassett Furniture Industries Inc                      556              10,725
Bell Microproducts Inc*                             1,276               7,669
Brightpoint Inc*                                    2,400              67,896
Brown Shoe Co Inc                                     932              44,456
Building Material Holding Corp                        840              56,532
Burlington Coat Factory Warehouse Corp                890              40,086
Casey's General Stores Inc                          2,965              77,772
Cash America International Inc                      1,744              46,739
Cato Corp/The                                       1,862              38,860
CEC Entertainment Inc*                              1,917              62,418
Champion Enterprises Inc*                           4,414              68,505
Childrens Place Retail Stores Inc/The*              1,278              59,644
Christopher & Banks Corp                            1,875              41,119
Coachmen Industries Inc                               746               8,803
Cost Plus Inc*                                      1,125              21,589
Dress Barn Inc*                                     1,308              56,479
Ethan Allen Interiors Inc                           1,913              77,878
Finish Line                                         2,500              41,850
Fleetwood Enterprises Inc*                          3,730              42,149
Fred's Inc                                          2,010              28,080
Frontier Airlines Inc*                              1,612              11,606
G&K Services Inc                                    1,071              41,876
Genesco Inc*                                        1,318              53,511
Group 1 Automotive Inc*                             1,153              44,137
Guitar Center Inc*                                  1,549              80,176
Gymboree Corp*                                      1,569              35,867
Hancock Fabrics Inc /DE                               863               3,581
Haverty Furniture Cos Inc                           1,157              16,487
Hibbett Sporting Goods Inc*                         2,104              67,496
HOT Topic Inc*                                      2,397              31,592
Hughes Supply Inc                                   3,942             182,318
Ihop Corp                                           1,098              55,888
Insight Enterprises Inc*                            2,482              53,437
Interface Inc*                                      2,381              26,381
J Jill Group Inc/The*                               1,026              24,244
Jack in the Box Inc*                                1,872              74,880
Jakks Pacific Inc*                                  1,604              39,811
Jo-Ann Stores Inc*                                  1,070              14,231
JOS A Bank Clothiers Inc*                             750              33,458
K2 Inc*                                             2,726              31,076
Kellwood Co                                         1,393              35,856
K-Swiss Inc                                         1,313              38,313
Landry's Restaurants Inc                              826              25,499
La-Z-Boy Inc                                        2,673              42,634
Lenox Group Inc*                                      632               8,444
Libbey Inc                                            640               5,670
LKQ Corp*                                           2,600              57,252
Lone Star Steakhouse & Saloon Inc                   1,092              29,440
Longs Drug Stores Corp                              1,414              54,255
M/I Homes Inc                                         700              29,484
Marcus Corp                                         1,435              23,577
MarineMax Inc*                                        800              24,688
Men's Wearhouse Inc*                                3,043              95,307
Meritage Homes Corp*                                1,350              79,016
Mesa Air Group Inc*                                 1,462              16,696
Mobile Mini Inc*                                      864              47,071
Monaco Coach Corp                                   1,505              21,537
Movie Gallery Inc                                   1,719               5,484
Multimedia Games Inc*                               1,431              15,154
National Presto Industries Inc                        327              14,306
Nautilus Inc                                        1,674              27,537
NVR Inc*                                              340             256,020
O'Charleys Inc*                                       966              17,156
Oshkosh Truck Corp                                  4,318             244,960
Owens & Minor Inc                                   2,315              73,825
Oxford Industries Inc                                 832              38,089
Panera Bread Co*                                    1,847             130,878
Papa John's International Inc*                      1,264              41,586
Pegasus Solutions Inc*                              1,159              10,709
PEP Boys-Manny Moe & Jack                           3,075              48,278


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P SMALLCAP                   PORTFOLIO OF INVESTMENTS                2/28/2006
INDEX FUND                     (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

Company                                            Shares         Value (Note 1)
--------------------------------------------------------------------------------
PF Chang's China Bistro Inc*                        1,512        $     73,090
Phillips-Van Heusen                                 1,978              70,219
Pinnacle Entertainment Inc*                         2,726              76,464
Polaris Industries Inc                              2,404             120,320
Quiksilver Inc*                                     6,824              98,948
Rare Hospitality International Inc*                 1,744              55,808
Red Robin Gourmet Burgers Inc*                        800              31,992
Russell Corp                                        1,674              23,905
Ryan's Restaurant Group Inc*                        2,086              27,556
Scansource Inc*                                       643              37,365
School Specialty Inc*                               1,375              47,960
SCP Pool Corp                                       3,036             131,975
Select Comfort Corp*                                1,867              68,239
Shuffle Master Inc*                                 1,755              45,858
Skyline Corp                                          400              16,048
Skywest Inc                                         3,379              97,890
Sonic Automotive Inc                                1,573              41,669
Sonic Corp*                                         3,446             108,928
Stage Stores Inc                                    1,338              39,016
Standard Motor Products Inc                           916               9,719
Standard-Pacific Corp                               3,990             131,072
Steak N Shake Co/The*                               1,277              23,280
Stein Mart Inc                                      1,360              22,685
Stride Rite Corp                                    1,831              25,451
Superior Industries International                   1,200              25,860
Too Inc*                                            1,767              53,770
Toro Co                                             2,494             115,048
Tractor Supply Co*                                  1,961             123,896
Triarc Cos Inc                                      3,265              50,934
Ultimate Electronics Inc*                             680                  --
United Stationers Inc*                              1,737              85,982
Wabash National Corp                                1,723              34,408
Watsco Inc                                          1,366              95,101
Winnebago Industries                                1,700              54,604
WMS Industries Inc*                                 1,145              33,262
Wolverine World Wide Inc                            3,060              67,504
World Fuel Services Corp                            1,600              48,480
Zale Corp*                                          2,667              69,475
                                                                 ------------
Total Consumer, Cyclical                                            5,819,076
                                                                 ------------
Consumer, Non-cyclical (16.31%)
Aaron Rents Inc                                     2,547              66,731
ABM Industries Inc                                  2,008              37,048
Administaff Inc                                     1,236              58,648
Alliance One International Inc                      4,676              20,808
Alpharma Inc                                        2,187              66,157
Amedisys Inc*                                         943              30,346
American Italian Pasta Co                             860               3,741
American Medical Systems Holdings Inc*              4,020              87,113
AMERIGROUP Corp*                                    3,038              64,983
Amsurg Corp*                                        1,551              33,982
Arbitron Inc                                        1,587              62,210
Arqule Inc*                                         1,302               7,005
Arthrocare Corp*                                    1,479              66,806
Biolase Technology Inc                              1,245               9,549
Biosite Inc*                                        1,003              54,242
Bowne & Co Inc                                      1,795              26,728
Bradley Pharmaceuticals Inc*                          786               9,275
Cambrex Corp                                        1,239              22,946
CDI Corp                                              607              14,865
Centene Corp*                                       2,478              67,773
Central Parking Corp                                  968              15,778
Chemed Corp                                         1,544              85,599
CNS Inc                                               700              14,553
Coinstar Inc*                                       1,600              41,280
Conmed Corp*                                        1,525              29,524
Connetics Corp*                                     1,800              28,584
Consolidated Graphics Inc*                            696              35,545
Cooper Cos Inc/The                                  2,576             135,163
Corn Products International Inc                     4,342             117,060
CPI Corp                                              380               6,669
Cross Country Healthcare Inc*                       1,040              19,042
CryoLife Inc*                                       1,113               4,953
Cyberonics Inc*                                     1,199              32,577
Datascope Corp                                        759              28,956
Delta & Pine Land Co                                1,965              49,734
Diagnostic Products Corp                            1,391              64,195
DJ Orthopedics Inc*                                 1,097              38,263
Enzo Biochem Inc*                                   1,519              20,005
Flowers Foods Inc                                   2,891              79,503
Fossil Inc*                                         2,520              42,890
Gentiva Health Services Inc*                        1,227              20,442
Gevity HR Inc                                       1,500              37,770
Great Atlantic & Pacific Tea Co*                      919              29,647
Haemonetics Corp/Mass*                              1,591              82,414
Hain Celestial Group Inc*                           1,870              43,646
Hansen Natural Corp*                                  700              65,338
Healthcare Services Group                           1,200              22,152
Healthways Inc*                                     1,971              85,837
Heidrick & Struggles International Inc*               972              35,964
Hologic Inc*                                        2,592             123,975
Hooper Holmes Inc                                   3,007               8,540
ICU Medical Inc*                                      655              22,991
Idexx Laboratories Inc*                             1,782             140,030
Immucor Inc*                                        2,627              78,337
Integra LifeSciences Holdings Corp*                   965              38,446
Invacare Corp                                       1,604              50,221
iPayment Inc*                                         800              34,184
J&J Snack Foods Corp                                  834              28,314
John H Harland Co                                   1,445              52,295
Kensey Nash Corp*                                     574              14,052
Labor Ready Inc*                                    2,823              69,361
Lance Inc                                           1,352              29,392
Laserscope*                                         1,100              24,057
LCA-Vision Inc                                      1,173              51,143
Live Nation Inc*                                    4,000              71,400
MAXIMUS Inc                                         1,113              40,636
Medicis Pharmaceutical Corp                         3,212              91,349
Mentor Corp                                         2,255              97,055
Merit Medical Systems Inc*                          1,295              18,454
MGI Pharma Inc*                                     4,514              79,582
Midas Inc*                                            700              13,328
Nash Finch Co                                         581              18,011
Natures Sunshine Prods Inc                            669              11,353
NBTY Inc*                                           2,925              64,058
NCO Group Inc*                                      1,615              36,289
Noven Pharmaceuticals Inc*                          1,200              18,084
Odyssey HealthCare Inc*                             1,878              35,344
On Assignment Inc*                                  1,167              12,942
Osteotech Inc*                                        821               3,752
Parexel International Corp*                         1,339              34,305
Pediatrix Medical Group Inc*                        1,457             137,512
Peet's Coffee & Tea Inc*                              600              17,964
Performance Food Group Co*                          1,978              58,094
Playtex Products Inc*                               3,200              33,600
PolyMedica Corp                                     1,391              56,252
Possis Medical Inc*                                   932               8,714
Pre-Paid Legal Services Inc                           540              19,499
Ralcorp Holdings Inc*                               1,500              57,930
Regeneron Pharmaceuticals Inc*                      2,656              43,479
RehabCare Group Inc*                                  746              15,054
Resmed Inc*                                         4,170             169,260
Respironics Inc*                                    4,174             151,767
Rewards Network Inc*                                1,161               9,137
Russ Berrie & Co Inc                                  958              13,019
Sanderson Farms Inc                                   718              16,744
Savient Pharmaceuticals Inc*                        2,760              14,269
SFBC International Inc*                               739              17,440
Sierra Health Services Inc*                         2,964             123,569
Sourcecorp*                                           750              19,200
Spectrum Brands Inc*                                2,267              43,232
Spherion Corp*                                      3,098              30,918
Standard Register Co/The                              613              10,065
Startek Inc                                           740              14,578
Sunrise Senior Living Inc*                          2,100              74,466
SurModics Inc*                                        809              31,357
Sybron Dental Specialties Inc*                      2,378              90,982
Theragenics Corp*                                   1,389               4,695


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P SMALLCAP                   PORTFOLIO OF INVESTMENTS                2/28/2006
INDEX FUND                     (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

Company                                            Shares         Value (Note 1)
--------------------------------------------------------------------------------
TreeHouse Foods Inc*                                1,600        $     36,080
United Natural Foods Inc*                           2,400              79,824
United Surgical Partners International Inc*         2,563              90,089
Universal Technical Institute Inc*                  1,300              40,053
USANA Health Sciences Inc*                            500              21,575
Vertrue Inc*                                          521              22,955
Viad Corp                                           1,109              35,499
Viasys Healthcare Inc*                              1,879              54,829
Vital Signs Inc                                       295              15,063
Volt Information Sciences Inc*                        731              17,493
Watson Wyatt Worldwide Inc                          2,252              68,821
WD-40 Co                                              826              25,218
                                                                 ------------
Total Consumer, Non-cyclical                                        5,325,616
                                                                 ------------
Energy (7.29%)
Atwood Oceanics Inc*                                  811              73,136
Cabot Oil & Gas Corp                                2,832             128,176
Cal Dive International Inc*                         4,522             159,220
CARBO Ceramics Inc                                  1,024              56,064
Cimarex Energy Co                                   4,823             205,749
Dril-Quip Inc*                                        400              20,320
Frontier Oil Corp                                   3,322             153,643
Headwaters Inc*                                     2,223              82,518
Hydril*                                             1,174              79,057
Input/Output Inc*                                   3,753              28,373
Lone Star Technologies Inc*                         1,776              88,267
Lufkin Industries Inc                                 900              46,584
Massey Energy Co                                    4,494             167,177
Maverick Tube Corp*                                 2,472             115,022
Oceaneering International Inc*                      1,580              87,121
Penn Virginia Corp                                  1,100              68,035
Petroleum Development Corp*                         1,015              43,655
Remington Oil & Gas Corp*                           1,386              58,073
SEACOR Holdings Inc*                                1,251              91,285
St Mary Land & Exploration Co                       3,328             127,762
Stone Energy Corp*                                  1,567              64,874
Swift Energy Co*                                    1,722              66,745
Tetra Technologies Inc*                             2,017              75,839
Unit Corp*                                          2,646             140,688
Veritas DGC Inc*                                    2,015              84,892
W-H Energy Services Inc*                            1,708              67,466
                                                                 ------------
Total Energy                                                        2,379,741
                                                                 ------------
Financial (14.26%)
Acadia Realty Trust                                 1,700              37,281
Anchor Bancorp Wisconsin Inc                        1,149              34,987
BankAtlantic Bancorp Inc                            2,300              31,395
Bankunited Financial Corp                           1,838              51,354
Boston Private Financial Holdings Inc               1,801              55,129
Brookline Bancorp Inc                               3,628              54,456
Central Pacific Financial Corp                      1,600              59,200
Chittenden Corp                                     2,761              79,489
Colonial Properties Trust                           2,586             125,033
Commercial Net Lease Realty                         3,152              71,708
Community Bank System Inc                           1,600              34,672
Delphi Financial Group                              1,614              84,057
Dime Community Bancshares                           1,914              26,184
Downey Financial Corp                               1,234              78,421
East West Bancorp Inc                               3,306             124,603
EastGroup Properties Inc                            1,200              55,140
Entertainment Properties Trust                      1,484              61,363
Essex Property Trust Inc                            1,374             136,919
Fidelity Bankshares Inc                             1,100              35,123
Financial Federal Corp                              1,588              44,353
First Bancorp/Puerto Rico                           4,128              52,260
First Midwest Bancorp Inc/IL                        2,689              90,431
First Republic Bank/San Francisco CA                1,219              44,238
FirstFed Financial Corp*                              870              52,209
Flagstar Bancorp Inc                                1,822              28,150
Franklin Bank Corp/Houston TX*                      1,200              20,472
Fremont General Corp                                3,856              91,464
Glacier Bancorp Inc                                 1,600              50,464
Glenborough Realty Trust Inc                        1,638              31,695
Gold Banc Corp Inc                                  2,056              37,604
Hanmi Financial Corp                                2,300              41,285
Harbor Florida Bancshares Inc                       1,100              41,811
Hilb Rogal & Hobbs Co                               1,850              71,503
Infinity Property & Casualty Corp                   1,100              43,626
Investment Technology Group Inc*                    2,351             106,923
Irwin Financial Corp                                  950              19,038
Kilroy Realty Corp                                  1,657             123,977
LaBranche & Co Inc*                                 3,500              49,525
LandAmerica Financial Group Inc                       971              64,766
Lexington Corporate Properties Trust                3,070              65,452
MAF Bancorp Inc                                     1,677              71,876
Nara Bancorp Inc                                    1,163              20,318
New Century Financial Corp                          3,282             127,178
Parkway Properties Inc/Md                             865              38,095
Philadelphia Consolidated Holding Co*               1,030             110,210
Piper Jaffray Cos*                                  1,018              50,574
Portfolio Recovery Associates Inc*                    800              39,128
Presidential Life Corp                              1,505              32,975
PrivateBancorp Inc                                  1,017              38,575
ProAssurance Corp*                                  1,796              92,117
Prosperity Bancshares Inc                           1,100              31,746
Provident Bankshares Corp                           1,686              61,320
Republic Bancorp Inc/MI                             3,974              48,205
RLI Corp                                            1,292              68,114
SCPIE Holdings Inc*                                   473              10,756
Selective Insurance Group                           1,622              87,945
Shurgard Storage Centers Inc                        2,759             176,935
South Financial Group Inc/The                       4,340             114,185
Sovran Self Storage Inc                               959              49,868
Sterling Bancshares Inc/TX                          2,297              40,933
Sterling Financial Corp/WA                          2,038              58,980
Stewart Information Services Corp*                    928              43,570
Susquehanna Bancshares Inc                          2,763              66,616
SWS Group Inc                                         787              19,179
Town & Country Trust/The                              900              36,261
Trustco Bank Corp NY                                3,818              47,992
UCBH Holdings Inc                                   5,434              97,269
UICI                                                1,873              68,720
Umpqua Holdings Corp                                2,593              69,829
United Bankshares Inc                               1,934              72,467
United Fire & Casualty Co                             900              32,211
Whitney Holding Corp                                3,726             127,541
Wintrust Financial Corp                             1,238              65,218
World Acceptance Corp*                                952              24,543
Zenith National Insurance Corp                      2,073             106,760
                                                                 ------------
Total Financial                                                     4,655,966
                                                                 ------------
Industrial (20.43%)
AAR Corp*                                           2,078              52,594
Acuity Brands Inc                                   2,585             102,082
Advanced Energy Industries Inc*                     1,553              22,239
Albany International Corp                           1,699              63,152
Aleris International Inc*                           1,765              75,595
AM Castle & Co*                                       759              21,495
Analogic Corp                                         700              37,765
AO Smith Corp                                       1,208              55,930
Apogee Enterprises Inc                              1,275              22,045
Applied Industrial Technologies Inc                 1,491              63,785
Aptargroup Inc                                      2,075             110,079
Arkansas Best Corp                                  1,481              61,550
Armor Holdings Inc*                                 1,673              98,255
Artesyn Technologies Inc*                           1,796              19,576
Astec Industries Inc*                                 914              32,831
Baldor Electric Co                                  1,689              54,470
Barnes Group Inc                                      885              33,966
Bel Fuse Inc                                          579              19,171
Belden CDT Inc                                      2,364              60,944
Benchmark Electronics Inc*                          2,406              84,739
Brady Corp                                          2,844             105,171
Briggs & Stratton Corp                              3,004             106,582
Bristow Group Inc*                                  1,161              34,667
C&D Technologies Inc                                1,187              10,137
Ceradyne Inc*                                       1,521              92,598
Checkpoint Systems Inc*                             2,228              63,632


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P SMALLCAP                   PORTFOLIO OF INVESTMENTS                2/28/2006
INDEX FUND                     (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

Company                                            Shares         Value (Note 1)
--------------------------------------------------------------------------------
Chesapeake Corp                                     1,001        $     13,203
Clarcor Inc                                         3,004             101,685
Cognex Corp                                         2,720              74,827
Coherent Inc*                                       1,849              60,019
Commercial Metals Co                                3,378             152,990
CTS Corp                                            1,721              21,254
Cubic Corp                                            771              16,669
Curtiss-Wright Corp                                 1,277              78,970
Cymer Inc*                                          2,086              93,828
Daktronics Inc                                        943              33,420
Dionex Corp*                                        1,077              59,095
Drew Industries Inc*                                  800              25,960
EDO Corp                                            1,023              29,800
EGL Inc*                                            1,882              76,127
Electro Scientific Industries Inc*                  1,341              33,471
ElkCorp                                             1,011              36,497
EMCOR Group Inc*                                    1,852              80,729
EnPro Industries Inc*                               1,100              36,047
Esterline Technologies Corp*                        1,486              61,877
FEI Co*                                             1,705              34,117
Flir Systems Inc*                                   4,050             104,652
Florida Rock Industries Inc                         2,728             157,160
Forward Air Corp                                    1,656              58,755
Gardner Denver Inc*                                 1,513              92,838
GenCorp Inc*                                        2,884              55,517
Gerber Scientific Inc*                              1,029              10,691
Greatbatch Inc*                                     1,017              22,486
Griffon Corp*                                       1,420              33,398
Heartland Express Inc                               2,349              54,332
HUB Group Inc*                                      1,100              45,870
IDEX Corp                                           3,073             145,199
Insituform Technologies Inc*                        1,227              33,019
Intermagnetics General Corp*                        2,241              65,930
Intermet Corp                                       1,230                  --
Itron Inc*                                          1,470              87,406
JLG Industries Inc                                  3,041             179,389
Kaman Corp                                          1,048              23,800
Kansas City Southern*                               4,315              99,979
Kaydon Corp                                         1,447              52,092
Keithley Instruments Inc                              720              10,858
Kirby Corp*                                         1,458              89,375
Knight Transportation Inc                           3,384              66,969
Landstar System Inc                                 3,458             161,108
Lawson Products                                       456              16,138
Lennox International Inc                            3,319             106,706
Lindsay Manufacturing Co                              549              13,451
Littelfuse Inc*                                     1,132              32,534
Lydall Inc*                                           745               6,608
Magnetek Inc*                                       1,366               5,464
Manitowoc Co                                        1,771             136,491
Meade Instruments Corp*                               955               2,722
Methode Electronics Inc                             1,654              20,295
Moog Inc*                                           2,002              67,187
Mueller Industries Inc                              2,095              69,156
Myers Industries Inc                                1,536              24,576
NCI Building Systems Inc*                           1,100              63,448
NS Group Inc*                                       1,100              44,869
Old Dominion Freight Line*                          1,500              39,540
Park Electrochemical Corp                           1,018              29,390
Paxar Corp*                                         2,034              39,012
Photon Dynamics Inc*                                  781              16,549
Planar Systems Inc*                                   664              10,319
Quanex Corp                                         1,464              90,870
Regal-Beloit Corp                                   1,574              63,338
Robbins & Myers Inc                                   666              13,973
Rogers Corp*                                          850              41,684
Roper Industries Inc                                5,008             225,711
SBS Technologies Inc*                                 723               8,018
Shaw Group Inc/The*                                 4,644             154,877
Simpson Manufacturing Co Inc                        1,890              73,880
Sonic Solutions Inc*                                1,173              21,290
Standex International Corp                            564              17,975
Stewart & Stevenson Services Inc                    1,474              50,779
Sturm Ruger & Co Inc                                1,292               9,302
Technitrol Inc                                      2,070              45,292
Teledyne Technologies Inc*                          1,966              65,134
Tetra Tech Inc*                                     3,368              59,984
Texas Industries Inc                                1,386              84,075
Tredegar Corp                                       1,971              32,522
Trimble Navigation Ltd*                             3,100             126,821
Triumph Group Inc*                                    814              34,066
Universal Forest Products Inc                         881              54,472
URS Corp*                                           2,504             109,149
Valmont Industries Inc                                824              29,969
Vicor Corp                                          1,051              20,904
Waste Connections Inc*                              2,739             100,357
Watts Water Technologies Inc                        1,255              44,904
Wolverine Tube Inc*                                   570               2,092
Woodward Governor Co                                1,737              55,845
X-Rite Inc                                            987              12,584
                                                                 ------------
Total Industrial                                                    6,670,780
                                                                 ------------
Technology (9.26%)
Actel Corp*                                         1,218              17,771
Agilysys Inc                                        1,491              21,306
Altiris Inc*                                        1,400              27,734
Ansys Inc*                                          1,876              88,960
ATMI Inc*                                           2,001              60,090
Avid Technology Inc*                                2,399             112,369
Axcelis Technologies Inc*                           5,102              35,255
Brooks Automation Inc*                              4,331              67,953
CACI International Inc*                             1,795             108,185
Captaris Inc*                                       1,544               6,068
Carreker Corp*                                      1,093               6,471
Catapult Communications Corp*                         597               8,304
Cerner Corp*                                        3,570             148,619
Ciber Inc*                                          2,938              17,011
Cohu Inc                                              984              20,782
Dendrite International Inc*                         2,129              28,316
Digi International Inc*                               989              10,750
Diodes Inc*                                         1,100              41,558
DSP Group Inc*                                      1,496              40,242
eFunds Corp*                                        2,455              66,481
EPIQ Systems Inc*                                     854              18,762
ESS Technology*                                     1,795               6,713
Exar Corp*                                          1,952              24,302
Factset Research Systems Inc                        1,734              67,886
Filenet Corp*                                       2,398              61,725
Global Imaging Systems Inc*                         1,177              42,490
Global Payments Inc                                 3,886             202,305
Hutchinson Technology Inc*                          1,338              36,808
Hyperion Solutions Corp*                            3,501             117,459
Inter-Tel Inc                                       1,318              25,872
JDA Software Group Inc*                             1,393              19,126
Keane Inc*                                          2,500              29,350
Komag Inc*                                          1,700              79,628
Kopin Corp*                                         3,225              14,029
Kronos Inc/MA*                                      1,893              77,632
Kulicke & Soffa Industries Inc*                     2,607              29,198
Manhattan Associates Inc*                           1,548              32,616
Mantech International Corp*                           939              26,386
Mapinfo Corp*                                       1,036              13,976
Mercury Computer Systems Inc*                       1,010              17,412
Micros Systems Inc*                                 2,200              95,238
Microsemi Corp*                                     3,651             112,268
MRO Software Inc*                                   1,139              16,789
MTS Systems Corp                                    1,024              40,468
Open Solutions Inc*                                 1,000              27,150
Pericom Semiconductor Corp*                         1,192              10,740
Per-Se Technologies Inc*                            1,816              45,872
Phoenix Technologies Ltd*                           1,166               8,080
Photronics Inc*                                     2,089              36,704
Power Integrations Inc*                             1,578              39,182
Progress Software Corp*                             2,349              68,591
Quality Systems Inc                                   400              27,688
Radiant Systems Inc*                                1,286              18,364
Radisys Corp*                                         829              15,121
Rudolph Technologies Inc*                             760              12,525

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
S&P SMALLCAP                   PORTFOLIO OF INVESTMENTS                2/28/2006
INDEX FUND                     (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

Company                                            Shares         Value (Note 1)
--------------------------------------------------------------------------------
Serena Software Inc*                                1,479        $     35,348
Skyworks Solutions Inc*                             9,282              48,823
SPSS Inc*                                             804              26,243
Standard Microsystems Corp*                         1,264              41,105
Supertex Inc*                                         590              19,865
Synaptics Inc*                                      1,300              30,537
Take-Two Interactive Software Inc*                  4,154              64,719
Talx Corp                                           1,909              61,012
THQ Inc*                                            3,685              88,440
Ultratech Inc*                                      1,126              22,509
Varian Semiconductor Equipment
  Associates Inc*                                   2,163             102,007
Veeco Instruments Inc*                              1,520              30,537
                                                                 ------------
Total Technology                                                    3,023,827
                                                                 ------------
Utilities (4.22%)
Allete Inc                                          1,780              83,073
American States Water Co                              745              25,695
Atmos Energy Corp                                   4,738             125,083
Avista Corp                                         2,483              48,667
Cascade Natural Gas Corp                              520              10,192
Central Vermont Public Service Corp                   573              12,268
CH Energy Group Inc                                   808              39,673
Cleco Corp                                          2,940              66,121
El Paso Electric Co*                                2,842              58,119
Energen Corp                                        4,230             151,138
Green Mountain Power Corp                             231               6,514
Laclede Group Inc/The                               1,063              35,812
New Jersey Resources Corp                           1,614              72,630
Northwest Natural Gas Co                            1,401              47,970
Piedmont Natural Gas Co                             4,420             109,262
South Jersey Industries Inc                         1,500              42,900
Southern Union Co*                                  5,708             140,531
Southwest Gas Corp                                  2,279              64,997
UGI Corp                                            6,110             137,170
UIL Holdings Corp                                     744              38,130
Unisource Energy Corp                               2,052              62,401
                                                                 ------------
Total Utilities                                                     1,378,346
                                                                 ------------
Total Common Stock (Cost $21,746,915)                              31,410,613
                                                                 ------------


Par Value                                                        Value (Note 1)
--------------------------------------------------------------------------------
Corporate Debt (0.04%)
$ 15,000      Mueller Industries Inc (11/01/14)                  $     14,175
                                                                 ------------
Total Corporate Debt (Cost $15,000)                                    14,175
                                                                 ------------
Short-Term Investments (b) (3.64%)
200,000       United States Treasury Bill 04/20/06                    198,801
200,000       United States Treasury Bill 05/04/06                    198,441
800,000       United States Treasury Bill 06/08/06                    790,214
                                                                 ------------
Total Short-Term Investments (Cost $1,187,446)                      1,187,456
                                                                 ------------
Total Investments (Cost $22,949,360) (a) (99.90%)                  32,612,244
Other Net Assets (0.10%)                                               33,269
                                                                 ------------
Net Assets (100.00%)                                             $ 32,645,513
                                                                 ============
---------------------

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $22,949,360. At February 28, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

      Unrealized appreciation                                    $ 11,258,533
      Unrealized depreciation                                      (1,595,649)
                                                                 ------------
      Net unrealized appreciation                                $  9,662,884
                                                                 ============

(b) At February 28, 2006, certain United States Treasury Bills with a market value of $198,801 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2006: (Contracts-$500 times premium/delivery month/commitment)

                                                                   Unrealized
Russell 2000 Stock Index:                                         Appreciation
3/Mar 06/Long                                                       $26,886
                                                                    ========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
EQUITY INCOME FUND             PORTFOLIO OF INVESTMENTS                2/28/2006
                                   (UNAUDITED)
--------------------------------------------------------------------------------
Company                                            Shares        Value (Note 1)
--------------------------------------------------------------------------------
Common Stock (87.11%)

Basic Materials (3.01%)

Chemicals (1.33%)
Praxair Inc                                         3,692          $  199,294
Sherwin-Williams Co/The                             1,746              79,530
                                                                   ----------
                                                                      278,824
                                                                   ----------
Forest Products & Paper (0.88%)
Plum Creek Timber Co Inc (REIT)                     4,950             183,893
                                                                   ----------
Mining (0.80%)
Alcoa Inc                                           5,750             168,590
                                                                   ----------
Total Basic Materials                                                 631,307
                                                                   ----------
Communications (4.12%)

Media (2.70%)
McGraw-Hill Cos Inc/The                            10,678             566,895
                                                                   ----------
Telecommunications (1.42%)
AT&T Inc                                           10,744             296,427
                                                                   ----------
Total Communications                                                  863,322
                                                                   ----------
Consumer, Cyclical (10.15%)

Apparel (0.52%)
Liz Claiborne Inc                                   3,036             109,387
                                                                   ----------
Auto Manufacturers (1.53%)
Ford Motor Co                                      40,100             319,597
                                                                   ----------
Retail (8.10%)
Gap Inc/The                                         4,450              82,503
Lowe's Cos Inc                                      5,750             392,035
McDonald's Corp                                    12,368             431,767
Ross Stores Inc                                     3,692             104,557
Sears Holdings Corp*                                  717              86,363
Target Corp                                         5,639             306,762
TJX Cos Inc                                         5,750             140,818
Wal-Mart Stores Inc                                 3,381             153,361
                                                                   ----------
                                                                    1,698,166
                                                                   ----------
Total Consumer, Cyclical                                            2,127,150
                                                                   ----------
Consumer, Non-cyclical (16.26%)

Agriculture (1.24%)
Reynolds American Inc                               2,446             259,643
                                                                   ----------
Beverages (2.70%)
Anheuser-Busch Cos Inc                              3,036             126,115
Coca-Cola Co/The                                   10,500             440,685
                                                                   ----------
                                                                      566,800
Commercial Services (1.95%)
Moody's Corp                                        6,092             408,164
                                                                   ----------
Cosmetics/Personal Care (0.91%)
Procter & Gamble Co                                 3,180             190,577
                                                                   ----------
Food (2.03%)
Sara Lee Corp                                      12,300             217,341
Tyson Foods Inc                                    15,472             209,336
                                                                   ----------
                                                                      426,677
                                                                   ----------
Healthcare-Products (1.88%)
Baxter International Inc                           10,411             394,056
                                                                   ----------
Healthcare Services (1.70%)
Aetna Inc                                           6,984             356,184
                                                                   ----------
Household Products/Wares (1.04%)
ACCO Brands Corp*                                     410               9,750
Clorox Co                                           1,201              73,201
Fortune Brands Inc                                  1,746             135,402
                                                                   ----------
                                                                      218,353
                                                                   ----------
Pharmaceuticals (2.81%)
AmerisourceBergen Corp                              5,606             257,820
Merck & Co Inc                                      1,000              34,860
Pfizer Inc                                         11,300             295,948
                                                                   ----------
                                                                      588,628
                                                                   ----------
Total Consumer, Non-cyclical                                       $3,409,082
                                                                   ----------
Energy (11.85%)

Oil & Gas (10.57%)
Apache Corp                                         4,126             276,112
Chevron Corp                                        3,140             177,347
ConocoPhillips                                      7,348             447,934
Devon Energy Corp                                   4,752             278,610
ENSCO International Inc                             3,370             150,605
Exxon Mobil Corp                                    6,236             370,231
GlobalSantaFe Corp                                  2,725             150,802
Valero Energy Corp                                  6,772             364,266
                                                                   ----------
                                                                    2,215,907
                                                                   ----------
Oil & Gas Services (1.28%)
Baker Hughes Inc                                    2,280             154,972
Tidewater Inc                                       2,180             113,905
                                                                   ----------
                                                                      268,877
                                                                   ----------
Total Energy                                                        2,484,784
                                                                   ----------
Financial (24.12%)

Banks (7.54%)
Bank of America Corp                               13,016             596,784
Fifth Third Bancorp                                 7,723             298,494
SunTrust Banks Inc                                  2,102             152,122
Wells Fargo & Co                                    8,297             532,667
                                                                   ----------
                                                                    1,580,067
                                                                   ----------
Diversified Financial Services (2.30%)
Citigroup Inc                                      10,411             482,758
                                                                   ----------
Insurance (7.71%)
American International Group Inc                    4,225             280,371
Arthur J Gallagher & Co                             6,200             182,838
Fidelity National Financial Inc                     2,994             113,053
Fidelity National Title Group Inc*                    523              12,395
Marsh & McLennan Cos Inc                           11,100             343,101
Metlife Inc                                         5,928             297,111
Stancorp Financial Group Inc                        5,650             305,665
XL Capital Ltd                                      1,201              81,128
                                                                   ----------
                                                                    1,615,662
                                                                   ----------
REITS (6.57%)
Annaly Mortgage Management Inc                      7,408              87,044
Boston Properties Inc                               1,746             147,834
iStar Financial Inc                                 3,704             141,122
Kimco Realty Corp                                   4,026             144,654
Mills Corp/The                                      3,804             150,372
Realty Income Corp                                  7,408             170,754
Simon Property Group Inc                            2,180             180,875
SL Green Realty Corp                                2,280             198,155
Vornado Realty Trust                                1,746             155,377
                                                                   ----------
                                                                    1,376,187
                                                                   ----------
Total Financial                                                     5,054,674
                                                                   ----------
Industrial (5.15%)

Building Materials (0.57%)
Masco Corp                                          3,804             118,647
                                                                   ----------
Hand/Machine Tools (0.54%)
Stanley Works/The                                   2,280             114,319
                                                                   ----------
Machinery-Construction &
  Mining (1.50%)
Caterpillar Inc                                     4,292             313,659
                                                                   ----------
Metal Fabricate/Hardware (0.78%)
Worthington Industries                              8,400             164,640
                                                                   ----------
Miscellaneous Manufacturing (1.76%)
3M Co                                               2,612             192,217
ITT Industries Inc                                  2,134             112,035
Leggett & Platt Inc                                 2,725              63,983
                                                                   ----------
                                                                      368,235
                                                                   ----------
Total Industrial                                                    1,079,500
                                                                   ----------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
EQUITY INCOME FUND          PORTFOLIO OF INVESTMENTS                   2/28/2006
                            (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

Company                                            Shares        Value (Note 1)
--------------------------------------------------------------------------------
Technology (7.89%)

Computers (3.11%)
Dell Inc*                                           9,949        $     288,521
Diebold Inc                                         1,746               69,840
Hewlett-Packard Co                                  5,750              188,658
Reynolds & Reynolds Co/The                          3,804              105,371
                                                                 -------------
                                                                       652,390
                                                                 -------------
Office/Business Equipment (0.46%)
Pitney Bowes Inc                                    2,280               97,447
                                                                 -------------
Semiconductors (1.70%)
Intel Corp                                         17,263              355,618
                                                                 -------------
Software (2.62%)
First Data Corp                                     8,609              388,524
Microsoft Corp                                      5,973              160,674
                                                                 -------------
                                                                       549,198
                                                                 -------------
Total Technology                                                     1,654,652
                                                                 -------------
Utilties (4.56%)

Electric (4.56%)
Cinergy Corp                                        2,180               96,094
Consolidated Edison Inc                             6,200              284,394
Entergy Corp                                        1,746              126,602
Exelon Corp                                         3,146              179,668
Progress Energy Inc                                 1,579               70,076
SCANA Corp                                          4,900              199,823
                                                                 -------------
Total Utilities                                                        956,657
                                                                 -------------
Total Common Stock (Cost $13,926,921)                               18,261,129
                                                                 -------------


Par Value                                                        Value (Note 1)
--------------------------------------------------------------------------------
Short-Term Investments (b) (12.81%)

$ 900,000      United States Treasury Bill 03/09/2006              $   899,223
1,100,000      United States Treasury Bill 04/20/2006                1,093,766
  700,000      United States Treasury Bill 06/08/2006                  691,437
                                                                   -----------
Total Short-Term Investments (Cost $2,684,393)                       2,684,427
                                                                   -----------
Total Investments (Cost $16,611,313) (a) (99.92%)                   20,945,555

Other Net Assets (0.08%)                                                16,434
                                                                   -----------
Net Assets (100.00%)                                               $20,961,990
                                                                   ===========

---------------------
*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $16,611,313. At February 28, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

      Unrealized appreciation                                       $5,358,082
      Unrealized depreciation                                       (1,023,840)
                                                                    ----------
      Net unrealized appreciation                                   $4,334,242
                                                                    ==========

(b) At February 28, 2006, certain United States Treasury Bills with a market value of $198,867 were pledged to cover margin requirements for futures contracts.

(c)   Futures   contracts   at  February   28,   2006:   (Contracts-$500   times
      premium/delivery month/commitment)

                                                                   Unrealized
Russell 2000 Stock Index:                                         Appreciation
7/Mar 06/Long                                                       $119,467
                                                                    ========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
EUROPEAN GROWTH             PORTFOLIO OF INVESTMENTS                   2/28/2006
AND INCOME FUND                    (UNAUDITED)
--------------------------------------------------------------------------------

Company                                            Shares         Value (Note 1)
--------------------------------------------------------------------------------
Common Stock (96.93%)

Basic Materials (3.27%)
Chemicals (1.80%)
BASF AG ADR                                         1,344             $101,593
Bayer AG ADR                                        1,515               60,964
                                                                     ---------
                                                                       162,557
                                                                     ---------
Mining (1.47%)
Rio Tinto PLC ADR                                     700              132,048
                                                                     ---------
Total Basic Materials                                                  294,605
                                                                     ---------
Communications (14.76%)

Media (0.68%)
Vivendi Universal SA ADR                            2,033               61,295
                                                                     ---------
Telecommunications (14.08%)
Alcatel SA ADR*                                     1,772               23,922
BT Group PLC ADR                                    1,960               71,011
Deutsche Telekom AG ADR                             6,625              104,609
France Telecom SA ADR                               4,500               98,280
Nokia OYJ ADR                                      15,428              286,652
Telecom Italia SpA ADR                              2,647               71,337
Telefonaktiebolaget LM Ericsson ADR                 3,794              129,375
Telefonica SA ADR                                   4,165              192,506
Vodafone Group PLC ADR                             15,110              291,925
                                                                     ---------
                                                                     1,269,617
                                                                    ----------
Total Communications                                                 1,330,912
                                                                    ----------
Consumer, Cyclical (1.19%)

Auto Manufacturers (1.19%)
DaimlerChrysler AG                                  1,935              107,334
                                                                    ----------
Total Consumer, Cyclical                                               107,334
                                                                    ----------
Consumer, Non-cyclical (19.64%)

Beverages (1.46%)
Diageo PLC ADR                                      2,135              131,730
                                                                    ----------
Cosmetics/Personal Care (0.59%)
L'Oreal SA ADR                                      3,005               53,203
                                                                    ----------
Food (4.91%)
Koninklijke Ahold NV ADR*                           9,773               79,845
Nestle SA ADR                                       3,565              262,741
Unilever NV ADR                                     1,436               99,931
                                                                    ----------
                                                                       442,517
                                                                    ----------
Pharmaceuticals (12.68%)
AstraZeneca PLC ADR                                 4,098              189,533
GlaxoSmithKline PLC ADR                             6,888              350,048
Novartis AG ADR                                     6,357              338,510
Roche Holding AG ADR                                3,616              265,776
                                                                    ----------
                                                                     1,143,867
                                                                    ----------
Total Consumer, Non-cyclical                                         1,771,317
                                                                    ----------
Energy (17.92%)

Oil & Gas (17.92%)
BP PLC ADR                                          7,276              483,272
ENI SpA ADR                                         4,132              236,640
Royal Dutch Shell PLC ADR                           3,235              203,902
Royal Dutch Shell PLC ADR                           5,220              315,706
Total SA ADR                                        2,979              375,741
                                                                    ----------
                                                                     1,615,260
                                                                    ----------
Total Energy                                                         1,615,260
                                                                    ----------
Financial (32.49%)

Banks (19.51%)
ABN AMRO Holding NV ADR                             4,211              122,624
Banco Bilbao Vizcaya Argentaria SA ADR              8,679              176,270
Banco Santander Central Hispano SA ADR             14,758              215,762
Barclays PLC ADR                                    7,651              358,602
BNP Paribas ADR                                     3,652              169,048
Deutsche Bank AG                                    1,596              176,757
HSBC Holdings PLC ADR                               4,631              396,831
Lloyds TSB Group PLC ADR                            3,655              143,094
                                                                    ----------
                                                                     1,758,988
                                                                    ----------
Diversified Financial Services (5.44%)
Credit Suisse Group ADR                             3,153              174,361
UBS AG                                              2,975              316,034
                                                                    ----------
                                                                       490,395
                                                                    ----------
Insurance (7.54%)
Aegon NV ADR                                        2,943               48,560
Allianz AG ADR                                      9,257              149,778
AXA SA ADR                                          3,784              133,878
ING Groep NV ADR                                    4,932              185,394
Prudential PLC ADR                                  2,089               44,558
Royal & Sun Alliance Insurance Group
  ADR                                               1,727               19,722
Swiss Reinsurance ADR                                 960               68,160
Zurich Financial Services AG ADR                    1,265               29,664
                                                                    ----------
                                                                       679,714
                                                                    ----------
Total Financial                                                      2,929,097
                                                                    ----------
Industrial (3.49%)

Electronics (1.11%)
Koninklijke Philips Electronics NV ADR              3,084              100,292
                                                                    ----------
Miscellaneous Manufacturing (2.38%)
Siemens AG ADR                                      2,335              214,773
                                                                    ----------
Total Industrial                                                       315,065
                                                                    ----------
Technology (1.11%)

Software (1.11%)
SAP AG ADR                                          1,967              100,514
                                                                    ----------
Total Technology                                                       100,514
                                                                    ----------
Utilities (3.06%)

Electric (3.06%)
E.ON AG ADR                                         5,335              197,608
Suez SA ADR                                         2,137               78,343
                                                                    ----------
                                                                       275,951
                                                                    ----------
Total Utilities                                                        275,951
                                                                    ----------
Total Common Stocks (Cost $7,317,897)                                8,740,055
                                                                    ----------

Par Value
---------
Short-Term Investments (2.20%)

$100,000     United States Treasury Bill 04/20/06                   $   99,399
 100,000     United States Treasury Bill 06/08/06                       98,777
                                                                    ----------
Total Short-Term Investments (Cost $198,171)                           198,176
                                                                    ----------
Total Investments (Cost $7,516,068) (a) (99.13%)                     8,938,231

Other Net Assets (0.87%)                                                78,509
                                                                    ----------
Net Assets (100.00%)                                                $9,016,740
                                                                    ==========

---------------------
*     Non-Income Producing Security

ADR - American Depository Receipts

(a) Aggregate cost for federal income tax purposes is $7,516,068. At February 28, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

      Unrealized appreciation                                       $1,906,409
      Unrealized depreciation                                         (484,246)
                                                                    ----------
      Net unrealized appreciation                                   $1,422,163
                                                                    ==========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
NASDAQ-100                  PORTFOLIO OF INVESTMENTS                   2/28/2006
INDEX FUND                         (UNAUDITED)
--------------------------------------------------------------------------------
Company                                            Shares         Value (Note 1)
--------------------------------------------------------------------------------
Common Stock (98.09%)

Basic Materials (0.31%)

Sigma-Aldrich Corp                                    868          $    55,908
                                                                   -----------
Total Basic Materials                                                   55,908
                                                                   -----------
Communications (27.99%)

Amazon.Com Inc*                                     3,546              132,940
Check Point Software Technologies*                  3,106               66,034
Checkfree Corp*                                     1,114               55,098
Cisco Systems Inc*                                 27,480              556,195
Comcast Corp*                                      11,896              319,170
Comverse Technology Inc*                            2,693               77,451
Discovery Holding Co*                               3,067               44,778
eBay Inc*                                          13,039              522,342
EchoStar Communications Corp*                       2,814               82,647
Expedia Inc*                                        4,416               83,772
Google Inc*                                         1,564              567,138
IAC/InterActiveCorp*                                4,302              125,790
JDS Uniphase Corp*                                 24,379               74,112
Juniper Networks Inc*                               4,839               88,989
Lamar Advertising Co*                               1,115               56,887
Liberty Global Inc*                                 3,112               63,205
NII Holdings Inc*                                   1,893               96,959
NTL Inc*                                            1,197               78,822
Qualcomm Inc                                       24,754            1,168,636
Sirius Satellite Radio Inc*                        18,579               94,939
Symantec Corp*                                     14,573              246,138
Telefonaktiebolaget LM Ericsson ADR                 1,600               54,560
Tellabs Inc*                                        3,293               48,374
VeriSign Inc*                                       3,114               73,677
XM Satellite Radio Holdings Inc*                    2,952               65,210
Yahoo! Inc*                                         8,488              272,126
                                                                   -----------
Total Communications                                                 5,115,989
                                                                   -----------
Consumer, Cyclical (10.51%)

Bed Bath & Beyond Inc*                              5,144              185,390
CDW Corp                                            1,124               63,911
Cintas Corp                                         2,596              106,670
Costco Wholesale Corp                               3,204              164,301
Fastenal Co                                         1,908               83,780
Paccar Inc                                          2,445              170,832
Petsmart Inc                                        1,828               47,455
Ross Stores Inc                                     1,836               51,996
Sears Holdings Corp*                                2,069              249,211
Staples Inc                                         6,331              155,363
Starbucks Corp*                                    13,376              485,816
Urban Outfitters Inc*                               2,217               62,298
Wynn Resorts Ltd*                                   1,400               93,029
                                                                   -----------
Total Consumer, Cyclical                                             1,920,052
                                                                   -----------
Consumer, Non-cyclical (17.78%)

Amgen Inc*                                          7,213              544,509
Amylin Pharmaceuticals Inc*                         1,400               60,732
Apollo Group Inc*                                   2,298              113,475
Biogen Idec Inc*                                    4,754              224,627
Biomet Inc                                          4,322              157,321
Celgene Corp*                                       4,400              167,200
Chiron Corp*                                        3,398              155,187
Dentsply International Inc                            994               56,648
Express Scripts Inc*                                1,644              143,472
Genzyme Corp*                                       4,171              289,217
Gilead Sciences Inc*                                5,611              349,397
Intuitive Surgical Inc*                               400               36,080
Lincare Holdings Inc*                               1,208               49,407
Medimmune Inc*                                      3,393              123,811
Monster Worldwide Inc*                              1,618               79,217
Patterson Cos Inc*                                  1,704               61,412
Paychex Inc                                         4,633              185,552
Sepracor Inc*                                       1,400               80,234
Teva Pharmaceutical Industries Ltd ADR              6,234              261,766
Whole Foods Market Inc                              1,738              111,023
                                                                   -----------
Total Consumer, Non-cyclical                                         3,250,287
                                                                   -----------
Energy (0.34%)

Patterson-UTI Energy Inc                            2,249               61,960
                                                                   -----------
Total Energy                                                            61,960
                                                                   -----------
Industrial (2.81%)

American Power Conversion Corp                      2,529               51,667
CH Robinson Worldwide Inc                           2,246              100,666
Expeditors International Washington Inc             1,400              108,906
Flextronics International Ltd*                      8,018               86,514
Garmin Ltd                                          1,290               88,778
Joy Global Inc                                      1,500               77,340
                                                                   -----------
Total Industrial                                                       513,871
                                                                   -----------
Technology (38.35%)

Activision Inc*                                     3,149               39,363
Adobe Systems Inc*                                  7,340              283,471
Altera Corp*                                        6,569              131,643
Apple Computer Inc*                                14,648            1,003,974
Applied Materials Inc                              10,812              198,292
ATI Technologies Inc*                               3,185               50,578
Autodesk Inc*                                       3,200              120,480
BEA Systems Inc*                                    4,655               53,393
Broadcom Corp*                                      5,136              231,582
Cadence Design Systems Inc*                         3,830               67,983
Citrix Systems Inc*                                 2,699               87,340
Cognizant Technology Solutions Corp*                1,800              103,698
Dell Inc*                                          10,857              314,853
Electronic Arts Inc*                                3,904              202,891
Fiserv Inc*                                         2,973              123,380
Intel Corp                                         21,606              445,084
Intuit Inc*                                         2,872              139,522
Kla-Tencor Corp                                     3,082              160,973
Lam Research Corp*                                  1,871               80,640
Linear Technology Corp                              5,249              193,478
Marvell Technology Group Ltd*                       3,495              213,964
Maxim Integrated Products Inc                       5,919              231,374
Microchip Technology Inc                            2,316               81,523
Microsoft Corp                                     42,110            1,132,759
Network Appliance Inc*                              5,014              166,264
Nvidia Corp*                                        2,166              102,084
Oracle Corp*                                       26,882              333,874
Pixar*                                              1,616              103,101
Red Hat Inc*                                        2,242               60,243
Research In Motion Ltd*                             2,463              173,714
SanDisk Corp*                                       2,224              134,195
Sun Microsystems Inc*                              19,139               79,809
Xilinx Inc                                          5,958              162,533
                                                                   -----------
Total Technology                                                     7,008,055
                                                                   -----------
Total Common Stock (Cost $17,159,612)                               17,926,122
                                                                   -----------
Total Investments (Cost $17,159,612) (a) (98.09%)                   17,926,122

Other Net Assets (1.91%)                                               349,516
                                                                   -----------
Net Assets (100.00%)                                               $18,275,638
                                                                   ===========

---------------------
*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $17,159,612. At February 28, 2006, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:


      Unrealized appreciation                                       $4,531,504
      Unrealized depreciation                                       (3,764,994)
                                                                    ----------
      Net unrealized appreciation                                   $  766,510
                                                                    ==========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
                          FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             California
                                                              Tax-Free       California       California
                                                                Money          Insured         Tax-Free
                                                               Market       Intermediate        Income
                                                                Fund            Fund             Fund
                                                           -------------- ---------------- ---------------
ASSETS
 Investments at market value (identified cost
  $61,011,033; $19,707,732; $125,494,756;
  $26,824,622; $34,944,792 and $16,374,914,
  respectively) (Note 1)                                    $61,011,033     $ 19,881,592    $133,817,482
 Cash                                                            38,679           93,699          63,325
 Interest receivable                                            384,165          208,869       1,580,743
 Receivable for fund shares sold                                 36,895                -           4,646
                                                            -----------     ------------    ------------
  Total assets                                               61,470,772       20,184,160     135,466,196
                                                            -----------     ------------    ------------
LIABILITIES
 Payable for fund shares repurchased                            101,812           30,662           5,772
 Payable to investment advisor                                   11,651            4,418          50,604
 Distributions payable                                            7,122            9,278         114,877
 Accrued 12b-1 fee - K shares                                         -                -               -
 Accrued shareholder service fee - K shares                           -                -               -
 Accrued administration fee                                       3,741            1,195           8,102
 Accrued expenses                                                21,006            9,290          27,409
                                                            -----------     ------------    ------------
  Total liabilities                                             145,332           54,843         206,764
                                                            -----------     ------------    ------------
NET ASSETS:                                                 $61,325,440     $ 20,129,317    $135,259,432
                                                            ===========     ============    ============
Net Assets at February 28, 2006 consist of
 Paid-in capital                                            $61,328,698     $ 19,947,722    $126,723,878
 Undistributed net investment income                                  -               95         227,057
 Accumulated net realized gains (losses)                         (3,258)           7,640         (14,229)
 Unrealized appreciation (depreciation) of investments                -          173,860       8,322,726
                                                            -----------     ------------    ------------
                                                            $61,325,440     $ 20,129,317    $135,259,432
                                                            ===========     ============    ============
NET ASSETS
 Direct shares                                              $61,325,440     $ 20,129,317    $135,259,432
                                                            ===========     ============    ============
 K shares                                                             -                -               -
                                                            ===========     ============    ============
SHARES OUTSTANDING
 Direct shares (no par value, unlimited shares
  authorized)                                                61,392,068        1,913,211      11,312,492
                                                            ===========     ============    ============
 K shares (no par value, unlimited shares authorized)                 -                -               -
                                                            ===========     ============    ============
NET ASSET VALUE PER SHARE
 Direct shares                                              $      1.00     $      10.52    $      11.96
                                                            ===========     ============    ============
 K shares                                                             -                -               -
                                                            ===========     ============    ============

                                                                U.S.        The United     Short-Term
                                                             Government       States          U.S.
                                                             Securities      Treasury      Government
                                                                Fund           Trust        Bond Fund
                                                           -------------- -------------- --------------
ASSETS
 Investments at market value (identified cost
  $61,011,033; $19,707,732; $125,494,756;
  $26,824,622; $34,944,792 and $16,374,914,
  respectively) (Note 1)                                    $26,479,663    $34,944,792    $16,199,225
 Cash                                                            53,387         42,672          9,193
 Interest receivable                                            132,858              -        103,302
 Receivable for fund shares sold                                  7,100         18,380          2,014
                                                            -----------    -----------    -----------
  Total assets                                               26,673,008     35,005,844     16,313,734
                                                            -----------    -----------    -----------
LIABILITIES
 Payable for fund shares repurchased                              5,014        124,482             42
 Payable to investment advisor                                    7,490          5,724          2,209
 Distributions payable                                            9,273          7,658          2,046
 Accrued 12b-1 fee - K shares                                     4,526          2,456          1,375
 Accrued shareholder service fee - K shares                       2,765          1,542            840
 Accrued administration fee                                       1,585          2,074            973
 Accrued expenses                                                12,190         13,342          9,691
                                                            -----------    -----------    -----------
  Total liabilities                                              42,843        157,278         17,176
                                                            -----------    -----------    -----------
NET ASSETS:                                                 $26,630,165    $34,848,566    $16,296,558
                                                            ===========    ===========    ===========
Net Assets at February 28, 2006 consist of
 Paid-in capital                                            $27,256,357    $34,858,177    $16,716,078
 Undistributed net investment income                              3,237            103          2,205
 Accumulated net realized gains (losses)                       (284,470)        (9,714)      (246,036)
 Unrealized appreciation (depreciation) of investments         (344,959)             -       (175,689)
                                                            -----------    -----------    -----------
                                                            $26,630,165    $34,848,566    $16,296,558
                                                            ===========    ===========    ===========
NET ASSETS
 Direct shares                                              $21,721,134    $32,273,872    $14,886,155
                                                            ===========    ===========    ===========
 K shares                                                   $ 4,909,031    $ 2,574,694    $ 1,410,403
                                                            ===========    ===========    ===========
SHARES OUTSTANDING
 Direct shares (no par value, unlimited shares
  authorized)                                                 2,120,611     32,282,941      1,512,084
                                                            ===========    ===========    ===========
 K shares (no par value, unlimited shares authorized)           476,274      2,575,157        143,116
                                                            ===========    ===========    ===========
NET ASSET VALUE PER SHARE
 Direct shares                                              $     10.24    $      1.00    $      9.84
                                                            ===========    ===========    ===========
 K shares                                                   $     10.31    $      1.00    $      9.85
                                                            ===========    ===========    ===========

                See accompanying notes to financial statements.
                                       35

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
                   FEBRUARY 28, 2006 (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

                                                                                  S&P            S&P Small
                                                               S&P 500           MidCap          Cap Index
                                                              Index Fund       Index Fund          Fund
                                                           --------------- ----------------- ----------------
ASSETS
 Investments at market value (identified cost
  $83,063,740; $132,340,375; $22,949,360;
  $16,611,313; $7,516,068; and $17,159,612,
  respectively) (Note 1)                                    $111,084,429     $ 182,080,877     $ 32,612,244
 Cash                                                             49,702            24,448           48,488
 Interest receivable                                                   -                 -              300
 Dividend receivable                                             215,393           215,367           12,563
 Receivable for securities sold                                        -           185,424                -
 Receivable for fund shares sold                                  23,418            68,681           27,066
 Variation margin receivable                                           -                 -                -
                                                            ------------     -------------     ------------
  Total assets                                               111,372,942       182,574,797       32,700,661
                                                            ------------     -------------     ------------
LIABILITIES
 Payable for securities purchased                                      -                 -                -
 Payable for fund shares repurchased                              17,147            14,529            5,629
 Payable to investment advisor                                     5,786            47,363            7,962
 Variation margin payable                                         16,064            38,841           13,143
 Miscellaneous payable                                                 -                 -               99
 Accrued 12b-1 fee - K shares                                      5,033             5,198            6,342
 Accrued shareholder service fee - K shares                        3,009             3,073            3,967
 Accrued administration fee                                        6,631            10,848            1,938
 Accrued expenses                                                 31,046            31,541           16,068
                                                            ------------     -------------     ------------
  Total liabilities                                               84,716           151,393           55,148
                                                            ------------     -------------     ------------
NET ASSETS:                                                 $111,288,226     $ 182,423,404     $ 32,645,513
                                                            ============     =============     ============
Net Assets at February 28, 2006 consist of
 Paid-in capital                                            $ 92,265,399     $ 126,674,086     $ 21,481,239
 Undistributed net investment income                             297,137           296,639           19,703
 Accumulated net realized gains (losses)                      (9,310,193)        5,705,971        1,454,801
 Unrealized appreciation (depreciation) of investments        28,020,689        49,740,502        9,662,884
 Unrealized appreciation (depreciation) of futures
  contracts                                                       15,194             6,206           26,886
                                                            ------------     -------------     ------------
                                                            $111,288,226     $ 182,423,404     $ 32,645,513
                                                            ============     =============     ============
NET ASSETS
 Direct shares                                              $105,752,166     $ 176,868,514     $ 25,577,560
                                                            ============     =============     ============
 K shares                                                   $  5,536,060     $   5,554,890     $  7,067,953
                                                            ============     =============     ============
SHARES OUTSTANDING
 Direct shares (no par value, unlimited shares
  authorized)                                                  4,092,204         7,473,498        1,292,187
                                                            ============     =============     ============
 K shares (no par value, unlimited shares authorized)            213,414           234,750          357,893
                                                            ============     =============     ============
NET ASSET VALUE PER SHARE
 Direct shares                                              $      25.84     $       23.67     $      19.79
                                                            ============     =============     ============
 K shares                                                   $      25.94     $       23.66     $      19.75
                                                            ============     =============     ============

                                                                            European
                                                              Equity        Growth &
                                                              Income         Income       Nasdaq-100
                                                               Fund           Fund        Index Fund
                                                           ------------- ------------- ----------------
ASSETS
 Investments at market value (identified cost
  $83,063,740; $132,340,375; $22,949,360;
  $16,611,313; $7,516,068; and $17,159,612,
  respectively) (Note 1)                                   $20,945,555    $8,938,231    $   17,926,122
 Cash                                                           17,935        56,853            29,278
 Interest receivable                                                 -             -                 -
 Dividend receivable                                            40,259        22,644            12,827
 Receivable for securities sold                                      -             -           360,189
 Receivable for fund shares sold                                14,547        18,329            17,034
 Variation margin receivable                                         -             -               155
                                                           -----------    ----------    --------------
  Total assets                                              21,018,296     9,036,057        18,345,605
                                                           -----------    ----------    --------------
LIABILITIES
 Payable for securities purchased                                    -             -            42,097
 Payable for fund shares repurchased                             1,301         2,468             8,854
 Payable to investment advisor                                   7,687         2,452             3,292
 Variation margin payable                                       30,800             -                 -
 Miscellaneous payable                                             701             -                 -
 Accrued 12b-1 fee - K shares                                    3,367         3,400             3,602
 Accrued shareholder service fee - K shares                      2,052         2,123             2,219
 Accrued administration fee                                      1,239           538             1,108
 Accrued expenses                                                9,159         8,336             8,795
                                                           -----------    ----------    --------------
  Total liabilities                                             56,306        19,317            69,967
                                                           -----------    ----------    --------------
NET ASSETS:                                                $20,961,990    $9,016,740    $   18,275,638
                                                           ===========    ==========    ==============
Net Assets at February 28, 2006 consist of
 Paid-in capital                                           $16,532,191    $7,823,708    $   29,356,508
 Undistributed net investment income                            41,851        13,312            28,575
 Accumulated net realized gains (losses)                       (65,761)     (242,443)      (11,875,955)
 Unrealized appreciation (depreciation) of investments       4,334,242     1,422,163           766,510
 Unrealized appreciation (depreciation) of futures
  contracts                                                    119,467             -                 -
                                                           -----------    ----------    --------------
                                                           $20,961,990    $9,016,740    $   18,275,638
                                                           ===========    ==========    ==============
NET ASSETS
 Direct shares                                             $17,371,029    $5,213,063    $   14,475,036
                                                           ===========    ==========    ==============
 K shares                                                  $ 3,590,961    $3,803,677    $    3,800,602
                                                           ===========    ==========    ==============
SHARES OUTSTANDING
 Direct shares (no par value, unlimited shares
  authorized)                                                1,070,310       574,943         3,444,069
                                                           ===========    ==========    ==============
 K shares (no par value, unlimited shares authorized)          220,640       418,198           911,553
                                                           ===========    ==========    ==============
NET ASSET VALUE PER SHARE
 Direct shares                                             $     16.23    $     9.07    $         4.20
                                                           ===========    ==========    ==============
 K shares                                                  $     16.28    $     9.10    $         4.17
                                                           ===========    ==========    ==============

                See accompanying notes to financial statements.
                                       36

--------------------------------------------------------------------------------
                   STATEMENT OF OPERATIONS
   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           California
                                                            Tax-Free    California      California
                                                             Money        Insured        Tax-Free
                                                             Market    Intermediate       Income
                                                              Fund         Fund            Fund
                                                          ----------- -------------- ---------------
INVESTMENT INCOME
 Interest income                                           $ 793,520   $   395,405    $   3,304,826
                                                           ---------   -----------    -------------
EXPENSES
 Management fees (Note 2)                                    142,248        51,582          333,720
 Administration fees (Note 2)                                 22,257         8,077           53,744
 Transfer agent fees                                          11,259         7,703           18,853
 Accounting services                                          16,670         9,608           29,052
 Custodian fees                                                3,141           927            4,533
 Legal, audit, and compliance fees (Note 2)                   12,240         5,096           23,559
 Trustees fees                                                 3,904         3,529            4,294
 Insurance                                                     1,126           410            2,619
 Printing                                                      3,585           780            5,813
 Registration and dues                                         1,181           447            1,227
 12b-1 fees K-shares (Note 2)                                      -             -                -
 Shareholder service fee - K shares (Note 2)                       -             -                -
                                                           ---------   -----------    -------------
  Total expenses                                             217,611        88,159          477,414
   Less reimbursement from manager (Note 2)                  (66,830)      (18,008)               -
                                                           ---------   -----------    -------------
  Net expenses                                               150,781        70,151          477,414
                                                           ---------   -----------    -------------
   Net investment income (loss)                              642,739       325,254        2,827,412
                                                           ---------   -----------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) from security transactions               -        26,126                -
 Change in unrealized appreciation (depreciation) of
  investments                                                      -      (290,142)      (2,107,588)
                                                           ---------   -----------    -------------
 Net realized and unrealized gain (loss) on investments            -      (264,016)      (2,107,588)
                                                           ---------   -----------    -------------
 Net increase (decrease) in net assets resulting from
  operations                                               $ 642,739   $    61,238    $     719,824
                                                           =========   ===========    =============

                                                               U.S.       The United    Short-Term
                                                            Government      States         U.S.
                                                            Securities     Treasury     Government
                                                               Fund          Trust      Bond Fund
                                                          -------------- ------------ -------------
INVESTMENT INCOME
 Interest income                                            $  642,573    $ 755,936    $   298,623
                                                            ----------    ---------    -----------
EXPENSES
 Management fees (Note 2)                                       68,384       93,948         39,667
 Administration fees (Note 2)                                   10,709       14,718          6,211
 Transfer agent fees                                            11,555       11,409          8,353
 Accounting services                                            10,059       11,661          7,547
 Custodian fees                                                  1,740        1,993            982
 Legal, audit, and compliance fees (Note 2)                      6,044        8,353          4,301
 Trustees fees                                                   1,315        1,375          1,249
 Insurance                                                         536          755            313
 Printing                                                        1,741        1,689            709
 Registration and dues                                           1,740        2,080          1,348
 12b-1 fees K-shares (Note 2)                                    5,486        3,010          1,653
 Shareholder service fee - K shares (Note 2)                     5,486        3,010          1,653
                                                            ----------    ---------    -----------
  Total expenses                                               124,795      154,001         73,986
   Less reimbursement from manager (Note 2)                    (12,615)     (48,398)       (23,872)
                                                            ----------    ---------    -----------
  Net expenses                                                 112,180      105,603         50,114
                                                            ----------    ---------    -----------
   Net investment income (loss)                                530,393      650,333        248,509
                                                            ----------    ---------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) from security transactions           (55,297)      (7,006)       (52,645)
 Change in unrealized appreciation (depreciation) of
  investments                                                 (678,295)           -       (127,621)
                                                            ----------    ---------    -----------
 Net realized and unrealized gain (loss) on investments       (733,592)      (7,006)      (180,266)
                                                            ----------    ---------    -----------
 Net increase (decrease) in net assets resulting from
  operations                                                $ (203,199)   $ 643,327    $    68,243
                                                            ==========    =========    ===========

                See accompanying notes to financial statements
                                       37

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2006 (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------


                                                                                S&P            S&P
                                                               S&P 500         MidCap        SmallCap
                                                              Index Fund     Index Fund     Index Fund
                                                            ------------- --------------- -------------
INVESTMENT INCOME
 Interest income                                             $   51,712     $    76,630    $   44,506
 Dividend income (Net of foreign tax witheld, $0; $0;
  $0; $0; $4,424; $74, respectively)                          1,008,000       1,241,106       151,084
                                                             ----------     -----------    ----------
  Total                                                       1,059,712       1,317,736       195,590
                                                             ----------     -----------    ----------
EXPENSES
 Management fees (Note 2)                                       134,914         340,601        75,550
 Administration fees (Note 2)                                    42,249          66,637        11,826
 Transfer agent fees                                             13,284          14,046        13,698
 Accounting services                                             31,466          39,158        18,606
 Custodian fees                                                   7,995           9,719         1,605
 Legal, audit, and compliance fees (Note 2)                      18,723          22,596         5,783
 Trustees fees                                                    1,862           2,277         1,348
 Insurance                                                        2,024           3,056           558
 Printing                                                        13,617          17,291         4,203
 Registration and dues                                            4,488           5,516         1,904
 12b-1 fees K-shares (Note 2)                                     6,066           6,276         7,700
 Shareholder service fee - K shares (Note 2)                      6,066           6,276         7,700
 Licensing fee                                                    5,374           6,024         1,098
                                                             ----------     -----------    ----------
  Total expenses                                                288,128         539,473       151,579
   Less reimbursement from manager (Note 2)                     (81,721)        (33,050)      (24,359)
                                                             ----------     -----------    ----------
  Net expenses                                                  206,407         506,423       127,220
                                                             ----------     -----------    ----------
   Net investment income (loss)                                 853,305         811,313        68,370
                                                             ----------     -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) from security transactions            (49,470)      6,169,934     1,382,855
 Net realized gain (loss) from futures contracts                130,209         335,350       301,351
 Change in unrealized appreciation (depreciation) of
  investments                                                 5,222,929       7,466,122       931,625
 Change in unrealized appreciation (depreciation) of
  futures contracts                                             (23,156)        (29,486)      (86,561)
                                                             ----------     -----------    ----------
 Net realized and unrealized gain (loss) on investments       5,280,512      13,941,920     2,529,270
                                                             ----------     -----------    ----------
 Net increase (decrease) in net assets resulting from
  operations                                                 $6,133,817     $14,753,233    $2,597,640
                                                             ==========     ===========    ==========

                                                                            European
                                                                Equity      Growth &
                                                                Income       Income       Nasdaq-100
                                                                 Fund         Fund        Index Fund
                                                            ------------- ------------ ---------------
INVESTMENT INCOME
 Interest income                                             $    41,725   $   3,116    $       5,126
 Dividend income (Net of foreign tax witheld, $0; $0;
  $0; $0; $4,424; $74, respectively)                             226,774      69,744           67,456
                                                             -----------   ---------    -------------
  Total                                                          268,499      72,860           72,582
                                                             -----------   ---------    -------------
EXPENSES
 Management fees (Note 2)                                         49,818      35,372           46,165
 Administration fees (Note 2)                                      7,799       3,258            7,228
 Transfer agent fees                                              10,777       9,353           13,674
 Accounting services                                               8,200       6,261            8,335
 Custodian fees                                                    1,072         936            1,010
 Legal, audit, and compliance fees (Note 2)                        4,582       3,208            4,543
 Trustees fees                                                     1,298       1,212            1,256
 Insurance                                                           368         149              341
 Printing                                                          2,633       1,426            3,500
 Registration and dues                                               935         467            1,268
 12b-1 fees K-shares (Note 2)                                      4,083       4,096            4,365
 Shareholder service fee - K shares (Note 2)                       4,083       4,096            4,365
 Licensing fee                                                         -           -            2,454
                                                             -----------   ---------    -------------
  Total expenses                                                  95,648      69,834           98,504
   Less reimbursement from manager (Note 2)                         (533)    (20,028)         (21,450)
                                                             -----------   ---------    -------------
  Net expenses                                                    95,115      49,806           77,054
                                                             -----------   ---------    -------------
   Net investment income (loss)                                  173,384      23,054           (4,472)
                                                             -----------   ---------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) from security transactions            (154,544)     28,562       (1,792,861)
 Net realized gain (loss) from futures contracts                 111,062           -           22,020
 Change in unrealized appreciation (depreciation) of
  investments                                                    525,510     443,403        2,739,846
 Change in unrealized appreciation (depreciation) of
  futures contracts                                               97,185           -           (7,246)
                                                             -----------   ---------    -------------
 Net realized and unrealized gain (loss) on investments          579,213     471,965          961,759
                                                             -----------   ---------    -------------
 Net increase (decrease) in net assets resulting from
  operations                                                 $   752,597   $ 495,019    $     957,287
                                                             ===========   =========    =============

                See accompanying notes to financial statements

--------------------------------------------------------------------------------
                             STATEMENT OF CHANGES IN
                                   NET ASSETS
--------------------------------------------------------------------------------

                                                                 California Tax-Free             California Insured
                                                                  Money Market Fund              Intermediate Fund
                                                           ------------------------------- ------------------------------
                                                             Six Months                      Six Months
                                                                Ended                           Ended
                                                            February 28,     Year Ended     February 28,     Year Ended
                                                                2006         August 31,         2006         August 31,
                                                             (Unaudited)        2005         (Unaudited)        2005
                                                           -------------- ---------------- -------------- ---------------
Operations
 Net investment income                                      $   642,739    $    1,062,279   $    325,254   $    758,800
 Net realized gain (loss) on investments                              -                 -         26,126        247,778
 Change in unrealized appreciation (depreciation) of
  investments                                                         -                 -       (290,142)      (620,069)
                                                            -----------    --------------   ------------   ------------
 Net increase (decrease) in net assets resulting from
  operations                                                    642,739         1,062,279         61,238        386,509

Distributions to shareholders
 Distributions from net investment income                      (642,739)       (1,062,279)      (325,159)      (759,043)
 Distributions from realized capital gains on
  investments                                                         -                 -       (269,416)       (54,421)

Capital share transactions
 Increase (decrease) in net assets resulting from capital
  share transactions                                          5,540,586       (37,394,976)    (1,403,265)    (3,860,134)
                                                            -----------    --------------   ------------   ------------
 Total increase (decrease)                                    5,540,586       (37,394,976)    (1,936,602)    (4,287,089)

Net assets
 Beginning of period                                         55,784,854        93,179,830     22,065,919     26,353,008
                                                            -----------    --------------   ------------   ------------
 End of period                                              $61,325,440    $   55,784,854   $ 20,129,317   $ 22,065,919
                                                            ===========    ==============   ============   ============
 Including undistributed net investment income of:          $         -    $            -   $         95   $          -
                                                            ===========    ==============   ============   ============

                                                                 California Tax-Free
                                                                     Income Fund
                                                           --------------------------------
                                                              Six Months
                                                                 Ended
                                                             February 28,      Year Ended
                                                                 2006          August 31,
                                                              (Unaudited)         2005
                                                           ---------------- ---------------
Operations
 Net investment income                                       $  2,827,412    $   5,944,124
 Net realized gain (loss) on investments                                -        2,835,298
 Change in unrealized appreciation (depreciation) of
  investments                                                  (2,107,588)      (4,551,279)
                                                             ------------    -------------
 Net increase (decrease) in net assets resulting from
  operations                                                      719,824        4,228,143

Distributions to shareholders
 Distributions from net investment income                      (2,824,042)      (5,919,149)
 Distributions from realized capital gains on
  investments                                                  (2,979,571)      (2,641,599)

Capital share transactions
 Increase (decrease) in net assets resulting from capital
  share transactions                                           (1,781,634)     (11,869,851)
                                                             ------------    -------------
 Total increase (decrease)                                     (6,865,423)     (16,202,456)

Net assets
 Beginning of period                                          142,124,855      158,327,311
                                                             ------------    -------------
 End of period                                               $135,259,432    $ 142,124,855
                                                             ============    =============
 Including undistributed net investment income of:           $    227,057    $     223,687
                                                             ============    =============

                                                                  U.S. Government              The United States
                                                                  Securities Fund               Treasury Trust
                                                           ----------------------------- -----------------------------
                                                             Six Months                    Six Months
                                                                Ended                         Ended
                                                            February 28,    Year Ended    February 28,    Year Ended
                                                                2006        August 31,        2006        August 31,
                                                             (Unaudited)       2005        (Unaudited)       2005
                                                           -------------- -------------- -------------- --------------
Operations
 Net investment income                                      $    530,393   $ 1,023,967    $    650,333   $   774,645
 Net realized gain (loss) on investments                         (55,297)     (229,173)         (7,006)       (2,708)
 Change in unrealized appreciation (depreciation) of
  investments                                                   (678,295)      222,750               -             -
                                                            ------------   -----------    ------------   -----------
 Net increase (decrease) in net assets resulting from
  operations                                                    (203,199)    1,017,544         643,327       771,937

Distributions to shareholders
 Distributions from net investment income
  Direct shares                                                 (454,076)     (926,065)       (614,057)     (751,092)
  K shares                                                       (76,077)      (97,919)        (36,278)      (23,553)
 Distributions from realized capital gains on
  investments
  Direct shares                                                        -      (223,713)              -        (2,308)
  K shares                                                             -       (22,198)              -           (96)

Capital share transactions
 Increase (decrease) in net assets resulting from capital
  share transactions                                          (1,968,758)      441,657      (4,550,237)     (675,710)
                                                            ------------   -----------    ------------   -----------
 Total increase (decrease)                                    (2,702,110)      189,306      (4,557,245)     (680,822)

Net assets
 Beginning of period                                          29,332,275    29,142,969      39,405,811    40,086,633
                                                            ------------   -----------    ------------   -----------
 End of period                                              $ 26,630,165   $29,332,275    $ 34,848,566   $39,405,811
                                                            ============   ===========    ============   ===========
 Including undistributed net investment income of:          $      3,237   $     2,997    $        103   $       105
                                                            ============   ===========    ============   ===========

                                                                  Short-Term U.S.
                                                                Government Bond Fund
                                                           ------------------------------
                                                             Six Months
                                                                Ended
                                                            February 28,     Year Ended
                                                                2006         August 31,
                                                             (Unaudited)        2005
                                                           -------------- ---------------
Operations
 Net investment income                                      $   248,509     $   341,109
 Net realized gain (loss) on investments                        (52,645)       (192,092)
 Change in unrealized appreciation (depreciation) of
  investments                                                  (127,621)        (19,505)
                                                            -----------     -----------
 Net increase (decrease) in net assets resulting from
  operations                                                     68,243         129,512

Distributions to shareholders
 Distributions from net investment income
  Direct shares                                                (230,614)       (318,935)
  K shares                                                      (17,689)        (21,469)
 Distributions from realized capital gains on
  investments
  Direct shares                                                       -          (7,254)
  K shares                                                            -            (669)

Capital share transactions
 Increase (decrease) in net assets resulting from capital
  share transactions                                           (154,344)        516,348
                                                            -----------     -----------
 Total increase (decrease)                                     (334,404)        297,533

Net assets
 Beginning of period                                         16,630,962      16,333,429
                                                            -----------     -----------
 End of period                                              $16,296,558     $16,630,962
                                                            ===========     ===========
 Including undistributed net investment income of:          $     2,205     $     1,999
                                                            ===========     ===========

                See accompanying notes to financial statements.
                                       39

--------------------------------------------------------------------------------
                             STATEMENT OF CHANGES IN
                            NET ASSETS - (CONTINUED)
--------------------------------------------------------------------------------

                                                                  S&P 500 Index Fund             S&P MidCap Index Fund
                                                           -------------------------------- --------------------------------
                                                              Six Months                       Six Months
                                                                 Ended                            Ended
                                                             February 28,      Year Ended     February 28,      Year Ended
                                                                 2006          August 31,         2006          August 31,
                                                              (Unaudited)         2005         (Unaudited)         2005
                                                           ---------------- --------------- ---------------- ---------------
Operations
 Net investment income                                       $    853,305    $   2,001,052   $     811,313    $  1,251,802
 Net realized gain (loss) on investments                          (49,470)         586,226       6,169,934      11,202,350
 Net realized gain (loss) on futures contracts                    130,209           87,614         335,350       1,327,625
 Change in unrealized appreciation (depreciation) of
  investments                                                   5,222,929       10,079,510       7,466,122      17,900,980
 Change in unrealized appreciation (depreciation) of
  futures contracts                                               (23,156)          32,705         (29,486)         92,635
                                                             ------------    -------------   -------------    ------------
 Net increase (decrease) in net assets resulting from
  operations                                                    6,133,817       12,787,107      14,753,233      31,775,392

Distributions to shareholders
 Distributions from net investment income
  Direct shares                                                  (795,437)      (1,982,660)       (676,868)     (1,228,758)
  K shares                                                        (24,208)         (43,205)         (8,295)        (12,820)

Distributions from realized capital gains on investments
  Direct shares                                                         -                -     (10,820,929)              -
  K shares                                                              -                -        (324,475)              -

Capital share transactions
 Increase (decrease) in net assets resulting from capital
  share transactions                                           (1,565,958)     (11,787,670)     12,965,471       6,864,766
                                                             ------------    -------------   -------------    ------------
 Total increase (decrease)                                      3,748,214       (1,026,428)     15,888,137      37,398,580

Net assets
 Beginning of period                                          107,540,012      108,566,440     166,535,267     129,136,687
                                                             ------------    -------------   -------------    ------------
 End of period                                               $111,288,226    $ 107,540,012   $ 182,423,404    $166,535,267
                                                             ============    =============   =============    ============
 Including undistributed net investment income of:           $    297,137    $     263,477   $     296,639    $    170,489
                                                             ============    =============   =============    ============

                                                              S&P SmallCap Index Fund
                                                           ------------------------------
                                                             Six Months
                                                                Ended
                                                            February 28,     Year Ended
                                                                2006         August 31,
                                                             (Unaudited)        2005
                                                           -------------- ---------------
Operations
 Net investment income                                      $     68,370    $   123,018
 Net realized gain (loss) on investments                       1,382,855      1,016,107
 Net realized gain (loss) on futures contracts                   301,351        189,103
 Change in unrealized appreciation (depreciation) of
  investments                                                    931,625      4,740,302
 Change in unrealized appreciation (depreciation) of
  futures contracts                                              (86,561)       105,266
                                                            ------------    -----------
 Net increase (decrease) in net assets resulting from
  operations                                                   2,597,640      6,173,796

Distributions to shareholders
 Distributions from net investment income
  Direct shares                                                  (57,709)      (121,035)
  K shares                                                             -           (642)

Distributions from realized capital gains on investments
  Direct shares                                               (1,089,894)      (986,194)
  K shares                                                      (275,642)      (155,275)

Capital share transactions
 Increase (decrease) in net assets resulting from capital
  share transactions                                           1,151,479      1,966,302
                                                            ------------    -----------
 Total increase (decrease)                                     2,325,874      6,876,952

Net assets
 Beginning of period                                          30,319,639     23,442,687
                                                            ------------    -----------
 End of period                                              $ 32,645,513    $30,319,639
                                                            ============    ===========
 Including undistributed net investment income of:          $     19,703    $     9,042
                                                            ============    ===========

                                                                                                    European
                                                                 Equity Income Fund           Growth & Income Fund
                                                           ------------------------------ ----------------------------
                                                             Six Months                     Six Months
                                                                Ended                          Ended
                                                            February 28,     Year Ended    February 28,    Year Ended
                                                                2006         August 31,        2006        August 31,
                                                             (Unaudited)        2005        (Unaudited)       2005
                                                           -------------- --------------- -------------- -------------
Operations
 Net investment income (loss)                               $   173,384     $   288,311     $   23,054    $  125,832
 Net realized gain (loss) on investments                       (154,544)        348,651         28,562       (10,275)
 Net realized gain (loss) on futures contracts                  111,062         517,192              -             -
 Change in unrealized appreciation (depreciation) of
  investments                                                   525,510       1,456,709        443,403     1,155,216
 Change in unrealized appreciation (depreciation) of
  futures contracts                                              97,185         (24,378)             -             -
                                                            -----------     -----------     ----------    ----------
 Net increase (decrease) in net assets resulting from
  operations                                                    752,597       2,586,485        495,019     1,270,773

Distributions to shareholders
 Distributions from net investment income
  Direct shares                                                (152,848)       (252,103)       (20,996)      (93,107)
  K shares                                                      (21,349)        (25,166)        (5,190)      (34,772)

 Distributions from realized capital gains on
  investments
  Direct shares                                                (362,887)                             -
  K shares                                                      (70,865)                             -

Capital share transactions
 Increase (decrease) in net assets resulting from capital
  share
  transactions                                                  941,710       2,959,647        471,407     1,834,152
                                                            -----------     -----------     ----------    ----------
 Total increase (decrease)                                    1,086,358       5,268,863        940,240     2,977,046

Net assets
 Beginning of period                                         19,875,632      14,606,769      8,076,500     5,099,454
                                                            -----------     -----------     ----------    ----------
 End of period                                              $20,961,990     $19,875,632     $9,016,740    $8,076,500
                                                            ===========     ===========     ==========    ==========
 Including undistributed net investment income of:          $    41,851     $    42,664     $   13,312    $   16,444
                                                            ===========     ===========     ==========    ==========


                                                               Nasdaq-100 Index Fund
                                                           ------------------------------
                                                             Six Months
                                                                Ended
                                                            February 28,     Year Ended
                                                                2006         August 31,
                                                             (Unaudited)        2005
                                                           -------------- ---------------
Operations
 Net investment income (loss)                               $     (4,472)   $   102,419
 Net realized gain (loss) on investments                      (1,792,861)      (597,383)
 Net realized gain (loss) on futures contracts                    22,020         18,101
 Change in unrealized appreciation (depreciation) of
  investments                                                  2,739,846      2,942,611
 Change in unrealized appreciation (depreciation) of
  futures contracts                                               (7,246)         7,246
                                                            ------------    -----------
 Net increase (decrease) in net assets resulting from
  operations                                                     957,287      2,472,994

Distributions to shareholders
 Distributions from net investment income
  Direct shares                                                        -        (61,994)
  K shares                                                             -         (7,378)

 Distributions from realized capital gains on
  investments
  Direct shares                                                        -
  K shares                                                             -

Capital share transactions
 Increase (decrease) in net assets resulting from capital
  share
  transactions                                                (1,260,026)       175,523
                                                            ------------    -----------
 Total increase (decrease)                                      (302,739)     2,579,145

Net assets
 Beginning of period                                          18,578,377     15,999,232
                                                            ------------    -----------
 End of period                                              $ 18,275,638    $18,578,377
                                                            ============    ===========
 Including undistributed net investment income of:          $     28,575    $    33,047
                                                            ============    ===========

                See accompanying notes to financial statements.
                                       40

--------------------------------------------------------------------------------
                             STATEMENT OF CHANGES IN
                            NET ASSETS - (CONTINUED)
--------------------------------------------------------------------------------

                                                         California Tax-Free Income Fund
                                   ---------------------------------------------------------------------------
                                             Six Months Ended
                                            February 28, 2006                         Year Ended
                                               (Unaudited)                         August 31, 2005
                                   ------------------------------------ --------------------------------------
                                       Shares             Value              Shares              Value
                                   ------------- ---------------------- --------------- ----------------------
Shares sold                            333,239      $     4,045,122           723,431      $     9,046,298
Shares isssued in reinvestment of
 distributions                         385,667            4,609,173           516,415            6,440,138
                                       -------      ---------------           -------      ---------------
                                       718,906            8,654,295         1,239,846           15,486,436
Shares repurchased                    (863,267)         (10,435,929)(a)    (2,175,284)         (27,356,287)(b)
                                      --------      ---------------        ----------      ---------------
 Net increase (decrease)              (144,361)     $    (1,781,634)         (935,438)     $   (11,869,851)
                                      ========      ===============        ==========      ===============

                                                 California Insured Intermediate Fund
                                   -----------------------------------------------------------------
                                            Six Months Ended
                                            February 28, 2006                   Year Ended
                                               (Unaudited)                    August 31, 2005
                                   ----------------------------------- -----------------------------
                                       Shares            Value             Shares         Value
                                   ------------- --------------------- ------------- ---------------
Shares sold                             41,677      $      440,245          98,808    $  1,075,273
Shares isssued in reinvestment of
 distributions                          49,042             517,264          57,857         628,268
                                        ------      --------------          ------    ------------
                                        90,719             957,509         156,665       1,703,541
Shares repurchased                    (222,148)         (2,360,774)(c)    (512,642)     (5,563,675)
                                      --------      --------------        --------    ------------
 Net increase (decrease)              (131,429)     $   (1,403,265)       (355,977)   $ (3,860,134)
                                      ========      ==============        ========    ============

                                     California Tax-Free Money Market
                                   -------------------------------------
                                     Six Months Ended
                                    February 28, 2006      Year Ended
                                       (Unaudited)      August 31, 2005
                                   ------------------- -----------------
                                       Shares/Value       Shares/Value
                                   ------------------- -----------------
Shares sold                             39,834,291         60,780,393
Shares isssued in reinvestment of
 distributions                             614,208          1,032,811
                                        ----------         ----------
                                        40,448,499         61,813,204
Shares repurchased                     (34,907,913)       (99,208,180)
                                       -----------        -----------
 Net increase (decrease)                 5,540,586        (37,394,976)
                                       ===========        ===========

                                                        The United States Treasury Trust
                                   --------------------------------------------------------------------------
                                               Direct Shares                           K Shares
                                   ------------------------------------- ------------------------------------
                                     Six Months Ended                      Six Months Ended
                                    February 28, 2006      Year Ended     February 28, 2006     Year Ended
                                       (Unaudited)      August 31, 2005      (Unaudited)      August 31, 2005
                                   ------------------- ----------------- ------------------- ----------------
                                       Shares/Value       Shares/Value       Shares/Value      Shares/Value
                                   ------------------- ----------------- ------------------- ----------------
Shares sold                             15,006,831         58,408,974          1,184,822         2,829,000
Shares isssued in reinvestment of
 distributions                             595,982            675,688             32,708            23,677
                                        ----------         ----------          ---------         ---------
                                        15,602,813         59,084,662          1,217,530         2,852,677
Shares repurchased                     (20,238,596)       (61,306,417)        (1,131,984)       (1,306,632)
                                       -----------        -----------         ----------        ----------
 Net increase (decrease)                (4,635,783)        (2,221,755)            85,546         1,546,045
                                       ===========        ===========         ==========        ==========

U.S. Government Securities Fund
                                                                Direct Shares
                                   -----------------------------------------------------------------------
                                            Six Months Ended
                                            February 28, 2006                      Year Ended
                                               (Unaudited)                       August 31, 2005
                                   ----------------------------------- -----------------------------------
                                       Shares            Value             Shares            Value
                                   ------------- --------------------- ------------- ---------------------
Shares sold                            114,035      $    1,174,845         336,278      $    3,539,744
Shares isssued in reinvestment of
 distributions                          37,639             386,350          93,062             975,781
                                       -------      --------------         -------      --------------
                                       151,674           1,561,195         429,340           4,515,525
Shares repurchased                    (412,290)         (4,240,285)(d)    (638,215)         (6,705,485)(e)
                                      --------      --------------        --------      --------------
 Net increase (decrease)              (260,616)     $   (2,679,090)       (208,875)     $   (2,189,960)
                                      ========      ==============        ========      ==============

                                                         K Shares
                                   -----------------------------------------------------
                                        Six Months Ended
                                       February 28, 2006              Year Ended
                                          (Unaudited)              August 31, 2005
                                   -------------------------- --------------------------
                                      Shares        Value        Shares        Value
                                   ------------ ------------- ------------ -------------
Shares sold                            84,498    $   874,224     289,030    $3,054,854
Shares isssued in reinvestment of
 distributions                          7,367         76,080      11,439       120,529
                                       ------    -----------     -------    ----------
                                       91,865        950,304     300,469     3,175,383
Shares repurchased                    (23,175)      (239,972)    (51,476)     (543,766)
                                      -------    -----------     -------    ----------
 Net increase (decrease)               68,690    $   710,332     248,993    $2,631,617
                                      =======    ===========     =======    ==========

Short-Term U.S. Government Bond Fund
                                                          Direct Shares
                                   -----------------------------------------------------------
                                         Six Months Ended
                                         February 28, 2006                Year Ended
                                            (Unaudited)                 August 31, 2005
                                   ----------------------------- -----------------------------
                                       Shares         Value          Shares         Value
                                   ------------- --------------- ------------- ---------------
Shares sold                            170,342    $   1,686,698      617,962    $   6,185,003
Shares isssued in reinvestment of
 distributions                          22,111          218,329       31,075          310,145
                                       -------    -------------      -------    -------------
                                       192,453        1,905,027      649,037        6,495,148
Shares repurchased                    (222,701)      (2,207,424)    (603,266)      (6,037,432)
                                      --------    -------------     --------    -------------
 Net increase (decrease)               (30,248)   $    (302,397)      45,771    $     457,716
                                      ========    =============     ========    =============

                                                        K Shares
                                   --------------------------------------------------
                                      Six Months Ended
                                      February 28, 2006            Year Ended
                                         (Unaudited)            August 31, 2005
                                   ----------------------- --------------------------
                                      Shares      Value       Shares        Value
                                   ----------- ----------- ------------ -------------
Shares sold                           19,081    $ 188,925      58,915    $   589,277
Shares isssued in reinvestment of
 distributions                         1,790       17,689       2,217         22,140
                                      ------    ---------      ------    -----------
                                      20,871      206,614      61,132        611,417
Shares repurchased                    (5,918)     (58,561)    (55,341)      (552,785)
                                      ------    ---------     -------    -----------
 Net increase (decrease)              14,953    $ 148,053       5,791    $    58,632
                                      ======    =========     =======    ===========

(a)        Net of redemption fees of $918
(b)        Net of redemption fees of $342
(c)        Net of redemption fees of $1
(d)        Net of redemption fees of $30
(e)        Net of redemption fees of $30

                See accompanying notes to financial statements.
                                       41

--------------------------------------------------------------------------------
                             STATEMENT OF CHANGES IN
                            NET ASSETS - (CONTINUED)
--------------------------------------------------------------------------------

S&P 500 Index Fund
                                                                Direct Shares
                                   ------------------------------------------------------------------------
                                            Six Months Ended
                                            February 28, 2006                       Year Ended
                                               (Unaudited)                       August 31, 2005
                                   ----------------------------------- ------------------------------------
                                       Shares            Value             Shares             Value
                                   ------------- --------------------- ------------- ----------------------
Shares sold                             77,238      $    1,940,153         228,945      $     5,451,938
Shares isssued in reinvestment of
 distributions                          25,402             633,565          66,663            1,582,799
                                        ------      --------------         -------      ---------------
                                       102,640           2,573,718         295,608            7,034,737
Shares repurchased                    (191,141)         (4,803,046)(a)    (878,422)         (20,867,030)(b)
                                      --------      --------------        --------      ---------------
 Net increase (decrease)               (88,501)     $   (2,229,328)       (582,814)     $   (13,832,293)
                                      ========      ==============        ========      ===============

                                                         K Shares
                                   -----------------------------------------------------
                                        Six Months Ended
                                       February 28, 2006              Year Ended
                                          (Unaudited)              August 31, 2005
                                   -------------------------- --------------------------
                                      Shares        Value        Shares        Value
                                   ------------ ------------- ------------ -------------
Shares sold                            38,088    $   968,106     110,280    $2,599,667
Shares isssued in reinvestment of
 distributions                            952         23,852       1,782        42,835
                                       ------    -----------     -------    ----------
                                       39,040        991,958     112,062     2,642,502
Shares repurchased                    (13,484)      (328,588)    (25,282)     (597,879)
                                      -------    -----------     -------    ----------
 Net increase (decrease)               25,556    $   663,370      86,780    $2,044,623
                                      =======    ===========     =======    ==========

S&P MidCap Index Fund
                                                                Direct Shares
                                  --------------------------------------------------------------------------
                                           Six Months Ended
                                           February 28, 2006                        Year Ended
                                              (Unaudited)                        August 31, 2005
                                  ----------------------------------- --------------------------------------
                                     Shares             Value              Shares              Value
                                  ------------ ---------------------- --------------- ----------------------
Shares sold                          540,816      $    12,543,247         1,329,401      $    28,263,071
Shares issued in reinvestment of
 distributions                       465,098           10,470,453            48,867            1,044,383
                                     -------      ---------------         ---------      ---------------
                                   1,005,914           23,013,700         1,378,268           29,307,454
Shares repurchased                  (459,849)         (10,641,707)(c)    (1,117,527)         (24,116,552)(d)
                                   ---------      ---------------        ----------      ---------------
Net increase (decrease)              546,065      $    12,371,993           260,741      $     5,190,902
                                   =========      ===============        ==========      ===============

                                                        K Shares
                                  -----------------------------------------------------
                                       Six Months Ended
                                      February 28, 2006              Year Ended
                                         (Unaudited)              August 31, 2005
                                  -------------------------- --------------------------
                                     Shares        Value        Shares        Value
                                  ------------ ------------- ------------ -------------
Shares sold                           31,298    $   727,287     112,187    $2,357,193
Shares issued in reinvestment of
 distributions                        14,778        332,452         578        12,418
                                      ------    -----------     -------    ----------
                                      46,076      1,059,739     112,765     2,369,611
Shares repurchased                   (20,480)      (466,261)    (33,015)     (695,747)
                                     -------    -----------     -------    ----------
Net increase (decrease)               25,596    $   593,478      79,750    $1,673,864
                                     =======    ===========     =======    ==========

S&P SmallCap Index Fund
                                                                Direct Shares
                                   -----------------------------------------------------------------------
                                            Six Months Ended
                                            February 28, 2006                      Year Ended
                                               (Unaudited)                       August 31, 2005
                                   ----------------------------------- -----------------------------------
                                       Shares            Value             Shares            Value
                                   ------------- --------------------- ------------- ---------------------
Shares sold                             62,846      $    1,194,957         215,853      $    3,826,293
Shares isssued in reinvestment of
 distributions                          60,726           1,130,278          61,416           1,086,452
                                        ------      --------------         -------      --------------
                                       123,572           2,325,235         277,269           4,912,745
Shares repurchased                    (102,098)         (1,941,759)(e)    (314,934)         (5,581,158)(f)
                                      --------      --------------        --------      --------------
 Net increase (decrease)                21,474      $      383,476         (37,665)     $     (668,413)
                                      ========      ==============        ========      ==============

                                                         K Shares
                                   -----------------------------------------------------
                                        Six Months Ended
                                       February 28, 2006              Year Ended
                                          (Unaudited)              August 31, 2005
                                   -------------------------- --------------------------
                                      Shares        Value        Shares        Value
                                   ------------ ------------- ------------ -------------
Shares sold                            56,649    $1,087,775      180,225    $3,201,964
Shares isssued in reinvestment of
 distributions                         14,851       275,642        8,843       155,917
                                       ------    ----------      -------    ----------
                                       71,500     1,363,417      189,068     3,357,881
Shares repurchased                    (32,310)     (595,414)     (41,049)     (723,166)
                                      -------    ----------      -------    ----------
 Net increase (decrease)               39,190    $  768,003      148,019    $2,634,715
                                      =======    ==========      =======    ==========

Equity Income Fund
                                                               Direct Shares
                                   ----------------------------------------------------------------------
                                            Six Months Ended
                                           February 28, 2006                      Year Ended
                                              (Unaudited)                       August 31, 2005
                                   ---------------------------------- -----------------------------------
                                      Shares            Value             Shares            Value
                                   ------------ --------------------- ------------- ---------------------
Shares sold                            83,604      $    1,332,593         348,695      $    5,284,387
Shares isssued in reinvestment of
 distributions                         30,009             475,739          15,372             234,049
                                       ------      --------------         -------      --------------
                                      113,613           1,808,332         364,067           5,518,436
Shares repurchased                    (75,429)         (1,201,523)(g)    (265,628)         (4,028,317)(h)
                                      -------      --------------        --------      --------------
 Net increase (decrease)               38,184      $      606,809          98,439      $    1,490,119
                                      =======      ==============        ========      ==============

                                                         K Shares
                                   -----------------------------------------------------
                                        Six Months Ended
                                       February 28, 2006              Year Ended
                                          (Unaudited)              August 31, 2005
                                   -------------------------- --------------------------
                                      Shares        Value        Shares        Value
                                   ------------ ------------- ------------ -------------
Shares sold                            43,955    $   706,530     122,841    $1,876,427
Shares isssued in reinvestment of
 distributions                          5,800         92,212       1,649        25,285
                                       ------    -----------     -------    ----------
                                       49,755        798,742     124,490     1,901,712
Shares repurchased                    (29,179)      (463,841)    (28,650)     (432,184)
                                      -------    -----------     -------    ----------
 Net increase (decrease)               20,576    $   334,901      95,840    $1,469,528
                                      =======    ===========     =======    ==========

(a)        Net of redemption fees of $294
(b)        Net of redemption fees of $1,911
(c)        Net of redemption fees of $361
(d)        Net of redemption fees of $956
(e)        Net of redemption fees of $49
(f)        Net of redemption fees of $83
(g)        Net of redemption fees of $757
(h)        Net of redemption fees of $24

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                             STATEMENT OF CHANGES IN
                            NET ASSETS - (CONTINUED)
--------------------------------------------------------------------------------

European Growth & Income Fund
                                                              Direct Shares
                                   --------------------------------------------------------------------
                                           Six Months Ended
                                          February 28, 2006                     Year Ended
                                             (Unaudited)                      August 31, 2005
                                   -------------------------------- -----------------------------------
                                      Shares           Value            Shares            Value
                                   ------------ ------------------- ------------- ---------------------
Shares sold                            52,328      $    456,754         200,192      $    1,634,738
Shares isssued in reinvestment of
 distributions                          2,364            20,650          11,452              91,607
                                       ------      ------------         -------      --------------
                                       54,692           477,404         211,644           1,726,345
Shares repurchased                    (65,993)         (574,717)(a)    (178,134)         (1,428,679)(b)
                                      -------      ------------        --------      --------------
 Net increase (decrease)              (11,301)     $    (97,313)         33,510      $      297,666
                                      =======      ============        ========      ==============

                                                         K Shares
                                   -----------------------------------------------------
                                        Six Months Ended
                                       February 28, 2006              Year Ended
                                          (Unaudited)              August 31, 2005
                                   -------------------------- --------------------------
                                      Shares        Value        Shares        Value
                                   ------------ ------------- ------------ -------------
Shares sold                            88,853    $   793,249     241,874    $1,956,833
Shares isssued in reinvestment of
 distributions                            592          5,190       4,300        34,800
                                       ------    -----------     -------    ----------
                                       89,445        798,439     246,174     1,991,633
Shares repurchased                    (26,299)      (229,719)    (56,580)     (455,147)
                                      -------    -----------     -------    ----------
 Net increase (decrease)               63,146    $   568,720     189,594    $1,536,486
                                      =======    ===========     =======    ==========

Nasdaq-100 Index Fund
                                                                Direct Shares
                                   -----------------------------------------------------------------------
                                            Six Months Ended
                                            February 28, 2006                      Year Ended
                                               (Unaudited)                       August 31, 2005
                                   ----------------------------------- -----------------------------------
                                       Shares            Value             Shares            Value
                                   ------------- --------------------- ------------- ---------------------
Shares sold                            164,784      $      684,315         619,200      $    2,368,771
Shares isssued in reinvestment of
 distributions                               -                   -          14,943              60,976
                                       -------      --------------         -------      --------------
                                       164,784             684,315         634,143           2,429,747
Shares repurchased                    (525,688)         (2,169,078)(c)    (979,336)         (3,734,072)(d)
                                      --------      --------------        --------      --------------
 Net increase (decrease)              (360,904)     $   (1,484,763)       (345,193)     $   (1,304,325)
                                      ========      ==============        ========      ==============

                                                          K Shares
                                   -------------------------------------------------------
                                        Six Months Ended
                                        February 28, 2006              Year Ended
                                           (Unaudited)               August 31, 2005
                                   --------------------------- ---------------------------
                                       Shares        Value         Shares        Value
                                   ------------- ------------- ------------- -------------
Shares sold                            168,804    $   698,624      522,499    $2,003,324
Shares isssued in reinvestment of
 distributions                               -              -        1,918         7,785
                                       -------    -----------      -------    ----------
                                       168,804        698,624      524,417     2,011,109
Shares repurchased                    (119,596)      (473,887)    (140,898)     (531,261)
                                      --------    -----------     --------    ----------
 Net increase (decrease)                49,208    $   224,737      383,519    $1,479,848
                                      ========    ===========     ========    ==========

(a)        Net of redemption fees of $45
(b)        Net of redemption fees of $46
(c)        Net of redemption fees of $94
(d)        Net of redemption fees of $50

                See accompanying notes to financial statements.
                                       43

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

California Tax-Free Money Market Fund

                                                  Six Months
                                                     Ended
                                                 February 28,   Year Ended   Year Ended    Year Ended   Year Ended    Year Ended
                                                     2006       August 31,   August 31,    August 31,   August 31,    August 31,
                                                  (Unaudited)      2005         2004          2003         2002          2001
                                                -------------- ------------ ------------ ------------- ------------ -------------
Net asset value, beginning of period               $  1.000      $  1.000     $  1.000     $  1.000      $  1.000     $  1.000
                                                   --------      --------     --------     --------      --------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                0.011         0.014        0.005        0.007         0.011        0.026
LESS DISTRIBUTIONS
 Dividends from net investment income                (0.011)       (0.014)      (0.005)      (0.007)       (0.011)      (0.026)
                                                   --------      --------     --------     --------      --------     --------
Net asset value, end of period                     $  1.000      $  1.000     $  1.000     $  1.000      $  1.000     $  1.000
                                                   ========      ========     ========     ========      ========     ========
Total return                                           1.12%         1.46%        0.54%        0.70%         1.15%        2.66%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $ 61,325      $ 55,785     $ 93,180     $ 88,804      $ 93,371     $ 99,520
 Ratio of expenses to average net assets:
   Before expense reimbursements                       0.77%*        0.69%        0.65%        0.65%         0.65%        0.63%
   After expense reimbursements                        0.52%*        0.50%        0.44%        0.43%         0.40%        0.40%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                       2.02%*        1.22%        0.33%        0.48%         0.90%        2.36%
   After expense reimbursements                        2.26%*        1.41%        0.54%        0.70%         1.15%        2.59%

California Insured Intermediate Fund

                                                       Six Months
                                                          Ended
                                                      February 28,        Year Ended      Year Ended   Year Ended
                                                          2006            August 31,      August 31,   August 31,
                                                       (Unaudited)           2005            2004         2003
                                                   ------------------ ------------------ ------------ ------------
Net asset value, beginning of period                  $   10.79          $    10.98        $ 10.80      $  11.22
                                                      ---------          ----------        -------      --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                     0.17                0.34           0.33          0.33
 Net gain (loss) on securities (both realized and
  unrealized)                                             (0.13)              (0.17)          0.21         (0.21)
                                                      ----------         ----------        -------      --------
   Total from investment operations                        0.04                0.17           0.54          0.12
                                                      ----------         ----------        -------      --------
LESS DISTRIBUTIONS
 Dividends from net investment income                     (0.17)              (0.34)         (0.33)        (0.33)
 Distributions from capital gains                         (0.14)              (0.02)         (0.03)        (0.21)
                                                      ----------         ----------        -------      --------
   Total distributions                                    (0.31)              (0.36)         (0.36)        (0.54)
                                                      ----------         ----------        -------      --------
 Paid in capital from redemption fee (Note 1)             (0.00)(a)          (0.00)(a)         N/A           N/A
                                                      ----------         ----------        -------      --------
Net asset value, end of period                        $   10.52          $    10.79        $ 10.98      $  10.80
                                                      ==========         ==========        =======      ========
Total return                                               0.39%               1.58%          5.06%         1.03%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                 $  20,129          $   22,066        $26,353      $ 27,906
 Ratio of expenses to average net assets:
   Before expense reimbursements                           0.85%*              0.78%          0.71%         0.71%
   After expense reimbursements                            0.68%*              0.65%          0.59%         0.58%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                           2.98%*              2.95%          2.85%         2.83%
   After expense reimbursements                            3.15%*              3.08%          2.97%         2.96%
 Portfolio turnover                                        2.65%               9.18%         21.62%        22.45%

                                                    Year Ended   Year Ended
                                                    August 31,   August 31,
                                                       2002         2001
                                                   ------------ -----------
Net asset value, beginning of period                 $  11.09    $  10.72
                                                     --------    --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                   0.39        0.43
 Net gain (loss) on securities (both realized and
  unrealized)                                            0.27        0.37
                                                     --------    --------
   Total from investment operations                      0.66        0.80
                                                     --------    --------
LESS DISTRIBUTIONS
 Dividends from net investment income                   (0.39)      (0.43)
 Distributions from capital gains                       (0.14)          -
                                                     --------    --------
   Total distributions                                  (0.53)      (0.43)
                                                     --------    --------
 Paid in capital from redemption fee (Note 1)             N/A         N/A
                                                     --------    --------
Net asset value, end of period                       $  11.22    $  11.09
                                                     ========    ========
Total return                                             6.17%       7.66%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                $ 27,105    $ 22,949
 Ratio of expenses to average net assets:
   Before expense reimbursements                         0.72%       0.71%
   After expense reimbursements                          0.55%       0.55%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                         3.43%       3.82%
   After expense reimbursements                          3.60%       3.98%
 Portfolio turnover                                     29.28%      24.35%

----------
(a)   Less than $0.01 per share
*     Annualized

                 See accompanying notes to financial statements
                                       44

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

California Tax-Free Income Fund

                                                       Six Months
                                                          Ended
                                                      February 28,         Year Ended      Year Ended   Year Ended
                                                          2006             August 31,      August 31,   August 31,
                                                       (Unaudited)            2005            2004         2003
                                                   ------------------ ------------------- ------------ ------------
Net asset value, beginning of period                  $    12.41         $     12.78        $  12.66     $  13.24
                                                      ----------         -----------        --------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                      0.25                0.50            0.50         0.50
 Net gain (loss) on securities (both realized and
  unrealized)                                              (0.19)              (0.13)           0.22        (0.42)
                                                      ----------         -----------        --------     --------
   Total from investment operations                         0.06                0.37            0.72         0.08
                                                      ----------         -----------        --------     --------
LESS DISTRIBUTIONS
 Dividends from net investment income                      (0.25)              (0.51)          (0.50)       (0.50)
 Distributions from capital gains                          (0.26)              (0.23)          (0.10)       (0.16)
                                                      ----------         -----------        --------     --------
   Total distributions                                     (0.51)              (0.74)          (0.60)       (0.66)
                                                      ----------         -----------        --------     --------
 Paid in capital from redemption fee (Note 1)              (0.00)(a)           (0.00)(a)         N/A          N/A
                                                      ----------         -----------        --------     --------
Net asset value, end of period                        $    11.96          $    12.41        $  12.78     $  12.66
                                                      ==========         ===========        ========     ========
Total return                                                0.55%               2.96%           5.82%        0.61%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                 $  135,259         $   142,125        $158,327     $172,488
 Ratio of expenses to average net assets:                   0.71%*              0.66%           0.62%        0.61%
 Ratio of net investment income to average net
  assets:                                                   4.11%*              4.05%           3.86%        3.82%
 Portfolio turnover                                         0.00%              31.95%          11.64%        1.44%

                                                    Year Ended   Year Ended
                                                    August 31,   August 31,
                                                       2002         2001
                                                   ------------ -----------
Net asset value, beginning of period                 $  13.17    $  12.75
                                                     --------    --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                   0.52        0.55
 Net gain (loss) on securities (both realized and
  unrealized)                                            0.18        0.44
                                                     --------    --------
   Total from investment operations                      0.70        0.99
                                                     --------    --------
LESS DISTRIBUTIONS
 Dividends from net investment income                   (0.52)      (0.56)
 Distributions from capital gains                       (0.11)      (0.01)
                                                     --------    --------
   Total distributions                                  (0.63)      (0.57)
                                                     --------    --------
 Paid in capital from redemption fee (Note 1)             N/A         N/A
                                                     --------    --------
Net asset value, end of period                       $  13.24     $ 13.17
                                                     ========    ========
Total return                                             5.55%       7.98%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                $206,909    $201,286
 Ratio of expenses to average net assets:                0.61%       0.63%
 Ratio of net investment income to average net
  assets:                                                4.11%       4.30%
 Portfolio turnover                                     22.94%      28.96%

----------
(a)   Less than $0.01 per share
*     Annualized

                 See accompanying notes to financial statements
                                       45

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

U.S. Government Securities Fund

                                                       Six Months
                                                          Ended
                                                      February 28,        Year Ended     Year Ended   Year Ended
                                                          2006            August 31,     August 31,   August 31,
                                                       (Unaudited)           2005           2004         2003
Direct Shares                                      ------------------ ----------------- ------------ ------------
Net asset value, beginning of period                  $    10.51         $    10.60       $  10.56     $  10.73
                                                      ----------         ----------       --------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                      0.20               0.37           0.35         0.35
 Net gain (loss) on securities (both realized and
  unrealized)                                              (0.27)             (0.00)(a)       0.09        (0.08)
                                                      ----------         ----------       --------     --------
   Total from investment operations                        (0.07)              0.37           0.44         0.27
                                                      ----------         ----------       --------     --------
LESS DISTRIBUTIONS
 Dividends from net investment income                      (0.20)             (0.37)         (0.32)       (0.44)
 Distributions from capital gains                              -              (0.09)         (0.08)           -
                                                      ----------         ----------       --------     --------
   Total distributions                                     (0.20)             (0.46)         (0.40)       (0.44)
                                                      ----------         ----------       --------     --------
 Paid in capital from redemption fee (Note 1)              (0.00)(a)          (0.00)(a)        N/A          N/A
                                                      ----------         ----------       --------     --------
Net asset value, end of period                        $    10.24         $    10.51       $  10.60      $ 10.56
                                                      ==========         ==========       ========     ========
Total return                                               (0.61)%             3.60%          4.23%        2.52%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                 $   21,721         $   25,024       $ 27,454     $ 31,585
 Ratio of expenses to average net assets:
   Before expense reimbursements                            0.83%**            0.79%          0.75%        0.71%
   After expense reimbursements                             0.73%**            0.71%          0.65%        0.65%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                            3.83%**            3.46%          2.92%        3.22%
   After expense reimbursements                             3.93%**            3.54%          3.02%        3.28%
 Portfolio turnover                                        35.10%             39.85%        103.98%       39.29%

                                                    Year Ended   Year Ended
                                                    August 31,   August 31,
                                                       2002         2001
Direct Shares                                      ------------ -----------
Net asset value, beginning of period                 $  10.77    $  10.33
                                                     --------    --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                   0.50        0.58
 Net gain (loss) on securities (both realized and
  unrealized)                                            0.19        0.42
                                                     --------    --------
   Total from investment operations                      0.69        1.00
                                                     --------    --------
LESS DISTRIBUTIONS
 Dividends from net investment income                   (0.59)      (0.56)
 Distributions from capital gains                       (0.14)          -
                                                     --------    --------
   Total distributions                                  (0.73)      (0.56)
                                                     --------    --------
 Paid in capital from redemption fee (Note 1)             N/A         N/A
                                                     --------    --------
Net asset value, end of period                       $  10.73     $ 10.77
                                                     ========    ========
Total return                                             6.65%       9.94%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                $ 33,275    $ 27,265
 Ratio of expenses to average net assets:
   Before expense reimbursements                         0.71%       0.71%
   After expense reimbursements                          0.65%       0.65%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                         4.59%       5.32%
   After expense reimbursements                          4.65%       5.38%
 Portfolio turnover                                    150.35%     209.58%

                                                      Six Months
                                                         Ended                          October 16,
                                                     February 28,       Year Ended       2003* to
                                                         2006           August 31,      August 31,
                                                      (Unaudited)          2005            2004
K Shares                                           ---------------- ----------------- --------------
Net asset value, beginning of period                  $  10.57         $   10.65        $  10.55
                                                      --------         ---------        --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                    0.19              0.31            0.23
 Net gain (loss) on securities (both realized and
  unrealized)                                            (0.27)             0.01            0.15
                                                      --------         ---------        --------
   Total from investment operations                      (0.08)             0.32            0.38
                                                      --------         ---------        --------
LESS DISTRIBUTIONS
 Dividends from net investment income                    (0.18)            (0.31)          (0.20)
 Distributions from capital gains                            -             (0.09)          (0.08)
                                                      --------         ---------        --------
   Total distributions                                   (0.18)            (0.40)          (0.28)
                                                      --------         ---------        --------
 Paid in capital from redemption fee (Note 1)            (0.00)(a)         (0.00)(a)         N/A
                                                      --------         ---------        --------
Net asset value, end of period                        $  10.31         $   10.57        $  10.65
                                                      ========         =========        ========
Total return                                             (0.79)%            3.07%           3.66%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                 $  4,909         $   4,308        $  1,689
 Ratio of expenses to average net assets:
   Before expense reimbursements                          1.33%**           1.30%           1.25%**
   After expense reimbursements                           1.23%**           1.22%           1.15%**
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                          3.33%**           2.95%           2.42%**
   After expense reimbursements                           3.43%**           3.03%           2.52%**
 Portfolio turnover                                      35.10%            39.85%         103.98%

----------
*     Commencement of operations.
**    Annualized.
(a)   Less than $0.01 per share

                 See accompanying notes to financial statements
                                       46

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

The United States Treasury Trust

                                                  Six Months
                                                     Ended
                                                 February 28,    Year Ended   Year Ended    Year Ended    Year Ended    Year Ended
                                                     2006        August 31,   August 31,    August 31,    August 31,    August 31,
                                                  (Unaudited)       2005         2004          2003          2002          2001
Direct Shares                                   -------------- ------------- ------------ ------------- ------------- -------------
Net asset value, beginning of period              $   1.000      $  1.000     $   1.000     $  1.000      $  1.000      $  1.000
                                                  ---------      --------     ---------     --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                0.017         0.017         0.006        0.008         0.017         0.047
LESS DISTRIBUTIONS
 Dividends from net investment income                (0.017)       (0.017)       (0.006)      (0.008)       (0.017)       (0.047)
                                                  ---------      --------     ---------     --------      --------      --------
Net asset value, end of period                    $   1.000      $  1.000     $   1.000     $  1.000      $  1.000      $  1.000
                                                  =========      ========     =========     ========      ========      ========
Total return                                           1.74%         1.72%         0.63%        0.86%         1.70%         4.87%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)             $  32,274      $ 36,919     $  39,143     $ 40,635      $ 51,013      $ 59,760
 Ratio of expenses to average net assets:
   Before expense reimbursements                       0.79%**       0.74%         0.71%        0.70%         0.67%         0.65%
   After expense reimbursements                        0.52%**       0.48%         0.36%        0.42%         0.42%         0.40%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                       3.25%**       1.59%         0.28%        0.56%         1.45%         4.48%
   After expense reimbursements                        3.51%**       1.85%         0.63%        0.84%         1.70%         4.73%

                                                  Six Months
                                                     Ended                     October 16,
                                                 February 28,   Year Ended        2003*
                                                     2006       August 31,    to August 31,
                                                  (Unaudited)      2005           2004
K Shares                                        -------------- ------------ ----------------
Net asset value, beginning of period              $  1.000       $  1.000      $  1.000
                                                  --------       --------      --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                               0.015          0.012         0.001
LESS DISTRIBUTIONS
 Dividends from net investment income               (0.015)        (0.012)       (0.001)
                                                  --------       --------      --------
Net asset value, end of period                    $  1.000       $  1.000      $  1.000
                                                  ========       ========      ========
Total return                                         1.44  %        1.22  %        0.12%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)             $  2,575       $  2,490      $    944
 Ratio of expenses to average net assets:
   Before expense reimbursements                      1.27%**        1.25%        1.21%**
   After expense reimbursements                       1.01%**        0.99%        0.86%**
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                      2.75%**        1.08%       (0.22)%**
   After expense reimbursements                       3.01%**        1.34%        0.13%**

----------
*     Commencement of operations.
**    Annualized.

                 See accompanying notes to financial statements
                                       47

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

Short-Term U.S. Government Bond Fund

                                                  Six Months
                                                     Ended
                                                 February 28,     Year Ended     Year Ended   Year Ended   Year Ended   Year Ended
                                                     2006         August 31,     August 31,   August 31,   August 31,   August 31,
                                                  (Unaudited)        2005           2004         2003         2002         2001
Direct Shares                                   -------------- ---------------- ------------ ------------ ------------ -----------
Net asset value, beginning of period              $    9.96       $   10.09       $ 10.11      $  10.17      $ 10.24     $ 10.05
                                                  ---------       ---------       -------      --------     --------    --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                 0.16            0.21         0.11           0.18         0.30        0.53
 Net gain on securities (both realized and
  unrealized)                                         (0.12)          (0.13)            -         (0.06)        0.09        0.21
                                                  ---------       ---------       -------      --------     --------    --------
   Total from investment operations                    0.04            0.08         0.11           0.12         0.39        0.74
                                                  ---------       ---------       -------      --------     --------    --------
LESS DISTRIBUTIONS
 Dividends from net investment income                 (0.16)          (0.21)        (0.12)        (0.18)       (0.30)      (0.55)
 Distributions from capital gains                         -           (0.00)(a)     (0.01)            -        (0.16)      (0.00)
                                                  ---------       ---------       -------      --------     --------    --------
   Total distributions                                (0.16)          (0.21)        (0.13)        (0.18)       (0.46)      (0.55)
                                                  ---------       ---------       -------      --------     --------    --------
Net asset value, end of period                    $    9.84       $    9.96       $ 10.09      $  10.11      $ 10.17     $ 10.24
                                                  =========       =========       =======      ========     ========    ========
Total return                                           0.37%           0.82%         1.06%         1.17%        3.90%       7.58%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)             $  14,886       $  15,354       $15,098      $ 21,500     $ 10,942    $ 11,623
 Ratio of expenses to average net assets:
   Before expense reimbursements                       0.89%**         0.85%         0.80%         0.80%        0.82%       0.86%
   After expense reimbursements                        0.58%**         0.56%         0.50%         0.49%        0.43%       0.30%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                       2.86%**         1.77%         0.85%         1.35%        2.57%       4.63%
   After expense reimbursements                        3.17%**         2.06%         1.15%         1.66%        2.96%       5.19%
 Portfolio turnover                                   35.83%         159.11%        62.58%        74.45%      119.61%      64.56%

                                                   Six Months
                                                      Ended                        October 16,
                                                  February 28,     Year Ended         2003*
                                                      2006         August 31,     to August 31,
                                                   (Unaudited)        2005            2004
K Shares                                         -------------- ---------------- --------------
Net asset value, beginning of period               $   9.96        $  10.10        $  10.12
                                                   --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                0.14            0.15            0.05
  Net gain on securities (both realized and
   unrealized)                                        (0.12)          (0.14)          (0.01)
                                                   --------        --------        --------
   Total from investment operations                    0.02            0.01            0.04
                                                   --------        --------        --------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.13)          (0.15)          (0.05)
  Distributions from capital gains                        -           (0.00)(a)       (0.01)
                                                   --------        --------        --------
   Total distributions                                (0.13)          (0.15)          (0.06)
                                                   --------        --------        --------
Net asset value, end of period                     $   9.85        $   9.96        $  10.10
                                                   ========        ========        ========
Total return                                           0.21%           0.20%           0.41%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)             $  1,410        $  1,277        $  1,235
  Ratio of expenses to average net assets:
   Before expense reimbursements                       1.43%**         1.35%           1.30%**
   After expense reimbursements                        1.08%**         1.06%           1.00%**
  Ratio of net investment income to average net
   assets:
   Before expense reimbursements                       2.36%**         1.27%           0.35%**
   After expense reimbursements                        2.67%**         1.56%           0.65%**
  Portfolio turnover                                  35.83%         159.11%          62.58%

----------
*     Commencement of operations.
**    Annualized.
(a)   Less than $0.01 per share

                 See accompanying notes to financial statements
                                       48

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

S&P 500 Index Fund

                                                    Six Months
                                                       Ended
                                                   February 28,       Year Ended     Year Ended   Year Ended
                                                       2006           August 31,     August 31,   August 31,
                                                    (Unaudited)          2005           2004         2003
Direct Shares                                   ------------------ ---------------- ------------ ------------
Net asset value, beginning of period               $    24.61         $   22.32       $  20.36     $ 18.48
                                                   ----------         ---------       --------     -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                   0.20              0.44           0.32        0.29
 Net gain (loss) on securities
  (both realized and unrealized)                         1.22              2.29           1.95        1.89
                                                   ----------         ---------       --------     -------
   Total from investment operations                      1.42              2.73           2.27        2.18
                                                   ----------         ---------       --------     -------
LESS DISTRIBUTIONS
 Dividends from net investment income                   (0.19)            (0.44)         (0.31)      (0.30)
 Distributions from capital gains                           -                 -              -           -
                                                   ----------         ---------       --------     -------
   Total distributions                                  (0.19)            (0.44)         (0.31)      (0.30)
                                                   ----------         ---------       --------     -------
 Paid in capital from redemption fee (Note 1)           (0.00)(a)         (0.00)(a)        N/A         N/A
                                                   ----------         ---------       --------     -------
Net asset value, end of period                     $    25.84         $   24.61       $  22.32     $ 20.36
                                                   ==========         =========       ========     =======
Total return                                             5.81%            12.31%         11.16%      12.03%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $  105,752         $ 102,899       $106,305     $98,264
 Ratio of expenses to average net assets:
   Before expense reimbursements                         0.50%**           0.46%          0.43%       0.45%
   After expense reimbursements                          0.36%**           0.33%          0.27%       0.25%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                         1.45%**           1.35%          1.27%       1.35%
   After expense reimbursements                          1.59%**           1.48%          1.43%       1.55%
 Portfolio turnover                                      1.73%             3.36%          2.00%       3.63%

                                                  Year Ended    Year Ended
                                                  August 31,    August 31,
                                                     2002          2001
Direct Shares                                    ------------ -------------
Net asset value, beginning of period              $   22.79     $  30.84
                                                  ---------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                 0.29         0.34
 Net gain (loss) on securities
  (both realized and unrealized)                      (4.31)       (7.64)
                                                  ---------     --------
   Total from investment operations                   (4.02)       (7.30)
                                                  ---------     --------
LESS DISTRIBUTIONS
 Dividends from net investment income                 (0.29)       (0.34)
 Distributions from capital gains                         -        (0.41)
                                                  ---------     --------
   Total distributions                                (0.29)       (0.75)
                                                  ---------     --------
 Paid in capital from redemption fee (Note 1)           N/A          N/A
                                                  ---------     --------
Net asset value, end of period                    $   18.48     $  22.79
                                                  =========     ========
Total return                                         (17.83)%     (23.93)%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)             $  93,961     $141,390
 Ratio of expenses to average net assets:
   Before expense reimbursements                       0.41%        0.39%
   After expense reimbursements                        0.20%        0.20%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                       1.30%        1.16%
   After expense reimbursements                        1.51%        1.35%
 Portfolio turnover                                   31.12%        6.26%

                                                       Six Months
                                                          Ended                      October 16,
                                                      February 28,     Year Ended       2003*
                                                          2006         August 31,   to August 31,
                                                       (Unaudited)        2005          2004
K Shares                                           ------------------ ------------ --------------
Net asset value, beginning of period                  $   24.70         $  22.37     $  21.17
                                                      ---------         --------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                     0.16             0.29         0.12
 Net gain (loss) on securities (both realized and
  unrealized)                                              1.21             2.33         1.16
                                                      ---------         --------     --------
   Total from investment operations                        1.37             2.62         1.28
                                                      ---------         --------     --------
LESS DISTRIBUTIONS
 Dividends from net investment income                     (0.13)           (0.29)       (0.08)
 Distributions from capital gains                             -                -            -
                                                      ---------         --------     --------
   Total distributions                                    (0.13)           (0.29)       (0.08)
                                                      ---------         --------     --------
 Paid in capital from redemption fee (Note 1)             (0.00)(a)        (0.00)         N/A
                                                      ---------         --------     --------
Net asset value, end of period                        $   25.94         $  24.70      $ 22.37
                                                      =========         ========     ========
Total return                                               5.55%           11.77%        6.05%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                 $   5,536         $  4,641     $  2,261
 Ratio of expenses to average net assets:
   Before expense reimbursements                           1.00%**          0.97%        0.93%**
   After expense reimbursements                            0.86%**          0.84%        0.77%**
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                           0.95%**          0.84%        0.77%**
   After expense reimbursements                            1.09%**          0.97%        0.93%**
 Portfolio turnover                                        1.73%            3.36%        2.00%

----------
*     Commencement of operations.
**    Annualized.
(a)   Less than $0.01 per share

                 See accompanying notes to financial statements
                                       49

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

S&P MidCap Index Fund

                                                       Six Months
                                                          Ended
                                                      February 28,       Year Ended     Year Ended   Year Ended
                                                          2006           August 31,     August 31,   August 31,
                                                       (Unaudited)          2005           2004         2003
Direct Shares                                      ------------------ ---------------- ------------ ------------
Net asset value, beginning of period                  $   23.34          $   19.00       $  17.01     $  14.60
                                                      ---------          ---------       --------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                     0.11               0.18           0.13         0.12
 Net gain (loss) on securities (both realized and
  unrealized)                                              1.87               4.34           1.98         2.41
                                                      ---------          ---------       --------     --------
   Total from investment operations                        1.98               4.52           2.11         2.53
                                                      ---------          ---------       --------     --------
LESS DISTRIBUTIONS
 Dividends from net investment income                     (0.09)             (0.18)         (0.12)       (0.12)
 Distributions from capital gains                         (1.56)                 -              -            -
                                                      ---------          ---------       --------     --------
   Total distributions                                    (1.65)             (0.18)         (0.12)       (0.12)
                                                      ---------          ---------       --------     --------
 Paid in capital from redemption fee (Note 1)             (0.00)(a)          (0.00)(a)        N/A          N/A
                                                      ---------          ---------       --------     --------
Net asset value, end of period                        $   23.67          $   23.34       $  19.00      $ 17.01
                                                      =========          =========       ========     ========
Total return                                               8.87%             23.87%         12.44%       17.46%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                 $ 176,869          $ 161,655       $126,678     $103,771
 Ratio of expenses to average net assets:
   Before expense reimbursements                           0.63%**            0.59%          0.58%        0.58%
   After expense reimbursements                            0.58%**            0.55%          0.49%        0.46%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                           0.93%**            0.80%          0.60%        0.66%
   After expense reimbursements                            0.97%**            0.84%          0.69%        0.78%
 Portfolio turnover                                        7.18%             18.07%         12.75%        8.33%

                                                    Year Ended   Year Ended
                                                    August 31,   August 31,
                                                       2002         2001
Direct Shares                                      ------------ -----------
Net asset value, beginning of period                 $ 16.18      $ 20.75
                                                     -------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.05         0.17
 Net gain (loss) on securities (both realized and
  unrealized)                                          (1.54)       (1.66)
                                                     -------      -------
   Total from investment operations                    (1.49)       (1.49)
                                                     -------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.03)       (0.18)
 Distributions from capital gains                      (0.06)       (2.90)
                                                     -------      -------
   Total distributions                                 (0.09)       (3.08)
                                                     -------      -------
 Paid in capital from redemption fee (Note 1)            N/A          N/A
                                                     -------      -------
Net asset value, end of period                       $ 14.60      $ 16.18
                                                     =======      =======
Total return                                           (8.77)%      (6.56)%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                $96,590      $83,293
 Ratio of expenses to average net assets:
   Before expense reimbursements                        0.58%        0.56%
   After expense reimbursements                         0.40%        0.40%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                        0.78%        0.84%
   After expense reimbursements                         0.96%        1.00%
 Portfolio turnover                                    21.73%       39.41%

                                                       Six Months
                                                          Ended                            October 16,
                                                      February 28,        Year Ended          2003*
                                                          2006            August 31,      to August 31,
                                                       (Unaudited)           2005             2004
K Shares                                           ------------------ ------------------ --------------
Net asset value, beginning of period                  $   23.34          $   19.00         $  17.78
                                                      ---------          ---------         --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                     0.06               0.07             0.05
 Net gain (loss) on securities (both realized and
  unrealized)                                              1.86               4.34             1.19
                                                      ---------          ---------         --------
   Total from investment operations                        1.92               4.41             1.24
                                                      ---------          ---------         --------
LESS DISTRIBUTIONS
 Dividends from net investment income                     (0.04)             (0.07)           (0.02)
 Distributions from capital gains                         (1.56)                 -                -
                                                      ---------          ---------         --------
   Total distributions                                    (1.60)             (0.07)           (0.02)
                                                      ---------          ---------         --------
 Paid in capital from redemption fee (Note 1)             (0.00)(a)          (0.00)(a)          N/A
                                                      ---------          ---------         --------
Net asset value, end of period                        $   23.66          $   23.34         $  19.00
                                                      =========          =========         ========
Total return                                               8.61%             23.26%            6.96%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                 $   5,555          $   4,881         $  2,459
 Ratio of expenses to average net assets:
   Before expense reimbursements                           1.15%**            1.09%            1.08%**
   After expense reimbursements                            1.08%**            1.05%            0.99%**
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                           0.43%**            0.30%            0.10%**
   After expense reimbursements                            0.47%**            0.34%            0.19%**
 Portfolio turnover                                        7.18%             18.07%           12.75%

----------
*     Commencement of operations.
**    Annualized.
(a)   Less than $0.01 per share

                 See accompanying notes to financial statements
                                       50

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

S&P SmallCap Index Fund

                                                       Six Months
                                                          Ended
                                                      February 28,       Year Ended     Year Ended   Year Ended
                                                          2006           August 31,     August 31,   August 31,
                                                       (Unaudited)          2005           2004         2003
Direct Shares                                      ------------------ ---------------- ------------ ------------
Net asset value, beginning of period                  $   19.08          $   15.85       $ 14.07      $ 11.60
                                                      ---------          ---------       -------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                     0.05               0.09         0.04         0.03
 Net gain (loss) on securities (both realized and
  unrealized)                                              1.59               3.99         1.92         2.51
                                                      ---------          ---------       -------      -------
   Total from investment operations                        1.64               4.08         1.96         2.54
                                                      ---------          ---------       -------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income                     (0.05)             (0.09)        (0.04)       (0.03)
 Distributions from capital gains                         (0.88)             (0.76)        (0.14)       (0.04)
                                                      ---------          ---------       -------      -------
   Total distributions                                    (0.93)             (0.85)        (0.18)       (0.07)
                                                      ---------          ---------       -------      -------
 Paid in capital from redemption fee (Note 1)             (0.00)(a)          (0.00)(a)       N/A          N/A
                                                      ---------          ---------       -------      -------
Net asset value, end of period                        $   19.79          $   19.08       $ 15.85      $ 14.07
                                                      =========          =========       =======      =======
Total return                                               8.89%             26.17%        13.93%       22.04%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                 $  25,578          $  24,250       $20,742      $18,526
 Ratio of expenses to average net assets:
   Before expense reimbursements                           0.89%**            0.86%         0.82%        0.88%
   After expense reimbursements                            0.73%**            0.71%         0.65%        0.65%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                           0.38%**            0.37%         0.09%        0.08%
   After expense reimbursements                            0.54%**            0.52%         0.26%        0.31%
 Portfolio turnover                                        7.37%              7.25%        14.60%       16.51%

                                                    Year Ended   Year Ended
                                                    August 31,   August 31,
                                                       2002         2001
Direct Shares                                      ------------ -----------
Net asset value, beginning of period                 $ 12.89      $ 14.09
                                                     -------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.03         0.11
 Net gain (loss) on securities (both realized and
  unrealized)                                          (1.28)       (0.55)
                                                     -------      -------
   Total from investment operations                    (1.25)       (0.44)
                                                     -------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.04)       (0.12)
 Distributions from capital gains                          -        (0.64)
                                                     -------      -------
   Total distributions                                 (0.04)       (0.76)
                                                     -------      -------
 Paid in capital from redemption fee (Note 1)            N/A          N/A
                                                     -------      -------
Net asset value, end of period                       $ 11.60      $ 12.89
                                                     =======      =======
Total return                                           (9.69)%      (2.59)%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                $15,813      $14,226
 Ratio of expenses to average net assets:
   Before expense reimbursements                        0.88%        0.92%
   After expense reimbursements                         0.65%        0.65%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                        0.00%        0.54%
   After expense reimbursements                         0.23%        0.81%
 Portfolio turnover                                    17.64%       41.91%

                                                       Six Months
                                                          Ended                           October 16,
                                                      February 28,       Year Ended          2003*
                                                          2006           August 31,      to August 31,
                                                       (Unaudited)          2005             2004
K Shares                                           ------------------ ---------------- ----------------
Net asset value, beginning of period                  $   19.04          $  15.82         $  14.78
                                                      ---------          --------         --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                     0.01              0.01            (0.01)
 Net gain (loss) on securities (both realized and
  unrealized)                                              1.58              3.97             1.19
                                                      ---------          --------         --------
   Total from investment operations                        1.59              3.98             1.18
                                                      ---------          --------         --------
LESS DISTRIBUTIONS
 Dividends from net investment income                         -                 -                -
 Distributions from capital gains                         (0.88)            (0.76)           (0.14)
                                                      ---------          --------         --------
   Total distributions                                    (0.88)            (0.76)           (0.14)
                                                      ---------          --------         --------
 Paid in capital from redemption fee (Note 1)             (0.00)(a)         (0.00)(a)          N/A
                                                      ---------          --------         --------
Net asset value, end of period                        $   19.75          $  19.04         $  15.82
                                                      =========          ========         ========
Total return                                               8.65%            25.53%            7.99%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                 $   7,068          $  6,070         $  2,700
 Ratio of expenses to average net assets:
   Before expense reimbursements                           1.39%**           1.36%            1.32%**
   After expense reimbursements                            1.23%**           1.21%            1.15%**
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                          (0.12)%**         (0.13)%          (0.41)%**
   After expense reimbursements                            0.04%**           0.02%           (0.24)%**
 Portfolio turnover                                        7.37%             7.25%           14.60%

----------
*     Commencement of operations.
**    Annualized.
(a)   Less than $0.01 per share

                 See accompanying notes to financial statements
                                       51

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

Equity Income Fund

                                                       Six Months
                                                          Ended
                                                      February 28,        Year Ended      Year Ended   Year Ended
                                                          2006            August 31,      August 31,   August 31,
                                                       (Unaudited)           2005            2004         2003
Direct Shares                                      ------------------ ------------------ ------------ ------------
Net asset value, beginning of period                  $    16.12         $    14.07        $  12.32     $  11.38
                                                      ----------         ----------        --------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                      0.14               0.26            0.20         0.15
 Net gain (loss) on securities (both realized and
  unrealized)                                               0.47               2.05            1.70         0.94
                                                      ----------         ----------        --------     --------
   Total from investment operations                         0.61               2.31            1.90         1.09
                                                      ----------         ----------        --------     --------
LESS DISTRIBUTIONS
 Dividends from net investment income                      (0.15)             (0.26)          (0.15)       (0.15)
 Distributions from capital gains                          (0.35)                 -               -            -
                                                      ----------         ----------        --------     --------
   Total distributions                                     (0.50)             (0.26)          (0.15)       (0.15)
                                                      ----------         ----------        --------     --------
 Paid in capital from redemption fee (Note 1)              (0.00)(a)          (0.00)(a)         N/A          N/A
                                                      ----------         ----------        --------     --------
Net asset value, end of period                        $    16.23         $    16.12        $  14.07      $ 12.32
                                                      ==========         ==========        ========     ========
Total return                                                3.85%             16.51%          15.51%        9.77%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                 $   17,371         $   16,641        $ 13,137     $  9,818
 Ratio of expenses to average net assets:
   Before expense reimbursements                            0.87%**            0.87%           0.90%        0.95%
   After expense reimbursements                             0.87%**            0.85%           0.80%        0.80%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                            1.79%**            1.70%           1.04%        1.24%
   After expense reimbursements                             1.81%**            1.72%           1.14%        1.39%
 Portfolio turnover                                         0.20%              3.25%          14.43%       30.01%

                                                     Year Ended    Year Ended
                                                     August 31,    August 31,
                                                        2002          2001
Direct Shares                                       ------------ -------------
Net asset value, beginning of period                  $  12.21     $   14.81
                                                      --------     ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                    0.17          0.28
 Net gain (loss) on securities (both realized and
  unrealized)                                            (0.83)        (2.46)
                                                      --------     ---------
   Total from investment operations                      (0.66)        (2.18)
                                                      --------     ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                    (0.17)        (0.39)
 Distributions from capital gains                            -         (0.03)
                                                      --------     ---------
   Total distributions                                   (0.17)        (0.42)
                                                      --------     ---------
 Paid in capital from redemption fee (Note 1)              N/A           N/A
                                                      --------     ---------
Net asset value, end of period                        $  11.38     $   12.21
                                                      ========     =========
Total return                                             (5.46)%      (14.94)%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                 $  8,261     $   8,794
 Ratio of expenses to average net assets:
   Before expense reimbursements                          0.91%         0.94%
   After expense reimbursements                           0.80%         0.80%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                          1.33%         1.96%
   After expense reimbursements                           1.44%         2.10%
 Portfolio turnover                                      69.43%        73.50%

                                                       Six Months
                                                          Ended                          October 16,
                                                      February 28,       Year Ended         2003*
                                                          2006           August 31,     to August 31,
                                                       (Unaudited)          2005            2004
K Shares                                           ------------------ ---------------- --------------
Net asset value, beginning of period                  $   16.17          $  14.10      $ 12.90
                                                      ---------          --------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                     0.11              0.18         0.01
 Net gain (loss) on securities (both realized and
  unrealized)                                              0.46              2.07         1.21
                                                      ---------          --------      -------
   Total from investment operations                        0.57              2.25         1.22
                                                      ---------          --------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income                     (0.11)            (0.18)       (0.02)
 Distributions from capital gains                         (0.35)                -            -
                                                      ---------          --------      -------
   Total distributions                                    (0.46)            (0.18)       (0.02)
                                                      ---------          --------      -------
 Paid in capital from redemption fee (Note 1)             (0.00)(a)         (0.00)(a)      N/A
                                                      ---------          --------      -------
Net asset value, end of period                        $   16.28          $  16.17      $ 14.10
                                                      =========          ========      =======
Total return                                               3.57%            16.00%        9.47%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                 $   3,591          $  3,234      $ 1,470
 Ratio of expenses to average net assets:
   Before expense reimbursements                           1.37%**           1.37%        1.40% **
   After expense reimbursements                            1.37%**           1.35%        1.30% **
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                           1.29%**           1.20%        0.54% **
   After expense reimbursements                            1.31%**           1.22%        0.64% **
 Portfolio turnover                                        0.20%             3.25%       14.43%

----------
*     Commencement of operations.
**    Annualized.
(a)   Less than $0.01 per share

                 See accompanying notes to financial statements
                                       52

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

European Growth & Income Fund

                                                    Six Months
                                                       Ended
                                                   February 28,       Year Ended     Year Ended   Year Ended
                                                       2006           August 31,     August 31,   August 31,
                                                    (Unaudited)          2005           2004         2003
Direct Shares                                   ------------------ ---------------- ------------ ------------
Net asset value, beginning of period               $     8.57         $    7.10       $  6.18       $ 5.80
                                                   ----------         ---------       -------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                   0.03              0.15          0.16         0.11
 Net loss on securities (both realized and
  unrealized)                                            0.51              1.48          0.89         0.35
                                                   ----------         ---------       -------      -------
   Total from investment operations                      0.54              1.63          1.05         0.46
                                                   ----------         ---------       -------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income                   (0.04)            (0.16)        (0.13)       (0.08)
 Distributions from capital gains                           -                 -             -            -
                                                   ----------         ---------       -------      -------
   Total distributions                                  (0.04)            (0.16)        (0.13)       (0.08)
                                                   ----------         ---------       -------      -------
 Paid in capital from redemption fee (Note 1)           (0.00)(a)         (0.00)(a)       N/A          N/A
                                                   ----------         ---------       -------      -------
Net asset value, end of period                     $     9.07         $    8.57       $  7.10      $  6.18
                                                   ==========         =========       =======      =======
Total return                                             6.27%            23.15%        17.04%        8.17%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $    5,213         $   5,024       $ 3,923      $ 3,364
 Ratio of expenses to average net assets:
   Before expense reimbursements                         1.41%**           1.55%         1.72%        1.99%
   After expense reimbursements                          0.95%**           0.98%         0.95%        0.95%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                         0.26%**           1.41%         1.17%        0.83%
   After expense reimbursements                          0.73%**           1.98%         1.94%        1.87%
 Portfolio turnover                                      1.66%             1.47%         2.01%        0.00%

                                                  Year Ended    Year Ended
                                                  August 31,    August 31,
                                                     2002          2001
Direct Shares                                    ------------ -------------
Net asset value, beginning of period              $    7.13     $    9.59
                                                  ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                 0.10          0.08
 Net loss on securities (both realized and
  unrealized)                                         (1.34)        (2.46)
                                                  ---------     ---------
   Total from investment operations                   (1.24)        (2.38)
                                                  ---------     ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                 (0.09)        (0.08)
 Distributions from capital gains                         -             -
                                                  ---------     ---------
   Total distributions                                (0.09)        (0.08)
                                                  ---------     ---------
 Paid in capital from redemption fee (Note 1)           N/A           N/A
                                                  ---------     ---------
Net asset value, end of period                    $    5.80     $    7.13
                                                  =========     =========
Total return                                         (17.50)%      (24.87)%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)             $   2,357     $   2,106
 Ratio of expenses to average net assets:
   Before expense reimbursements                       1.99%         2.17%
   After expense reimbursements                        0.95%         0.95%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                       0.30%        (0.18)%
   After expense reimbursements                        1.34%         1.04%
 Portfolio turnover                                    9.70%        19.75%

                                                    Six Months
                                                       Ended                          October 16,
                                                   February 28,       Year Ended         2003*
                                                       2006           August 31,     to August 31,
                                                    (Unaudited)          2005            2004
K Shares                                        ------------------ ---------------- --------------
Net asset value, beginning of period               $    8.60          $   7.11        $   6.61
                                                   ---------          --------        --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.01              0.10            0.08
 Net loss on securities (both realized and
  unrealized)                                           0.50              1.51            0.48
                                                   ---------          --------        --------
   Total from investment operations                     0.51              1.61            0.56
                                                   ---------          --------        --------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.01)            (0.12)          (0.06)
 Distributions from capital gains                          -                 -               -
                                                   ---------          --------        --------
   Total distributions                                 (0.01)            (0.12)          (0.06)
                                                   ---------          --------        --------
 Paid in capital from redemption fee (Note 1)          (0.00)(a)         (0.00)(a)         N/A
                                                   ---------          --------        --------
Net asset value, end of period                     $    9.10          $   8.60        $   7.11
                                                   =========          ========        ========
Total return                                            5.98%            22.78%           8.43%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $   3,804          $  3,052        $  1,177
 Ratio of expenses to average net assets:
   Before expense reimbursements                        1.91%**           2.07%           2.22%**
   After expense reimbursements                         1.45%**           1.50%           1.45%**
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                       (0.24)%**          0.89%           0.67%**
   After expense reimbursements                         0.23%**           1.46%           1.44%**
 Portfolio turnover                                     1.66%             1.47%           2.01%

----------
*     Commencement of operations.
**    Annualized.
(a)   Less than $0.01 per share

                 See accompanying notes to financial statements
                                       53

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

Nasdaq-100 Index Fund

                                                       Six Months
                                                          Ended
                                                      February 28,       Year Ended     Year Ended   Year Ended
                                                          2006           August 31,     August 31,   August 31,
                                                       (Unaudited)          2005           2004         2003
Direct Shares                                      ------------------ ---------------- ------------ ------------
Net asset value, beginning of period                  $     3.98         $    3.46       $  3.41      $  2.41
                                                      ----------         ---------       -------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                                  -              0.03         (0.01)       (0.01)
 Net gain (loss) on securities (both realized and
  unrealized)                                               0.22              0.51          0.06         1.01
                                                      ----------         ---------       -------      -------
   Total from investment operations                         0.22              0.54          0.05         1.00
                                                      ----------         ---------       -------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income                          -             (0.02)            -            -
 Distributions from capital gains                              -                 -             -            -
                                                      ----------         ---------       -------      -------
   Total distributions                                         -             (0.02)            -            -
                                                      ----------         ---------       -------      -------
 Paid in capital from redemption fee (Note 1)              (0.00)(a)         (0.00)(a)       N/A          N/A
                                                      ----------         ---------       -------      -------
Net asset value, end of period                        $     4.20         $    3.98       $  3.46      $  3.41
                                                      ==========         =========       =======      =======
Total return                                               5.53%             15.47%         1.47%       41.49%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                 $   14,475         $  15,161       $14,349      $14,928
 Ratio of expenses to average net assets:
   Before expense reimbursements                            0.95%**           0.95%         0.91%        1.05%
   After expense reimbursements                             0.73%**           0.71%         0.65%        0.65%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                           (0.18)%**          0.41%        (0.62)%      (0.80)%
   After expense reimbursements                             0.04%**           0.65%        (0.36)%      (0.40)%
 Portfolio turnover                                         9.65%             9.94%         8.82%        8.64%

                                                       Year Ended      Year Ended
                                                       August 31,      August 31,
                                                          2002            2001
Direct Shares                                       ---------------- -------------
Net asset value, beginning of period                   $    3.75       $   10.67
                                                       ---------       ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                              (0.00)(a)        0.05
 Net gain (loss) on securities (both realized and
  unrealized)                                              (1.33)          (6.84)
                                                       ---------       ---------
   Total from investment operations                        (1.33)          (6.79)
                                                       ---------       ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                      (0.01)          (0.08)
 Distributions from capital gains                              -           (0.05)
                                                       ---------       ---------
   Total distributions                                     (0.01)          (0.13)
                                                       ---------       ---------
 Paid in capital from redemption fee (Note 1)                N/A             N/A
                                                       ---------       ---------
Net asset value, end of period                         $    2.41       $    3.75
                                                       =========       =========
Total return                                              (35.61)%        (64.26)%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                  $   9,191       $  11,390
 Ratio of expenses to average net assets:
   Before expense reimbursements                            0.99%           0.90%
   After expense reimbursements                             0.64%           0.65%
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                           (0.45)%          0.14%
   After expense reimbursements                            (0.10)%          0.39%
 Portfolio turnover                                         4.18%          13.82%

                                                      Six Months
                                                         Ended                           October 16,
                                                     February 28,       Year Ended        2003* to
                                                         2006           August 31,       August 31,
                                                      (Unaudited)          2005             2004
K Shares                                          ------------------ ---------------- ----------------
Net asset value, beginning of period                 $    3.96          $   3.45         $   3.62
                                                     ---------          --------         --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                            (0.01)                -            (0.01)
Net gain (loss) on securities (both realized and
 unrealized)                                              0.22              0.52            (0.16)
                                                     ---------          --------         --------
Total from investment operations                          0.21              0.52            (0.17)
                                                     ---------          --------         --------
 LESS DISTRIBUTIONS
 Dividends from net investment income                        -             (0.01)               -
 Distributions from capital gains                            -                 -                -
                                                     ---------          --------         --------
   Total distributions                                       -             (0.01)               -
                                                     ---------          --------         --------
 Paid in capital from redemption fee (Note 1)            (0.00)(a)         (0.00)(a)          N/A
                                                     ---------          --------         --------
Net asset value, end of period                       $    4.17          $   3.96         $   3.45
                                                     =========          ========         ========
Total return                                              5.30%            15.13%           (4.70)%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                $   3,801          $  3,417         $  1,651
 Ratio of expenses to average net assets:
   Before expense reimbursements                          1.45%**           1.46%            1.41%**
   After expense reimbursements                           1.23%**           1.22%            1.15%**
 Ratio of net investment income to average net
  assets:
   Before expense reimbursements                         (0.68)%**         (0.10)%          (1.12)%**
   After expense reimbursements                          (0.46)%**          0.14%           (0.86)%**
 Portfolio turnover                                       9.65%             9.94%            8.82%

----------
*     Commencement of operations.
**    Annualized.
(a)   Less than $0.01 per share

                 See accompanying notes to financial statements
                                       54

--------------------------------------------------------------------------------
California                    Notes To Financial               February 28, 2006
Investment Trust            Statements (Unaudited)
--------------------------------------------------------------------------------

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors principal and has a high level of income as is consistent with these objectives by investing in mainly U.S. government securities. The following is a summary of significant accounting policies followed by the Funds.

      California Investment Trust II began offering an additional class of shares, Class K, on October 16, 2003. Income and expenses of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares.

      (a) Security Valuation - Portfolio securities of the S&P 500, S&P MidCap and S&P SmallCap Index Funds, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Funds' ("Board of Trustees"). California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

      (b) Futures Contracts - Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

      (c) Federal Income Taxes - No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2005, available to offset future capital gains, if any, are as follows:


                                                   U.S. Govt.       Short Term Govt.                European Growth
     Expiring             Tax Free MM             Securities           Bond Fund        S&P 500       & Income        Nasdaq-100
----------------- -------------------------- -------------------- ------------------ ------------ ----------------   -----------
        2007                     -                       -                   -                -            806                -
        2008                     -                       -                   -                -         53,456          537,333
        2009                     -                       -                   -        6,120,424         40,585        2,356,290
        2010                     -                       -                   -                -              -                -
        2011                     -                       -                   -        2,790,405        104,291        3,015,439
        2012                 3,258                       -                   -                -          2,426        1,963,355
        2013                     -                  19,438              15,901                -         59,164        2,084,713
                             -----                  ------              ------        ---------        -------        ---------
       Total                 3,258                  19,438              15,901        8,910,829        260,728        9,957,130
                             =====                  ======              ======        =========        =======        =========

      Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2005, permanent differences between book and tax accounting have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

                                                                 Increase (Decrease)
                                        Increase (Decrease)       Undistributed Net        Increase (Decrease)
                                          Paid-in capital     Investment Income (Loss)   Accumulated Gain/(Loss)
                                       --------------------- -------------------------- ------------------------
California Insured Intermediate Fund              -                    (3,152)                    3,152
California Tax-Free Income Fund                   -                  (130,323)                  130,323
U.S. Government Securities Fund                  11                        (4)                       (7)
The United States Treasury Trust               (105)                      105                         -
Short-Term U.S. Government Bond Fund             (8)                        -                         8
Equity Income Fund                             5,116                   (5,116)                        -

--------------------------------------------------------------------------------
California                    Notes To Financial               February 28, 2006
Investment Trust            Statements (Unaudited)-(Continued)
--------------------------------------------------------------------------------

      (d) Security Transactions, Investment Income and Distributions to Shareholders - Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00.If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

      (e) Concentration - The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.

      (f) Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

      (g) Share Valuations - The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund's shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran's Day (observed). The offering and redemption price per share of each Fund is equal to a Fund's net asset value per share. Shares of certain funds were charged a 1% redemption fee on shares redeemed or exchanged within seven days of purchase. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund retained the fee charged as paid-in capital and such fees became part of that Fund's daily NAV calculation. The redemption fee was established January 1, 2005.

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

      CCM Partners ("CCM"), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

      In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund's average daily net assets. CCM has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund's total expenses, excluding extraordinary items, from exceeding 1.00% of that Fund's average daily net assets. CCM has voluntarily reimbursed more expenses than contractually obligated. This voluntary reimbursement is effective for a calendar year, renewal at the end of each calendar year and is not subject to recoupment. Reimbursement from the manager for the six months ended February 28, 2006, is as follows:

                                                           Voluntary Expense Limitation
                                        -----------------------------------------------------------------
Fund                                            Reimburse         Direct Shares     K Shares   Expiration
--------------------------------------- --------------------- -------------------- ---------- -----------
California Tax-Free Money Market Fund            $66,830               0.53%            N/A     12/31/06
California Insured Intermediate Fund             $18,008               0.68%            N/A     12/31/06
Short-Term U.S. Government Bond Fund             $23,872               0.59%           1.09%    12/31/06
U.S. Government Securities Fund                  $12,615               0.74%           1.24%    12/31/06
The United States Treasury Trust                 $48,398               0.53%           1.03%    12/31/06
S&P 500 Index Fund                               $81,721               0.36%           0.86%    12/31/06
S&P MidCap Index Fund                            $33,050               0.58%           1.08%    12/31/06
S&P SmallCap Index Fund                          $24,359               0.74%           1.24%    12/31/06
Equity Income Fund*                              $   533                N/A             N/A     12/31/06
European Growth & Income Fund                    $20,028               1.00%           1.50%    12/31/06
Nasdaq-100 Index fund                            $21,450               0.74%           1.24%    12/31/06

----------
* For the period 09/01/2005 through 12/31/2005 the expense limitation was 0.89% and 1.39% for Direct Shares and K Shares respectively. Beginning 01/01/2006 the Fund did not renew its voluntary expense limitation.

      As compensation for administrative duties not covered by the management agreement, CCM receives an administration fee, which became effective February 28, 2005. The administration fee is based on assets held, in aggregate, by the Funds comprising California Investment Trust and California Investment Trust II. The fee rates are 0.10% on the first $100 million, 0.08% on the next $400 million, and 0.06% on combined assets over $500 million.

      Certain officers and trustees of the Trusts are also partners of CCM. Michael O'Callaghan has served as the Chief Compliance Officer ("CCO") of the Trusts since August 2004. Mr. O'Callaghan is also employed by CCM Partners, the Advisor and Administrator to the Trusts. The Trusts are responsible for the portion of his salary allocated to his duties as the CCO of the Trusts and CCM Partners is reimbursed for this portion of his salary. The level of reimbursement is reviewed and determined by the Trustees at least annually.

      California Investment Trust II has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of California Investment Trust II pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Share of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund's Class K Shares.

      California Investment Trust II has adopted a Shareholder Services Plan (the "Services Plan"), whereby the Class K Shares of each Fund of California Investment Trust II pays CCM Partners, LP, the Funds' Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning Class K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

--------------------------------------------------------------------------------
California                    Notes To Financial               February 28, 2006
Investment Trust            Statements (Unaudited)-(Continued)
--------------------------------------------------------------------------------

      For the six months ended February 28, 2006, the following were paid by the Class K Shares of each Fund of California Investment Trust II:

                                                      Shareholder
Fund                                     12b-1 Fees   Service Fee
------------------------------------------------------------------
U.S. Government Securities Fund             $5,486      $5,486
The United States Treasury Trust            $3,010      $3,010
Short-Term U.S. Government Bond Fund        $1,653      $1,653
S&P 500 Index Fund                          $6,066      $6,066
S&P Midcap Index Fund                       $6,276      $6,276
S&P SmallCap Index Fund                     $7,700      $7,700
Equity Income Fund                          $4,083      $4,083
European Growth & Income Fund               $4,096      $4,096
Nasdaq-100 Index Fund                       $4,365      $4,365

Note 3 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities other than short-term investments during the six months ended February 28, 2006 were as follows:

                                         Purchases       Sales
------------------------------------------------------------------
California Tax-Free Income Fund         $ 6,176,585   $         0
California Insured Intermediate Fund    $   530,785   $ 2,089,997
Short-Term U.S. Government Bond Fund    $ 6,003,809   $ 5,487,957
U.S. Government Securities Fund         $ 8,458,836   $10,501,108
S&P 500 Index Fund                      $ 1,830,608   $ 1,982,923
S&P Midcap Index Fund                   $18,694,439   $12,125,769
S&P SmallCap Index Fund                 $ 4,224,929   $ 2,102,054
Equity Income Fund                      $   314,670   $    35,894
European Growth & Income Fund           $   421,240   $   136,732
Nasdaq-100 Index Fund                   $ 1,757,935   $ 2,907,278

Note 4
     The tax character of distributions paid during the years ended August 31, 2005 and 2004 were as follows:

                                                 Ordinary      Long-Term     Exempt-Interest       Total
                                                  Income     Capital Gains      Dividends      Distributions
------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund   2005            -              -        1,062,279        1,062,279
                                        2004            -              -          461,912          461,912
California Insured Intermediate Fund    2005            -         54,421          759,043          813,464
                                        2004       10,062         68,620          835,074          913,756
California Tax Free Income Fund         2005            -      2,641,599        5,919,149        8,560,748
                                        2004      142,398      1,242,840        6,615,271        8,000,509
U.S. Government Securities Fund         2005    1,023,984        245,911                -        1,269,895
                                        2004      979,427        163,988                -        1,143,415
The United States Treasury Trust        2005      777,049              -                -          777,049
                                        2004      260,901              -                -          260,901
Short Term U.S. Government Bond Fund    2005      341,703          6,624                -          348,327
                                        2004      221,710              -                -          221,710
S&P 500 Index Fund                      2005    2,025,865              -                -        2,025,865
                                        2004    1,494,851              -                -        1,494,851
S&P MidCap Index Fund                   2005    1,241,578              -                -        1,241,578
                                        2004      788,031              -                -          788,031
S&P SmallCap Index Fund                 2005      222,097      1,041,049                -        1,263,146
                                        2004      109,483        125,962                -          235,445
Equity Income Fund                      2005      277,269              -                -          277,269
                                        2004      134,677              -                -          134,677
European Growth & Income Fund           2005      127,879              -                -          127,879
                                        2004       78,858              -                -           78,858
Nasdaq-100 Index Fund                   2005       69,372              -                -           69,372
                                        2004            -              -                -                -

--------------------------------------------------------------------------------
California                    Notes To Financial               February 28, 2006
Investment Trust            Statements (Unaudited)-(Continued)
--------------------------------------------------------------------------------

The tax character of distributable earnings at August 31, 2005 were as follows:

                                        Undistributed  Undistributed  Capital Loss     Unrealized                         Total
                                           Ordinary      Long Term        Carry       Appreciation    Post October    Distributable
                                            Income     Capital Gain     Forwards     (Depreciation)     Losses **       Earnings
                                        ------------- -------------- -------------- ---------------- -------------- ---------------
California Tax-Free Money Market Fund            -               -         (3,258)              -              -            (3,258)
California Insured Intermediate Fund             -         250,930              -         464,002              -           714,932
California Tax Free Income Fund            104,090       2,858,661              -      10,656,592              -        13,619,343
U.S. Government Securities Fund              2,997               -        (19,438)        333,336       (209,735)          107,160
The United States Treasury Trust               105               -              -               -         (2,708)           (2,603)
Short Term U.S. Government Bond Fund           700               -        (15,901)        (48,068)      (176,191)         (239,460)
S&P 500 Index Fund                         263,477               -     (8,910,829)     22,797,760       (441,753)       13,708,655
S&P MidCap Index Fund                      170,489      10,381,783              -      42,274,380              -        52,826,652
S&P SmallCap Index Fund                    109,902       1,148,718              -       8,731,259              -         9,989,879
Equity Income Fund                          42,664         433,755              -       3,808,732              -         4,285,151
European Growth & Income Fund               16,444               -       (260,728)        978,200         (9,717)          724,199
Nasdaq-100 Index Fund                       33,047               -     (9,957,130)     (1,980,379)      (133,695)      (12,038,157)

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, and other deferrals.

** Under the current tax law, capital losses realized after October 31 and prior to the Funds' fiscal year end may be deferred as occurring on the first day of the following fiscal year.
--------------------------------------------------------------------------------

      Fund Holdings: The Fund holdings shown in this report are as of February 28, 2006. Holdings are subject to change at any time, so holdings shown in this report may not reflect current fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the first of which was filed for the quarter ending November 30, 2004. The Funds' Form N-Q will be available on the SEC's website at www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room to Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330 and copies of the form N-Q may be obtained by calling (800) 225-8778.

      Proxy Voting Record: The Funds' Statement of Additional Information ("SAI") containing a description of the policies and procedures that the California Investment Trust Fund Group uses to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2005, is available upon request, at no charge, at the phone number below or on the SEC's website at www.sec.gov.

      This report is submitted for the general information of the shareholders of the California Investment Trust Fund Group. It is authorized for distribution only if preceded or accompanied by a current California Investment Trust Fund Group prospectus. Additional copies of the prospectus may be obtained by calling
(800) 225-8778 or can be downloaded from the Funds' website at www.caltrust.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

--------------------------------------------------------------------------------
                    BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
                                   (UNAUDITED)
--------------------------------------------------------------------------------

      Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Trustee                          Address           Date of Birth        Position Held with the Trust       Length of Time Served
----------------------- ------------------------- --------------- --------------------------------------- ----------------------
Stephen C. Rogers       P.O. Box 387              06/27/66        President, Secretary & Trustee, Chief   Since August 1998
                        San Francisco, CA 94104                   Executive Officer, CCM Partners
Harry Holmes            P.O. Box 387              12/05/25        Trustee                                 Since September 1985
                        San Francisco, CA 94104
John B. Sias            P.O. Box 387              01/22/27        Trustee                                 Since March 1991
                        San Francisco, CA 94104
James Miller            P.O. Box 387              05/28/66        Trustee                                 Since August 2001
                        San Francisco, CA 94104
Christopher P. Browne   P.O. Box 387              02/07/67        Treasurer                               Since October 2004
                        San Francisco, CA 94104

      Each Trustee oversees twelve portfolios of the Trusts, including the Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers      Chief Executive Officer, CCM Partners, 1999 to present; Chief Operating Officer, CCM Partners 1997 to
                        1999; Administrative Officer, CCM Partners 1994-1997; Marketing Representative, CCM Partners, 1993 to 1994.

Harry Holmes            Principal, Harry Holmes & Associates (consulting); President and Chief Executive Officer, Aspen Skiing
                        Company, 1982-1984;President and Chief Executive Officer, Pebble Beach Company
                        (property management), 1973-1984.

John B. Sias            Director Enzo Biochem, Inc., 1982 to present; Chairman, President and CEO, Chronicle Publishing
                        Company, 1993 to 2000; Director, Executive Vice President, Capital Cities/ABC Inc. and President,
                        ABC Network T.V. Group 1986 to 1992.

James Miller            Vice President, Jones Lange LaSalle Americas, Inc. 1999 to present; Associate, Orrick Herrington &
                        Sutcliffe LLP, 1996-1999; Associate, Gordon & Rees LLP, 1992-1993.

Christopher P. Browne   Portfolio Manager, CIT Funds, 2004 to present; Manager, Autodesk, 2000-2004; Principal, Baystar
                        Capital, 1998-2000.

Additional information on the Trustees may be found in the SAI.

* Trustee deemed to be an "interested person" of the Trusts, as defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------
         CALIFORNIA INVESTMENT TRUST AND CALIFORNIA INVESTMENT TRUST II
 BOARD APPROVAL OF THE MANAGEMENT AGREEMENTS AND FORM OF NEW ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

      The Investment Company Act of 1940 ("1940 Act") requires that the full Boards of Trustees of California Investment Trust and California Investment Trust II (collectively, the "Board"), and a majority of the Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the 1940 Act, voting separately, annually approve the continuation of the Trusts' Management Agreements with CCM Partners ("CCM"), dated January 18, 2000 and January 28, 2000 (the "Current Agreements"), with respect to each Fund. At a meeting held in-person on February 14, 2006, the Board, including a majority of the Independent Trustees, on behalf of the Trusts' California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund, European Growth & Income Fund, U.S. Government Securities Fund, Short-Term U.S. Govt. Bond Fund and The United States Treasury Trust (each a "Fund"), considered and approved the continuance of the Current Agreements with respect to each Fund with CCM for an additional one-year period. The Board also considered and approved, subject to obtaining requisite approval by Fund shareholders, forms of new investment advisory agreements (the "New Agreements") for each of the Funds.

      Prior to the meeting, the Independent Trustees requested information from CCM. This information together with other information provided by CCM and the information provided to the Independent Trustees throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations as summarized below. In addition to the factors identified above, the information, other material factors and conclusions that formed the basis for the Board's subsequent approval are described below.

Information Received

      Materials reviewed. During the course of each year, the independent Trustees receive a wide variety of materials relating to the services provided by CCM, including reports on each Fund's investment results; portfolio composition; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CCM to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund's investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding CCM (the principal business activity of which is managing the Funds), descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

      Review Process. The Board received assistance and advice regarding legal and industry standards from independent counsel to the independent Trustees. The Board discussed the renewal of the Current Agreements and the approval of the New Agreements with CCM representatives and in a private session with independent legal counsel at which no representatives of CCM were present. In deciding to approve the renewal of the Current Agreements and recommend the approval of the New Agreements to the shareholders, the independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

      CCM, its personnel and its resources. The Board considered the depth and quality of CCM's investment management process; the experience, capability and integrity of its senior management and other personnel; the turnover rates of its personnel; and the overall financial strength and stability of its organization. The Board also considered that CCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting, and that CCM is currently exploring the acquisition of a higher quality analytics package and performance attribution tools. The Board further considered CCM's continuing need to attract and retain qualified personnel and, noting CCM's recent retention of a new chief operating officer with extensive industry experience and proposed additions to CCM's administrative support staff, determined that CCM was adequately managing matters related to the Funds.

      Other Services. The Board considered, in connection with the performance of its investment management services to the Funds, the following: CCM's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by CCM to the Funds under the administration servicing agreements.

      The Board concluded that the CCM had the quality and depth of personnel and investment methods essential to performing its duties under the Current Agreements and which would be essential to performing its duties under the New Agreements, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

      The Board considered each Fund's unique, balanced pursuit of its investment objectives and the investment results of each Fund in light of its objectives. The Trustees reviewed the short-term and long-term performance of each of the Funds on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed the Morningstar or iMoneyNet rankings for each of the Funds, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund's investment restrictions, the Fund's size and similar factors.

      o For the California Insured Intermediate Fund, it was noted that the performance of the Fund was in the third quartile for the 3-year (annualized) period and in the second quartile for the 5-year (annualized) and 10-year (annualized) periods. Although performance in recent periods was in the bottom quartile, the Board took into consideration the fact that the Fund's investment restrictions require it to maintain a higher credit quality portfolio than the Morningstar comparison group for the Fund, and accordingly that the Fund's ranking may reflect a comparison to certain other funds with lower credit quality portfolios.

      o For the California Tax-Free Money Market Fund, it was noted that the performance of the Fund was in the third quartile for the 1-month (annualized) and second quartile for 12-month-to-date periods.

      o For the California Tax-Free Income Fund, although the Board noted that under the Morningstar California Municipal Long comparison group the performance of the Fund was in the bottom quartile for all periods considered, the Trustees also took into account CCM's representation that the Morningstar California Municipal Intermediate/Short comparison group provided a more suitable category for peer analysis for the Fund. Under such comparison group, the performance of the Fund ranked in the second quartile for all periods considered. The Trustees also took into consideration the composition of the portfolio inherited from the Fund's prior portfolio manager and the continued efforts to reposition the portfolio with minimal realization of capital gain pending an eventual inversion of the yield curve.

      o For the Equity Income Fund, it was noted that although performance of the most recent quarter was unfavorable due to a slight overweight in certain sectors that dragged in November and December of 2005, the performance of the Fund was in the second quartile for the 3-year and 5-year periods. The Board also noted that the Fund outperformed the benchmark index in the 5-year (annualized) period.

      o For the European Growth & Income Fund, it was noted that the performance of the Fund was in the bottom quartile for the 1-year, 3-year and 5-year periods. The Fund underperformed the benchmark index in the quarterly, 1-year and 3-year (annualized) periods, but outperformed the benchmark index in the 5-year (annualized) period. The Board also noted the Fund's total return for the 1-year and 3-year (annualized) periods was 6.99% and 18.24%, respectively. The Board considered that although the Fund is not technically considered an index fund because it primarily invests in American
            Depositary Receipts instead of the underlying securities of the foreign issuers, the Fund's seeks to act as an index fund that tracks the Dow Jones European Stoxx 50 Index as a target portfolio. Although the Board expressed concern about the Fund's performance, the Board considered that a review of Statistical R Squared Data against the Dow Jones European Stoxx 50 Index may assist in future evaluations of performance.

--------------------------------------------------------------------------------
         CALIFORNIA INVESTMENT TRUST AND CALIFORNIA INVESTMENT TRUST II
 BOARD APPROVAL OF THE MANAGEMENT AGREEMENTS AND FORM OF NEW ADVISORY AGREEMENTS
                                  - (CONTINUED)
--------------------------------------------------------------------------------

      o For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in third and fourth quartile for the quarter and 1-year periods, respectively, Fund performance was in the second quartile for the 3-year and 5-year periods. The Board also noted with approval that the Fund was tracking its asset class tightly.

      o For the S&P 500 Index Fund, it was noted that the performance of the Fund was in the second quartile over the 3-year and 5-year periods and in the top quartile for the 10-year period. The Trustees noted with approval that the Fund was tracking its asset class tightly.

      o For the S&P MidCap Index Fund, it was noted that the performance of the Fund was in the top quartile over the quarterly, 1-year and 10-year periods and in the second quartile over the 3-year and 5-year periods. The Board also noted the Fund's positive absolute performance over every period measured. The Trustees noted with approval that the Fund was tracking its asset class tightly.

      o For the S&P SmallCap Index Fund, it was noted that the performance of the Fund was in the second quartile for the 1-year and 3-year periods. The Board also noted the Fund's positive absolute performance over every period measured. The Trustees noted that in general the Fund was tracking its asset class tightly.

      o For the Short-Term U.S. Govt. Bond Fund, the Trustees noted that the performance of the Fund was in the second quartile for the quarterly and 1-year periods.

      o For the U.S. Government Securities Fund, it was noted that the performance of the Fund was in the second quartile for the quarterly period, and the third quartile for other periods considered.

      o     For  The  United  States  Treasury  Trust,  it was  noted  that  the performance of the Fund was in the top quartile for the 1-month (annualized) period and in the second quartile for the 12-month-to-date period.

      The Board ultimately concluded that CCM's performance record in managing each Fund was satisfactory and in some cases excellent, supporting the determination that CCM's continued management under the Current Agreements and, subject to shareholder approval, the New Agreements would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Operating Expenses

      The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the industry average fees and expense levels of other Funds in applicable Morningstar categories. The Board noted that the total management fees charged to each Fund were below the industry average and that with respect to two-thirds of the Funds the management fees charged by CCM were significantly lower than the industry averages for such Funds. The Board observed that with certain exceptions each Fund's total operating expenses were well below the industry average of the other Funds. With respect to the exceptions, the Board noted that the operating expenses of one Fund equaled the industry average for its category and the Class K shares of two Funds exceeded the industry average for its category but not by a significant amount. The Board also noted the voluntary advisory fee limitation that CCM had put into effect during 2005 with respect to all but two of the Funds. The Trustees noted that although additional new administrative services are now paid for by the Funds under fund administration servicing agreements that took effect during February of 2005, these services were previously provided to the Funds by CCM at its own expense. The Board concluded that the relatively low level of the fees charged by CCM should benefit the Fund and its shareholders, and considering that no increase in management fees was contemplated under the New Agreements, such benefit should continue under the New Agreements.

Adviser, Costs, Level of Profits, Economies of Scale and Ancillary Benefits

      The Board reviewed information regarding CCM's costs of providing services to the Funds, as well as the resulting level of profits to CCM. The independent Trustees received a representation from CCM that its profits were not excessive and that CCM's profitability was low by industry standards. The Board considered CCM's need to invest in technology, infrastructure and staff to reinforce and offer new services and obtain the tools necessary to improve the provision of investment advisory services to the Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by CCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund's shareholders. The Trustees also noted that CCM has contractually agreed to limit its advisory fees of the Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain Funds CCM imposed a voluntary fee limitation, although such voluntary limitations may be decreased or eliminated at the option of CCM. The Board also considered that CCM does not receive substantial indirect benefits from managing the Funds (one example of an indirect benefit is research paid for by Fund brokerage commissions - CCM currently does not seek to supplement its fees with such "soft-dollar" benefits). On the basis of the foregoing, the Board concluded that each Fund's cost structure was reasonable.

Factors Specifically Related to the Form of New Investment Advisory Agreements

      In determining whether to approve the New Agreements and to recommend their approval to the shareholders, the Board considered information provided by CCM regarding the new requirements and increased levels of administrative responsibilities required to operate the Funds and the fact that CCM had been voluntarily assuming responsibility for performing these new and additional services even though CCM believed they were not clearly within the scope of the Current Agreement. The Board and its independent members were advised by independent legal counsel that the Current Agreements were outdated and contain many antiquated provisions. In addition to the factors discussed above, the
Board took into account the following:(1) that the principal purpose of the Current Agreements is to secure investment management services for the assets of the Fund; (2) CCM's representation that the same persons responsible for management of the Funds under the Current Agreements are currently expected to continue to manage the Funds under the New Agreements; (3) that the management fees to be received by CCM under the New Agreements is the same as the management  fees  paid  under  the  Current  Agreements;  (4)  that  the  senior management personnel responsible for the management of CCM are expected to continue to be responsible for the management of CCM; (5) the substantive similarity of many terms and provisions of the New Agreements and Current Agreements; (6) that CCM does not expect any diminution in the level of required management services it provides under the Current Agreement; (7) that CCM, prior to the adoption of the administration servicing agreements was performing many administrative services that CCM believed were not clearly covered by the Current Agreements at CCM's own expense; (8) that although the office of CCO was not anticipated at the time the Current Agreements were first approved or last ratified, and that SEC rules currently require each Trust to fill the office of CCO, and that the performance of his duties under the supervision of the Board is viewed as benefiting each Fund and the allocation of the cost of the Funds' CCO to the Funds is viewed as enhancing the independence of the CCO; (9) that currently CCM bears certain expenses and is separately compensated by the Funds for certain administrative and regulatory support functions under the administration servicing agreements that are not covered by the Current
Agreements; and (10) that when the Current Agreements were initially entered into, neither CCM nor the Funds contemplated the scope of obligations that are currently involved with respect to the non-investment management operation of the Funds, and that these increased obligations largely fall outside of the core investment management function for which CCM was appointed under the Current Agreements.

Conclusions

      Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Current Agreements and the New Agreements, taking into account the separate administration fees, are and would be fair and reasonable to each Fund and its shareholders, that each Fund's shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to CCM by the Fund, and that the renewal of the Current Agreements and the approval of the New Agreements were in the best interests of each Fund and its shareholders.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this Report, the Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officers, which is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved to this code of ethics during the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

N/A for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is incorporated by reference to the registrant's Form N-CSR filed by Registrant on November 9, 2005.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) N/A

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust

By (Signature and Title)*  /s/ Stephen C. Rogers
                         -------------------------------------------------------
                            Stephen C. Rogers, President       Date: May 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Stephen C. Rogers
                         -------------------------------------------------------
                          Stephen C. Rogers, President         Date: May 9, 2006

By (Signature and Title)*  /s/ Christopher P. Browne
                         -------------------------------------------------------
                          Christopher P. Browne, Treasurer     Date: May 9, 2006

* Print the name and title of each signing officer under his or her signature.

                                       3